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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number	811-05686

AIM Investment Securities Funds (Invesco Investment Securities Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices)        (Zip code)

Philip A. Taylor     11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	11/30/12

2409833

012213 (1) BO

Item 1.  Schedule of Investments.

Invesco Corporate Bond Fund
Quarterly Schedule of Portfolio Holdings November 30, 2012

invesco.com/us	VK-CBD-QTR-1 11/12	Invesco Advisers, Inc.

Schedule of Investments (a)

November 30, 2012

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–85.92%

Advertising–0.52%

Lamar Media Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 05/01/23(b)	$70,000	$70,700

National CineMedia LLC, Sr. Sec. Global Notes, 6.00%, 04/15/22	35,000	37,187

Omnicom Group Inc., Sr. Unsec. Gtd. Global Notes, 3.63%, 05/01/22	1,070,000	1,122,425

WPP Finance (United Kingdom), Sr. Unsec. Gtd. Global Notes, 8.00%, 09/15/14	3,830,000	4,252,416

		5,482,728

Aerospace & Defense–0.66%

BE Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	100,000	105,500

Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.75%, 03/15/20(b)	520,000	585,000

General Dynamics Corp., Sr. Unsec. Gtd. Global Notes, 2.25%, 11/15/22	2,550,000	2,522,468

3.60%, 11/15/42	1,500,000	1,481,729

Huntington Ingalls Industries Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 03/15/18	120,000	130,200

7.13%, 03/15/21	255,000	276,675

Spirit Aerosystems Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	235,000	250,275

Textron Inc., Sr. Unsec. Notes, 4.63%, 09/21/16	1,375,000	1,507,836

TransDigm Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 10/15/20(b)	60,000	61,350

		6,921,033

Agricultural Products–0.80%

Bunge Ltd. Finance Corp., Sr. Unsec. Gtd. Notes, 4.10%, 03/15/16	2,285,000	2,456,843

Ingredion Inc., Sr. Unsec. Global Notes, 1.80%, 09/25/17	1,950,000	1,952,926

Sr. Unsec. Notes, 3.20%, 11/01/15	2,000,000	2,105,280

6.63%, 04/15/37	1,495,000	1,879,977

		8,395,026

Air Freight & Logistics–0.15%

United Parcel Service Inc., Sr. Unsec. Global Notes, 3.63%, 10/01/42	1,550,000	1,553,857

	Principal Amount	Value

Airlines–1.77%

America West Airlines Pass Through Trust-Series 2001-1, Class G, Sec. Pass Through Ctfs., 7.10%, 04/02/21	$1,189,335	$1,240,625

American Airlines Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16 (Acquired 03/15/11-11/29/11; Cost $362,856)(b)(c)	435,000	458,925

American Airlines Pass Through Trust, Series 2009-1A, Sec. Pass Through Ctfs., 10.38%, 07/02/19	544,727	565,494

Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	3,243,457	3,340,760

Continental Airlines Pass Through Trust, Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 7.34%, 04/19/14	128,842	133,432

Series 2009-1, Sec. Pass Through Ctfs., 9.00%, 07/08/16	2,443,697	2,834,689

Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	90,638	100,212

Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.00%, 01/12/19	2,272,952	2,335,458

Delta Air Lines Pass Through Trust, Series 2009-1, Class A, Sr. Sec. Pass Through Ctfs., 7.75%, 12/17/19	517,412	595,348

Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16(b)	80,000	83,600

Series 2010-2, Class A, Sec. Pass Through Ctfs., 4.95%, 05/23/19	2,164,636	2,359,454

Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15(b)	105,000	109,594

Series 2011-1, Class A, Sec. Pass Through Ctfs., 5.30%, 04/15/19	609,997	670,996

Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 4.75%, 05/07/20	2,570,000	2,738,656

UAL Pass Through Trust, Series 2009-1, Sr. Sec. Gtd. Global Pass Through Ctfs., 10.40%, 11/01/16	317,882	367,948

Series 2009-2A, Sec. Gtd. Global Pass Through Ctfs., 9.75%, 01/15/17	398,667	460,709

US Airways Pass Through Trust- Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	195,940	184,184

		18,580,084

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Alternative Carriers–0.10%

Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	$205,000	$224,475

Level 3 Communications Inc., Sr. Unsec. Global Notes, 11.88%, 02/01/19	255,000	291,975

Level 3 Financing Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 07/01/19	115,000	123,338

8.63%, 07/15/20	50,000	54,750

9.38%, 04/01/19	125,000	140,312

Sr. Unsec. Gtd. Notes, 7.00%, 06/01/20(b)	220,000	225,500

		1,060,350

Aluminum–0.02%

Century Aluminum Co., Sr. Sec. Gtd. Notes, 8.00%, 05/15/14	250,000	253,281

Apparel Retail–0.14%

Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	275,000	299,062

Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	375,000	426,797

J. Crew Group Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/19	325,000	342,875

Limited Brands Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 06/15/19	250,000	306,250

Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	75,000	86,250

		1,461,234

Apparel, Accessories & Luxury Goods–0.27%

Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	385,000	424,462

Jones Group Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, Sr. Unsec. Notes, 6.88%, 03/15/19	765,000	787,950

Levi Strauss & Co., Sr. Unsec. Global Notes, 7.63%, 05/15/20	945,000	1,030,050

Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	665,000	652,116

		2,894,578

Application Software–0.01%

Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(b)	70,000	73,150

Asset Management & Custody Banks–0.22%

Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 6.25%, 08/15/42(b)	2,065,000	2,301,261

	Principal Amount	Value

Auto Parts & Equipment–0.07%

Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 7.13%, 05/15/19(b)	$430,000	$460,100

American Axle & Manufacturing Inc., Sr. Unsec. Gtd. Notes, 6.63%, 10/15/22	265,000	269,638

		729,738

Automobile Manufacturers–0.09%

Chrysler Group LLC/CG Co-Issuer Inc., Sec. Gtd. Global Notes, 8.00%, 06/15/19	400,000	439,000

Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	400,000	506,000

		945,000

Automotive Retail–0.69%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	4,475,000	4,799,643

AutoZone, Inc., Sr. Unsec. Global Notes, 6.50%, 01/15/14	2,350,000	2,491,753

		7,291,396

Biotechnology–0.01%

STHI Holding Corp., Sec. Gtd. Notes, 8.00%, 03/15/18(b)	120,000	131,100

Brewers–1.09%

Anheuser-Busch InBev Worldwide Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 2.88%, 02/15/16	1,500,000	1,594,680

4.13%, 01/15/15	1,280,000	1,372,368

FBG Financial Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.13%, 06/15/15(b)	2,000,000	2,210,910

Heineken NV (Netherlands), Sr. Notes, 1.40%, 10/01/17(b)	2,575,000	2,584,937

SABMiller Holdings Inc. (United Kingdom), Sr. Unsec. Gtd. Notes, 3.75%, 01/15/22(b)	1,965,000	2,135,193

4.95%, 01/15/42(b)	1,380,000	1,604,957

		11,503,045

Broadcasting–0.96%

Allbritton Communications Co., Sr. Unsec. Global Notes, 8.00%, 05/15/18	220,000	240,350

Clear Channel Worldwide Holdings Inc., Series A, Sr. Unsec. Gtd. Notes, 6.50%, 11/15/22(b)	80,000	79,800

Series B, Sr. Unsec. Gtd. Notes, 6.50%, 11/15/22(b)	195,000	197,925

Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/20	340,000	336,600

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Broadcasting–(continued)

COX Communications Inc., Sr. Unsec. Global Notes, 5.45%, 12/15/14	$1,270,000	$1,391,654

Sr. Unsec. Notes, 8.38%, 03/01/39(b)	2,185,000	3,358,503

9.38%, 01/15/19(b)	1,860,000	2,586,467

Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 3.70%, 06/01/15	1,610,000	1,722,900

LIN Television Corp., Sr. Unsec. Gtd. Notes, 6.38%, 01/15/21(b)	45,000	46,237

Nielsen Finance LLC/Co. (Netherlands), Sr. Unsec. Gtd. Notes, 4.50%, 10/01/20(b)	120,000	120,300

Starz LLC/Starz Finance Corp., Sr. Unsec. Notes, 5.00%, 09/15/19(b)	35,000	35,963

		10,116,699

Building Products–0.45%

American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	205,000	199,875

Building Materials Corp. of America, Sr. Unsec. Gtd. Notes, 7.50%, 03/15/20(b)	295,000	324,500

Sr. Unsec. Notes, 6.88%, 08/15/18(b)	85,000	91,906

Gibraltar Industries Inc.-Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	330,000	335,156

Masco Corp., Sr. Unsec. Global Notes, 5.95%, 03/15/22	95,000	105,094

Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	820,000	895,850

Owens Corning Inc., Sr. Unsec. Gtd. Global Notes, 4.20%, 12/15/22	1,765,000	1,796,224

Ply Gem Industries Inc., Sr. Sec. Gtd. Global Notes, 8.25%, 02/15/18	220,000	234,850

USG Corp., Sr. Unsec. Gtd. Notes, 7.88%, 03/30/20(b)	285,000	314,925

Sr. Unsec. Notes, 9.75%, 01/15/18	375,000	420,000

		4,718,380

Cable & Satellite–3.34%

Cablevision Systems Corp., Sr. Unsec. Global Notes, 5.88%, 09/15/22	60,000	59,250

Comcast Corp., Sr. Unsec. Gtd. Global Bonds, 6.40%, 05/15/38	1,100,000	1,427,493

Sr. Unsec. Gtd. Global Notes, 5.70%, 05/15/18	2,005,000	2,433,205

6.50%, 01/15/15	4,425,000	4,947,270

Sr. Unsec. Gtd. Notes, 6.45%, 03/15/37	1,885,000	2,445,674

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 2.40%, 03/15/17	1,235,000	1,261,292

5.15%, 03/15/42	1,085,000	1,087,197

	Principal Amount	Value

Cable & Satellite–(continued)

DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 4.63%, 07/15/17	$380,000	$394,725

5.88%, 07/15/22	140,000	150,675

Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/20	485,000	520,162

7.50%, 04/01/21	350,000	378,875

Sr. Unsec. Gtd. Notes, 7.25%, 10/15/20(b)	270,000	289,575

Nara Cable Funding Ltd. (Spain), Sr. Sec. Gtd. Notes, 8.88%, 12/01/18(b)	275,000	264,000

NBCUniversal Media LLC, Sr. Unsec. Global Notes, 2.10%, 04/01/14	1,825,000	1,858,926

5.15%, 04/30/20	1,050,000	1,250,802

5.95%, 04/01/41	1,735,000	2,114,340

Time Warner Cable, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 07/01/18	3,365,000	4,218,041

Sr. Unsec. Gtd. Notes, 5.00%, 02/01/20	1,442,000	1,685,781

Unitymedia Hessen GmbH & Co KG/ Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	355,000	389,904

Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes, 5.25%, 01/15/21	1,885,000	2,204,199

6.50%, 01/15/18	5,230,000	5,721,688

		35,103,074

Casinos & Gaming–0.46%

Ameristar Casinos Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/21	285,000	304,237

Caesars Entertainment Operating Co. Inc., Sec. Gtd. Global Notes, 12.75%, 04/15/18	260,000	190,450

Caesars Operating Escrow LLC/Caesars Escrow Corp., Sr. Sec. Gtd. Notes, 9.00%, 02/15/20(b)	200,000	201,000

Chester Downs & Marina LLC, Sr. Sec. Gtd. Notes, 9.25%, 02/01/20(b)	40,000	39,500

CityCenter Holdings LLC/CityCenter Finance Corp., Sr. Sec. Gtd. Global Notes, 7.63%, 01/15/16	215,000	231,663

Sr. Sec. Gtd. Notes, 7.63%, 01/15/16(b)	30,000	32,325

Sr. Sec. Gtd. PIK Global Notes, 10.75%, 01/15/17	311,884	339,174

Codere Finance Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 9.25%, 02/15/19(b)	40,000	30,200

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Casinos & Gaming–(continued)

MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	$1,005,000	$1,075,350

Sr. Unsec. Gtd. Notes, 6.75%, 10/01/20(b)	45,000	45,225

7.75%, 03/15/22	500,000	527,500

8.63%, 02/01/19(b)	60,000	65,400

Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	271,000	283,872

Snoqualmie Entertainment Authority, Sr. Sec. Floating Rate Notes, 4.48%, 02/01/13(b)(d)	300,000	297,375

Sr. Sec. Notes, 9.13%, 02/01/15(b)	361,000	364,159

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Sec. First Mortgage Global Notes, 5.38%, 03/15/22	660,000	700,425

7.75%, 08/15/20	55,000	63,388

		4,791,243

Coal & Consumable Fuels–0.14%

Alpha Natural Resources Inc., Sr. Unsec. Gtd. Notes, 9.75%, 04/15/18	70,000	72,450

CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/01/17	125,000	134,688

8.25%, 04/01/20	605,000	648,106

Peabody Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 11/15/18	405,000	425,250

Sr. Unsec. Gtd. Notes, 6.50%, 09/15/20	185,000	197,950

		1,478,444

Communications Equipment–0.09%

Avaya Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	365,000	330,325

Hughes Satellite Systems Corp., Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	205,000	221,400

Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	95,000	106,400

ViaSat Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 06/15/20	190,000	198,075

Sr. Unsec. Gtd. Notes, 6.88%, 06/15/20(b)	110,000	114,675

		970,875

Computer & Electronics Retail–0.25%

Best Buy Co. Inc., Sr. Unsec. Global Notes, 7.25%, 07/15/13	2,070,000	2,091,994

Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	500,000	546,250

		2,638,244

	Principal Amount	Value

Computer Storage & Peripherals–0.05%

Seagate HDD Cayman, Sr. Unsec. Gtd. Global Notes, 7.00%, 11/01/21	$400,000	$422,000

7.75%, 12/15/18	80,000	87,600

		509,600

Construction & Engineering–0.34%

Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	380,000	403,750

Sr. Unsec. Gtd. Sub. Notes, 7.13%, 01/15/21(b)	120,000	125,700

MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	210,000	216,037

Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	640,000	660,800

URS Corp., Sr. Unsec. Notes, 5.00%, 04/01/22(b)	2,070,000	2,157,194

		3,563,481

Construction & Farm Machinery & Heavy Trucks–0.66%

Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/17	110,000	129,937

Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	255,000	249,900

Deere & Co., Sr. Unsec. Notes, 3.90%, 06/09/42	5,415,000	5,571,783

Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/22	85,000	85,638

Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	200,000	224,000

Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	370,000	353,350

Terex Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 05/15/21	55,000	57,200

Titan International Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 10/01/17	270,000	286,200

		6,958,008

Construction Materials–0.40%

Cemex Finance LLC (Mexico), Sr. Sec. Gtd. Bonds, 9.50%, 12/14/16(b)	575,000	620,954

CRH America Inc. (Ireland), Sr. Unsec. Gtd. Notes, 4.13%, 01/15/16	1,140,000	1,194,068

8.13%, 07/15/18	1,395,000	1,702,789

Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	650,000	698,750

		4,216,561

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Consumer Finance–2.55%

Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 4.63%, 06/26/15	$235,000	$244,987

7.50%, 09/15/20	995,000	1,206,437

8.00%, 03/15/20	95,000	117,325

8.00%, 11/01/31	290,000	369,750

American Express Credit Corp.- Series C, Sr. Unsec. Medium- Term Global Notes, 7.30%, 08/20/13	5,480,000	5,748,962

Capital One Capital VI, Jr. Ltd. Gtd. Sub. Trust Pfd. Securities, 8.88%, 05/15/40	2,000,000	2,020,000

Capital One Financial Corp., Sr. Unsec. Notes, 1.00%, 11/06/15	2,000,000	1,991,594

Ford Motor Credit Co LLC, Sr. Unsec. Notes, 3.00%, 06/12/17	3,450,000	3,505,614

Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 4.25%, 09/20/22	5,100,000	5,293,219

General Motors Financial Co. Inc., Sr. Unsec. Gtd. Notes, 4.75%, 08/15/17(b)	80,000	83,400

National Money Mart Co., Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	150,000	165,938

SLM Corp., Sr. Unsec. Medium-Term Global Notes, 6.25%, 01/25/16	3,290,000	3,579,337

Series A, Sr. Unsec. Medium-Term Notes, 5.00%, 10/01/13	2,475,000	2,537,072

		26,863,635

Data Processing & Outsourced Services–0.31%

Computer Sciences Corp., Sr. Unsec. Global Notes, 4.45%, 09/15/22	1,460,000	1,501,653

CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	630,000	688,275

First Data Corp., Sr. Sec. Gtd. Notes, 6.75%, 11/01/20(b)	610,000	619,150

7.38%, 06/15/19(b)	215,000	223,062

SunGard Data Systems Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/15/18	60,000	64,200

7.63%, 11/15/20	110,000	121,275

		3,217,615

Department Stores–0.05%

Sears Holdings Corp., Sr. Sec. Gtd. Global Notes, 6.63%, 10/15/18	520,000	478,400

Distillers & Vintners–0.06%

CEDC Finance Corp. International Inc. (Poland), Sr. Sec. Gtd. Mortgage Notes, 9.13%, 12/01/16(b)	410,000	209,100

Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 4.63%, 03/01/23	50,000	51,750

	Principal Amount	Value

Distillers & Vintners–(continued)

7.25%, 05/15/17	$320,000	$376,800

Sr. Unsec. Gtd. Notes, 6.00%, 05/01/22	30,000	34,125

671,775

Diversified Banks–7.22%

Abbey National Treasury Services PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.88%, 04/25/14	1,070,000	1,089,026

Sr. Unsec. Gtd. Medium-Term Euro Notes, 3.88%, 11/10/14(b)	1,350,000	1,394,439

ABN Amro Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.00%, 01/31/14(b)	1,050,000	1,068,180

ANZ National Int’l Ltd. (Australia), Sr. Unsec. Gtd. Notes, 2.38%, 12/21/12(b)	1,145,000	1,145,978

Banco Bradesco S.A. (Brazil), Sr. Unsec. Notes, 4.10%, 03/23/15	460,000	477,509

Bank of Montreal (Canada), Sr. Unsec. Medium-Term Notes, 0.80%, 11/06/15	2,485,000	2,485,623

Bank of Nova Scotia (Canada), Sr. Unsec. Global Notes, 2.38%, 12/17/13	980,000	1,000,246

Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes, 6.75%, 05/22/19	1,625,000	1,995,363

Unsec. Sub. Global Notes, 5.14%, 10/14/20	765,000	802,619

Unsec. Sub. Notes, 6.05%, 12/04/17(b)	1,210,000	1,326,105

BBVA U.S. Senior S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 3.25%, 05/16/14	3,200,000	3,201,220

BPCE S.A. (France), Sr. Unsec. Notes, 2.38%, 10/04/13(b)	2,640,000	2,649,746

Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A. (Netherlands), Jr. Unsec. Sub. Notes, 11.00%(b)(e)	760,000	1,027,076

Hana Bank (South Korea), Sr. Unsec. Notes, 4.25%, 06/14/17(b)	1,500,000	1,636,678

4.50%, 10/30/15(b)	4,015,000	4,356,282

HSBC Bank PLC (United Kingdom), Sr. Unsec. Notes, 1.63%, 08/12/13(b)	2,500,000	2,510,132

4.13%, 08/12/20(b)	3,245,000	3,575,194

HSBC Finance Corp., Sr. Unsec. Sub. Global Notes, 6.68%, 01/15/21	1,982,000	2,354,903

HSBC Holdings PLC (United Kingdom), Sr. Unsec. Global Notes, 4.00%, 03/30/22	2,070,000	2,262,160

ICICI Bank Ltd. (India), Sr. Unsec. Notes, 4.75%, 11/25/16(b)	1,650,000	1,704,785

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Diversified Banks–(continued)

ING Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.00%, 09/01/15(b)	$2,510,000	$2,590,356

Unsec. Notes, 3.75%, 03/07/17(b)	1,425,000	1,516,192

Unsec. Sub. Notes, 5.13%, 05/01/15(b)	1,540,000	1,622,831

Korea Development Bank (The) (South Korea), Sr. Unsec. Global Notes, 3.50%, 08/22/17	1,475,000	1,579,491

4.38%, 08/10/15	4,315,000	4,661,993

Lloyds TSB Bank PLC (United Kingdom), Unsec. Gtd. Sub. Medium-Term Notes, 6.50%, 09/14/20(b)	4,780,000	5,239,207

RBS Capital Trust II (United Kingdom), Jr. Unsec. Gtd. Sub. Global Bonds, 6.43%(e)	95,000	80,750

Royal Bank of Scotland Group PLC (The) (United Kingdom), Sr. Unsec. Global Notes, 6.40%, 10/21/19	380,000	449,567

Unsec. Sub. Yankee Notes, 6.13%, 12/15/22	175,000	179,877

Santander U.S. Debt S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 3.72%, 01/20/15(b)	3,000,000	3,010,730

Societe Generale S.A. (France), Sr. Unsec. Medium-Term Notes, 5.20%, 04/15/21(b)	2,840,000	3,113,355

Sr. Unsec. Notes, 2.50%, 01/15/14(b)	775,000	779,442

Standard Chartered PLC (Hong Kong), Sr. Unsec. Notes, 3.20%, 05/12/16(b)	1,200,000	1,266,964

3.85%, 04/27/15(b)	610,000	643,640

5.50%, 11/18/14(b)	2,235,000	2,405,272

Turkiye IS Bankasi A.S. (Turkey), Sr. Unsec. Notes, 3.88%, 11/07/17	2,610,000	2,700,375

U.S. Bank N.A., Unsec. Sub. Notes, 3.78%, 04/29/15	1,400,000	1,488,439

VTB Bank OJSC Via VTB Capital S.A. (Russia), Sr. Unsec. Loan Participation Notes, 6.32%, 02/22/18(b)	2,470,000	2,651,557

6.55%, 10/13/20(b)	1,760,000	1,893,336

		75,936,638

Diversified Capital Markets–0.52%

UBS AG (Switzerland), Sr. Unsec. Global Bank Notes, 5.88%, 12/20/17	3,395,000	4,035,570

Sr. Unsec. Medium-Term Global Bank Notes, 5.75%, 04/25/18	1,180,000	1,410,335

		5,445,905

	Principal Amount	Value

Diversified Chemicals–0.47%

Dow Chemical Co. (The), Sr. Unsec. Global Notes, 3.00%, 11/15/22	$3,790,000	$3,782,715

4.25%, 11/15/20	1,000,000	1,112,236

		4,894,951

Diversified Metals & Mining–1.81%

BHP Billition Finance USA Ltd. (Australia), Sr. Unsec. Gtd. Global Notes, 6.50%, 04/01/19	5,000,000	6,445,758

FMG Resources Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.38%, 02/01/16(b)	140,000	141,666

6.88%, 04/01/22(b)	285,000	277,163

7.00%, 11/01/15(b)	300,000	306,750

Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Global Notes, 3.55%, 03/01/22	1,275,000	1,301,907

Midwest Vanadium Pty. Ltd. (Australia), Sr. Sec. Gtd. Mortgage Notes, 11.50%, 02/15/18(b)	115,000	74,175

Rio Tinto Finance USA PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 3.50%, 03/22/22	3,350,000	3,556,945

Southern Copper Corp., Sr. Unsec. Global Notes, 5.25%, 11/08/42	3,195,000	3,147,375

5.38%, 04/16/20	885,000	1,020,209

6.75%, 04/16/40	1,305,000	1,542,325

Vedanta Resources PLC (India), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	200,000	227,014

Xstrata Finance Canada Ltd. (Canada), Sr. Unsec. Notes, 5.30%, 10/25/42(b)	1,010,000	1,000,066

		19,041,353

Diversified REIT’s–0.22%

Qatari Diar Finance QSC (Qatar), Sr. Unsec. Gtd. Notes, 5.00%, 07/21/20(b)	2,000,000	2,352,444

Drug Retail–0.94%

CVS Caremark Corp., Sr. Unsec. Global Notes, 2.75%, 12/01/22	2,875,000	2,884,271

CVS Pass-Through Trust, Sec. Global Pass Through Ctfs., 6.04%, 12/10/28	3,594,866	4,262,824

Sr. Sec. Mortgage Pass Through Ctfs., 5.77%, 01/10/33(b)	2,323,890	2,787,053

		9,934,148

Electric Utilities–2.65%

Appalachian Power Co., Sr. Unsec. Floating Rate Notes, 0.69%, 02/19/13(d)	2,000,000	2,003,262

DCP Midstream LLC, Sr. Unsec. Notes, 9.70%, 12/01/13(b)	3,500,000	3,753,038

9.75%, 03/15/19(b)	509,000	666,606

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Electric Utilities–(continued)

Enel Finance International N.V. (Italy), Sr. Unsec. Gtd. Notes, 3.88%, 10/07/14(b)	$1,200,000	$1,231,998

Entergy Gulf States Louisiana LLC, Sec. First Mortgage Bonds, 5.59%, 10/01/24	2,425,000	2,862,351

LSP Energy L.P./LSP Batesville Funding Corp.-Series D, Sr. Sec. Bonds, 8.16%, 07/15/25(c)	250,000	251,250

Mississippi Power Co.-Series 12, Class A, Sr. Unsec. Gtd. Notes, 4.25%, 03/15/42	2,565,000	2,713,348

NextEra Energy Capital Holdings Inc., Sr. Unsec. Gtd. Notes, 1.20%, 06/01/15	1,000,000	1,006,215

Ohio Power Co.-Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	3,590,000	4,443,223

PPL Electric Utilities Corp., Sec. First Mortgage Bonds, 6.25%, 05/15/39	695,000	970,760

Southern Co. (The)-Series A, Sr. Unsec. Notes, 2.38%, 09/15/15	1,300,000	1,362,115

Southern Power Co.-Series D, Sr. Unsec. Global Notes, 4.88%, 07/15/15	3,266,000	3,591,633

System Energy Resources Inc., Sec. First Mortgage Bonds, 4.10%, 04/01/23	1,950,000	2,056,963

Virginia Electric & Power Co., Sr. Unsec. Notes, 5.00%, 06/30/19	760,000	916,684

		27,829,446

Electrical Components & Equipment–0.05%

Belden Inc., Sr. Unsec. Sub. Gtd. Notes, 5.50%, 09/01/22(b)	205,000	209,612

General Cable Corp., Sr. Unsec. Gtd. Notes, 5.75%, 10/01/22(b)	140,000	142,450

Polypore International Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/17	115,000	125,063

		477,125

Electronic Components–0.23%

Corning, Inc., Sr. Unsec. Notes, 4.75%, 03/15/42	2,330,000	2,445,192

Electronic Manufacturing Services–0.03%

Sanmina-SCI Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	325,000	327,844

Environmental & Facilities Services–0.33%

Clean Harbors Inc., Sr. Unsec. Gtd. Notes, 5.13%, 06/01/21(b)	90,000	92,475

	Principal Amount	Value

Environmental & Facilities Services–(continued)

Waste Management, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/14	$3,170,000	$3,342,853

		3,435,328

Forest Products–0.02%

Millar Western Forest Products Ltd. (Canada), Sr. Unsec. Global Notes, 8.50%, 04/01/21	220,000	192,500

Gas Utilities–0.16%

AmeriGas Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 05/20/22	280,000	305,200

Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	465,000	453,375

Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	625,000	668,750

7.38%, 08/01/21(b)	191,000	205,802

		1,633,127

General Merchandise Stores–0.11%

Dollar General Corp., Sr. Unsec. Gtd. Global Notes, 4.13%, 07/15/17	1,125,000	1,186,875

Gold–1.64%

Barrick Gold Corp. (Canada), Sr. Unsec. Global Notes, 2.90%, 05/30/16	850,000	896,889

3.85%, 04/01/22	1,475,000	1,568,546

Barrick North America Finance LLC (Canada), Sr. Unsec. Gtd. Global Notes, 5.70%, 05/30/41	3,000,000	3,496,606

Gold Fields Orogen Holding BVI Ltd. (South Africa), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(b)	5,645,000	5,400,800

Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 5.13%, 09/01/21	1,260,000	1,314,222

6.88%, 09/01/41	2,860,000	2,917,152

Newcrest Finance Pty Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.75%, 11/15/41(b)	1,545,000	1,663,769

		17,257,984

Health Care Distributors–0.53%

AmerisourceBergen Corp., Sr. Unsec. Gtd. Notes, 3.50%, 11/15/21	5,115,000	5,547,252

Health Care Equipment–0.05%

Biomet Inc., Sr. Unsec. Gtd. Notes, 6.50%, 08/01/20(b)	75,000	78,750

Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/20(b)	125,000	124,375

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Health Care Equipment–(continued)

DJO Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.75%, 04/15/18	$35,000	$33,250

Sr. Unsec. Gtd. Sub. Global Notes, 9.75%, 10/15/17	330,000	288,750

		525,125

Health Care Facilities–0.18%

HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	170,000	185,300

7.88%, 02/15/20	310,000	348,750

Sr. Unsec. Gtd. Global Notes, 5.88%, 05/01/23	320,000	331,200

HealthSouth Corp., Sr. Unsec. Gtd. Notes, 5.75%, 11/01/24	65,000	65,812

7.25%, 10/01/18	175,000	189,875

7.75%, 09/15/22	176,000	193,160

Radiation Therapy Services Inc., Sr. Sec. Gtd. Global Notes, 8.88%, 01/15/17	265,000	263,675

Select Medical Holdings Corp., Sr. Unsec. Floating Rate Global Notes, 6.43%, 03/15/13(d)	90,000	89,831

Tenet Healthcare Corp., Sr. Sec. Gtd. Notes, 4.75%, 06/01/20(b)	25,000	25,188

Sr. Unsec. Global Notes, 8.00%, 08/01/20	190,000	203,300

		1,896,091

Health Care Services–0.79%

Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 6.25%, 06/15/14	2,070,000	2,237,159

Sr. Unsec. Gtd. Notes, 2.65%, 02/15/17(b)	2,900,000	3,025,773

3.13%, 05/15/16	1,265,000	1,336,499

Medco Health Solutions Inc., Sr. Unsec. Notes, 2.75%, 09/15/15	540,000	564,210

Orlando Lutheran Towers Inc., Bonds, 8.00%, 07/01/17	900,000	898,299

Prospect Medical Holdings Inc., Sr. Sec. Notes, 8.38%, 05/01/19(b)	190,000	199,500

		8,261,440

Health Care Technology–0.04%

MedAssets Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/18	435,000	473,063

Homebuilding–0.21%

Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 07/15/15	140,000	140,175

8.13%, 06/15/16	275,000	295,625

K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Notes, 7.25%, 10/15/20(b)	305,000	330,162

	Principal Amount	Value

Homebuilding–(continued)

Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	$305,000	$344,650

M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	330,000	358,050

Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 04/01/22	110,000	119,350

Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	130,000	133,250

Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 7.75%, 04/15/20(b)	315,000	333,900

Toll Brothers Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 02/15/22	95,000	108,063

		2,163,225

Hotels, Resorts & Cruise Lines–0.63%

Carnival Corp., Sr. Unsec. Gtd Global Notes, 1.88%, 12/15/17	1,890,000	1,901,495

Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/22	25,000	27,406

Hyatt Hotels Corp., Sr. Unsec. Notes, 6.88%, 08/15/19(b)	575,000	682,981

Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 5.25%, 11/15/22	1,110,000	1,168,275

7.50%, 10/15/27	495,000	559,350

Wyndham Worldwide Corp., Sr. Unsec. Global Notes, 6.00%, 12/01/16	29,000	33,032

Sr. Unsec. Notes, 5.63%, 03/01/21	1,135,000	1,264,739

7.38%, 03/01/20	770,000	942,565

		6,579,843

Household Products–0.09%

Central Garden & Pet Co., Sr. Unsec. Gtd. Sub. Notes, 8.25%, 03/01/18	540,000	571,050

Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Sr. Sec. Gtd. Global Notes, 7.13%, 04/15/19	320,000	346,400

Sr. Sec. Gtd. Notes, 5.75%, 10/15/20(b)	30,000	30,788

		948,238

Housewares & Specialties–0.02%

American Greetings Corp., Sr. Unsec. Gtd. Notes, 7.38%, 12/01/21	205,000	214,737

Spectrum Brands Escrow Corp., Sr. Unsec. Notes, 6.38%, 11/15/20(b)	30,000	31,013

		245,750

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Independent Power Producers & Energy Traders–0.20%

AES Corp. (The), Sr. Unsec. Global Notes, 7.75%, 10/15/15	$60,000	$67,800

8.00%, 10/15/17	805,000	921,725

Calpine Corp., Sr. Sec. Gtd. Notes, 7.25%, 10/15/17(b)	256,000	274,560

7.50%, 02/15/21(b)	274,000	302,770

NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	320,000	354,400

Sr. Unsec. Gtd. Notes, 6.63%, 03/15/23(b)	75,000	78,750

Red Oak Power LLC-Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	60,929	66,564

		2,066,569

Industrial Conglomerates–1.20%

General Electric Co., Sr. Unsec. Global Notes, 2.70%, 10/09/22	1,535,000	1,563,244

Hutchison Whampoa International Ltd. (Hong Kong), Sr. Unsec. Gtd. Notes, 4.63%, 09/11/15(b)	2,465,000	2,669,676

5.75%, 09/11/19(b)	1,180,000	1,405,799

7.63%, 04/09/19(b)	1,840,000	2,390,942

Unsec. Gtd. Sub. Notes, 6.00%(b)(e)	4,330,000	4,557,325

		12,586,986

Industrial Machinery–0.89%

Actuant Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/15/22	105,000	108,675

Cleaver-Brooks Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	145,000	160,225

Mcron Finance Sub LLC/Mcron Finance Corp., Sr. Sec. Notes, 8.38%, 05/15/19(b)	35,000	36,050

Pentair Finance S.A., Sr. Unsec. Gtd. Notes, 1.35%, 12/01/15	5,000,000	5,020,145

3.15%, 09/15/22(b)	2,570,000	2,593,182

Pentair, Ltd., Sr. Unsec. Gtd. Notes, 5.00%, 05/15/21	1,255,000	1,431,707

		9,349,984

Insurance Brokers–0.16%

Marsh & McLennan Cos. Inc., Sr. Unsec. Notes, 9.25%, 04/15/19	1,255,000	1,713,352

Integrated Oil & Gas–0.70%

Gazprom OAO Via Gaz Capital S.A. (Russia), Sr. Unsec. Loan Participation Notes, 6.51%, 03/07/22(b)	1,010,000	1,200,385

Hess Corp., Sr. Unsec. Global Notes, 5.60%, 02/15/41	730,000	868,547

	Principal Amount	Value

Integrated Oil & Gas–(continued)

Lukoil International Finance B.V. (Russia), Sr. Unsec. Gtd. Loan Participation Notes, 6.13%, 11/09/20(b)	$4,610,000	$5,249,782

Northern Tier Energy LLC/ Northern Tier Finance Corp., Sr. Sec. Gtd. Notes, 7.13%, 11/15/20(b)	60,000	60,600

		7,379,314

Integrated Telecommunication Services–2.50%

AT&T Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/31	206,000	321,070

AT&T Inc., Sr. Unsec. Global Notes, 1.70%, 06/01/17	2,340,000	2,386,129

2.50%, 08/15/15	835,000	871,704

2.95%, 05/15/16	1,555,000	1,653,213

4.45%, 05/15/21	800,000	934,500

6.15%, 09/15/34	190,000	241,339

Deutsche Telekom International Finance B.V. (Germany), Sr. Unsec. Gtd. Global Bonds, 8.75%, 06/15/30	1,735,000	2,623,194

Sr. Unsec. Gtd. Global Notes, 6.00%, 07/08/19	405,000	499,778

Sr. Unsec. Gtd. Notes, 6.75%, 08/20/18	905,000	1,139,836

Qtel International Finance Ltd. (Qatar), Sr. Unsec. Gtd. Notes, 3.38%, 10/14/16(b)	1,685,000	1,766,298

4.75%, 02/16/21(b)	550,000	624,066

Telefonica Emisiones S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	3,555,000	3,580,278

Telemar Norte Leste S.A. (Brazil), Sr. Unsec. Notes, 5.50%, 10/23/20(b)	2,298,000	2,382,437

Verizon Communications, Inc., Sr. Unsec. Global Notes, 4.75%, 11/01/41	1,235,000	1,407,308

6.40%, 02/15/38	4,255,000	5,810,234

		26,241,384

Internet Retail–0.48%

Amazon.com Inc., Sr. Unsec. Global Notes, 2.50%, 11/29/22	5,110,000	5,079,822

Internet Software & Services–0.30%

Baidu Inc. (China), Sr. Unsec. Global Notes, 2.25%, 11/28/17	2,875,000	2,907,942

Equinix Inc., Sr. Unsec. Notes, 7.00%, 07/15/21	190,000	210,187

		3,118,129

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Investment Banking & Brokerage–5.60%

Charles Schwab Corp. (The)-Series A, Jr. Unsec. Sub. Notes, 7.00%(e)	$4,840,000	$5,493,400

Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 5.13%, 01/15/15	700,000	753,334

5.25%, 07/27/21	2,325,000	2,651,660

5.75%, 01/24/22	5,825,000	6,920,793

Sr. Unsec. Medium-Term Global Notes, 3.70%, 08/01/15	2,370,000	2,500,968

Unsec. Sub. Global Notes, 6.75%, 10/01/37	4,675,000	5,253,889

Macquarie Bank Ltd. (Australia), Sr. Unsec. Notes, 3.45%, 07/27/15(b)	1,000,000	1,029,418

5.00%, 02/22/17(b)	390,000	423,588

Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(b)	5,580,000	6,069,088

7.30%, 08/01/14(b)	1,565,000	1,693,331

7.63%, 08/13/19(b)	1,860,000	2,199,141

Morgan Stanley, Sr. Unsec. Global Notes, 3.80%, 04/29/16	2,240,000	2,331,383

6.38%, 07/24/42	3,500,000	4,067,921

Sr. Unsec. Medium-Term Global Notes, 4.00%, 07/24/15	3,990,000	4,171,130

6.00%, 05/13/14	4,165,000	4,415,690

Sr. Unsec. Notes, 3.45%, 11/02/15	5,595,000	5,780,238

Series F, Sr. Unsec. Medium-Term Global Notes, 5.63%, 09/23/19	1,345,000	1,515,632

Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	1,565,000	1,654,312

		58,924,916

Leisure Facilities–0.01%

Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	70,000	73,850

Leisure Products–0.05%

Toys R Us-Delaware Inc., Sr. Sec. Gtd. Notes, 7.38%, 09/01/16(b)	480,000	490,200

Life & Health Insurance–3.24%

Aegon N.V. (Netherlands), Sr. Unsec. Global Bonds, 4.63%, 12/01/15	2,525,000	2,770,630

MetLife Inc., Sr. Unsec. Notes, 6.75%, 06/01/16	780,000	931,639

MetLife, Inc., Jr. Unsec. Sub. Global Notes, 10.75%, 08/01/39	2,935,000	4,505,225

Sr. Unsec. Global Notes, 4.13%, 08/13/42	2,400,000	2,403,559

Series A, Sr. Unsec. Notes, 6.82%, 08/15/18	605,000	763,718

	Principal Amount	Value

Life & Health Insurance–(continued)

Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/21(b)	$6,960,000	$7,519,536

Pacific LifeCorp., Sr. Unsec. Notes, 6.00%, 02/10/20(b)	4,250,000	4,742,936

Prudential Financial, Inc., Jr. Unsec. Sub. Global Notes, 8.88%, 06/15/18	1,690,000	2,061,800

Series C, Sr. Unsec. Medium-Term Notes, 5.40%, 06/13/35	1,500,000	1,652,435

Series D, Sr. Unsec. Medium-Term Notes, 4.75%, 09/17/15	2,940,000	3,239,602

6.63%, 12/01/37	1,420,000	1,803,153

7.38%, 06/15/19	1,270,000	1,620,315

		34,014,548

Life Sciences Tools & Services–0.47%

Life Technologies Corp., Sr. Unsec. Notes, 6.00%, 03/01/20	3,910,000	4,664,335

Patheon Inc. (Canada), Sr. Sec. Gtd. Notes, 8.63%, 04/15/17(b)	250,000	271,875

		4,936,210

Managed Health Care–1.32%

Cigna Corp., Sr. Unsec. Global Notes, 5.38%, 02/15/42	1,710,000	1,989,939

Sr. Unsec. Notes, 4.50%, 03/15/21	1,860,000	2,078,647

5.88%, 03/15/41	1,055,000	1,312,040

UnitedHealth Group Inc., Sr. Unsec. Global Notes, 2.75%, 02/15/23	2,820,000	2,874,847

Sr. Unsec. Notes, 5.95%, 02/15/41	2,455,000	3,123,804

Wellpoint Inc., Sr. Unsec. Global Notes, 1.25%, 09/10/15	2,500,000	2,519,291

		13,898,568

Marine–0.01%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Global Notes, 8.63%, 11/01/17	110,000	104,225

Movies & Entertainment–0.16%

AMC Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	540,000	595,350

Live Nation Entertainment Inc., Sr. Unsec. Gtd. Notes, 7.00%, 09/01/20(b)	410,000	428,450

NAI Entertainment Holdings LLC, Sr. Sec. Gtd. Notes, 8.25%, 12/15/17(b)	387,000	429,570

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Movies & Entertainment–(continued)

Time Warner, Inc., Sr. Unsec. Gtd. Deb., 6.50%, 11/15/36	$225,000	$283,739

		1,737,109

Multi-Line Insurance–1.08%

American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	6,485,000	8,505,326

American International Group Inc., Sr. Unsec. Global Notes, 8.25%, 08/15/18	1,295,000	1,681,955

Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec. Notes, 5.80%, 05/15/21(b)	90,000	92,756

Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Deb., 8.13%, 06/15/18	265,000	304,088

Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	510,000	569,925

Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 9.38%, 08/15/39(b)	120,000	171,542

		11,325,592

Multi-Utilities–0.54%

Abu Dhabi National Energy Co. (United Arab Emirates), Sr. Unsec. Notes, 4.13%, 03/13/17(b)	2,700,000	2,878,128

Consumers Energy Co., Sr. Sec. First Mortgage Bonds, 5.80%, 09/15/35	570,000	756,713

Wisconsin Public Service Corp., Sec. First Mortgage Bonds, 3.67%, 12/01/42	2,060,000	2,052,538

		5,687,379

Office REIT’s–0.44%

Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	4,290,000	4,590,186

Office Services & Supplies–0.80%

Ricoh USA Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	250,000	240,313

Steelcase, Inc., Sr. Unsec. Notes, 6.38%, 02/15/21	7,545,000	8,138,636

		8,378,949

Oil & Gas Drilling–0.33%

Atwood Oceanics Inc., Sr. Unsec. Notes, 6.50%, 02/01/20	30,000	32,175

Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.50%, 12/15/21	265,000	277,588

Transocean Inc., Sr. Unsec. Gtd. Global Notes, 4.95%, 11/15/15	2,930,000	3,210,587

		3,520,350

	Principal Amount	Value

Oil & Gas Equipment & Services–0.09%

Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	$190,000	$201,162

Gulfmark Offshore Inc., Sr. Unsec. Notes, 6.38%, 03/15/22(b)	90,000	93,150

Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	520,000	522,600

SESI, LLC, Sr. Unsec. Gtd. Global Notes, 6.38%, 05/01/19	115,000	123,302

		940,214

Oil & Gas Exploration & Production–3.60%

Access Midstream Partners L.P./ACMP Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 04/15/21	360,000	377,100

6.13%, 07/15/22	30,000	31,950

Anadarko Petroleum Corp., Sr. Unsec. Global Notes, 5.75%, 06/15/14	925,000	991,082

5.95%, 09/15/16	1,000,000	1,159,643

Sr. Unsec. Notes, 7.63%, 03/15/14	1,635,000	1,771,819

Apache Corp., Sr. Unsec. Global Notes, 4.75%, 04/15/43	2,575,000	2,827,889

Berry Petroleum Co., Sr. Unsec. Notes, 6.38%, 09/15/22	140,000	144,200

6.75%, 11/01/20	183,000	196,725

Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/15/22	210,000	216,300

8.25%, 09/01/21	435,000	469,800

Sr. Unsec. Gtd. Notes, 7.63%, 11/15/22(b)	50,000	51,438

Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	130,000	137,313

Sr. Unsec. Gtd. Notes, 6.13%, 02/15/21	30,000	30,488

6.63%, 08/15/20	475,000	499,344

Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 5.88%, 05/01/22	315,000	338,625

Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/19	465,000	524,869

Empresa Nacional del Petroleo (Chile), Sr. Unsec. Notes, 5.25%, 08/10/20(b)	1,380,000	1,516,817

Encana Corp. (Canada), Sr. Unsec. Global Notes, 6.50%, 02/01/38	3,450,000	4,274,154

EOG Resources, Inc., Sr. Unsec. Notes, 4.10%, 02/01/21	2,530,000	2,910,897

EV Energy Partners L.P./EV Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/15/19	310,000	328,600

EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	495,000	466,537

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	$205,000	$205,769

Halcon Resources Corp., Sr. Unsec. Gtd. Notes, 8.88%, 05/15/21(b)	405,000	422,212

Laredo Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	35,000	38,063

McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	345,000	349,097

Newfield Exploration Co., Sr. Unsec. Sub. Global Notes, 7.13%, 05/15/18	295,000	312,331

Noble Energy Inc., Sr. Unsec. Global Notes, 4.15%, 12/15/21	800,000	878,729

Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/23	160,000	170,400

OGX Austria GmbH (Brazil), Sr. Unsec. Gtd. Notes, 8.38%, 04/01/22(b)	200,000	163,501

8.50%, 06/01/18(b)	200,000	174,898

Pemex Project Funding Master Trust (Mexico), Sr. Unsec. Gtd. Global Bonds, 6.63%, 06/15/35	3,145,000	3,986,283

Petrobras International Finance Co. (Brazil), Sr. Unsec. Gtd. Global Notes, 3.50%, 02/06/17	3,070,000	3,229,090

5.75%, 01/20/20	1,800,000	2,056,538

6.88%, 01/20/40	195,000	247,876

Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 5.50%, 01/21/21	3,125,000	3,655,628

Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes, 6.50%, 11/15/20	180,000	184,725

7.63%, 06/01/18	325,000	346,937

8.63%, 10/15/19	250,000	279,375

QEP Resources Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/23	120,000	126,600

Sr. Unsec. Notes, 5.38%, 10/01/22	245,000	259,088

Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	50,000	52,375

5.75%, 06/01/21	410,000	437,675

SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 11/15/21	210,000	222,600

6.50%, 01/01/23	85,000	89,675

6.63%, 02/15/19	175,000	184,625

Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/18	300,000	324,375

WPX Energy Inc., Sr. Unsec. Global Notes, 6.00%, 01/15/22	170,000	182,750

		37,846,805

	Principal Amount	Value

Oil & Gas Refining & Marketing–0.33%

Crosstex Energy, L.P./Crosstex Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 06/01/22(b)	$120,000	$122,400

CVR Refining LLC/Coffeyville Finance Inc., Sr. Sec. Gtd. Notes, 6.50%, 11/01/22(b)	275,000	271,562

Petronas Capital Ltd. (Malaysia), Sr. Unsec. Gtd. Notes, 5.25%, 08/12/19(b)	895,000	1,083,412

Tesoro Corp., Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	85,000	88,613

Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Notes, 5.88%, 10/01/20(b)	110,000	114,675

United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	170,000	186,150

Valero Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 06/15/37	1,325,000	1,611,059

		3,477,871

Oil & Gas Storage & Transportation–2.14%

Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/15/18	205,000	219,350

Sr. Unsec. Gtd. Notes, 6.63%, 10/01/20(b)	90,000	93,600

Copano Energy LLC/Copano Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	555,000	586,912

Eagle Rock Energy Partners L.P./Eagle Rock Energy Finance Corp., Sr. Unsec. Gtd. Notes, 8.38%, 06/01/19(b)	115,000	116,150

El Paso Pipeline Partners Operating Co. LLC, Sr. Unsec. Gtd. Notes, 4.70%, 11/01/42	1,530,000	1,504,086

Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	290,000	330,237

Energy Transfer Partners L.P., Sr. Unsec. Global Notes, 6.05%, 06/01/41	2,685,000	2,981,009

Enterprise Products Operating LLC, Sr. Unsec. Gtd. Global Notes, 5.25%, 01/31/20	1,125,000	1,343,195

Sr. Unsec. Gtd. Notes, 6.45%, 09/01/40	3,980,000	4,969,260

Series G, Sr. Unsec. Gtd. Global Notes, 5.60%, 10/15/14	2,710,000	2,944,783

Inergy Midstream L.P./NRGM Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 12/15/20(b)	135,000	137,700

MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 5.50%, 02/15/23	130,000	138,125

6.25%, 06/15/22	145,000	158,775

6.50%, 08/15/21	445,000	486,162

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Global Notes, 3.65%, 06/01/22	$390,000	$417,023

Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	505,000	549,819

Spectra Energy Capital LLC, Sr. Unsec. Gtd. Global Notes, 8.00%, 10/01/19	1,000,000	1,303,250

Sr. Unsec. Gtd. Notes, 5.67%, 08/15/14	2,000,000	2,157,322

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/21	465,000	508,594

Sr. Unsec. Gtd. Notes, 6.38%, 08/01/22(b)	75,000	81,563

Teekay Corp. (Canada), Sr. Unsec. Global Notes, 8.50%, 01/15/20	185,000	196,100

Williams Partners L.P., Sr. Unsec. Global Notes, 3.80%, 02/15/15	1,205,000	1,280,026

		22,503,041

Other Diversified Financial Services–5.21%

Bank of America Corp., Sr. Unsec. Global Notes, 3.70%, 09/01/15	4,015,000	4,265,416

4.50%, 04/01/15	2,860,000	3,051,877

5.75%, 12/01/17	890,000	1,033,646

6.50%, 08/01/16	1,860,000	2,176,151

Series L, Sr. Unsec. Medium-Term Global Notes, 5.65%, 05/01/18	4,535,000	5,264,643

Bear Stearns Cos., LLC (The), Unsec. Sub. Notes, 5.55%, 01/22/17	3,080,000	3,472,276

Citigroup Inc., Sr. Unsec. Global Notes, 5.88%, 01/30/42	2,745,000	3,392,051

6.01%, 01/15/15	1,000,000	1,093,894

8.50%, 05/22/19	2,315,000	3,081,675

Sr. Unsec. Notes, 6.38%, 08/12/14	3,080,000	3,341,674

Series A, Jr. Unsec. Sub. Global Notes, 5.95% (e)	2,945,000	3,011,262

Football Trust V, Sec. Pass Through Ctfs., 5.35%, 10/05/20(b)	1,350,000	1,614,983

ING US Inc. (Netherlands), Sr. Unsec. Gtd. Notes, 5.50%, 07/15/22(b)	775,000	841,672

JPMorgan Chase & Co., Sr. Unsec. Global Notes, 3.25%, 09/23/22	2,260,000	2,330,333

3.45%, 03/01/16	1,170,000	1,246,464

4.75%, 05/01/13	135,000	137,363

5.60%, 07/15/41	1,885,000	2,352,245

	Principal Amount	Value

Other Diversified Financial Services–(continued)

Merrill Lynch & Co., Inc., Sr. Unsec. Medium-Term Notes, 6.88%, 04/25/18	$5,310,000	$6,379,471

Unsec. Sub. Global Notes, 7.75%, 05/14/38	2,850,000	3,709,693

Series C, Sr. Unsec. Medium-Term Global Notes, 5.45%, 02/05/13	3,000,000	3,022,580

		54,819,369

Packaged Foods & Meats–0.79%

Del Monte Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/15/19	230,000	236,900

Mondelez International Inc., Sr. Unsec. Global Notes, 2.63%, 05/08/13	945,000	954,104

6.88%, 02/01/38	1,030,000	1,425,824

Sr. Unsec. Notes, 6.88%, 01/26/39	3,795,000	5,284,476

Post Holdings Inc., Sr. Unsec. Gtd. Notes, 7.38%, 02/15/22(b)	380,000	409,450

		8,310,754

Paper Packaging–0.17%

Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	195,000	207,188

Rock-Tenn Co., Sr. Unsec. Gtd. Notes, 4.00%, 03/01/23(b)	1,550,000	1,578,292

		1,785,480

Paper Products–0.27%

Boise Cascade LLC/Boise Cascade Finance Corp., Sr. Unsec. Notes, 6.38%, 11/01/20(b)	30,000	30,600

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/01/18	210,000	228,900

International Paper Co., Sr. Unsec. Global Notes, 6.00%, 11/15/41	1,655,000	2,006,599

Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	440,000	469,700

NewPage Corp., Sr. Sec. Gtd. Global Notes, 11.38%, 12/31/14(c)	215,000	104,813

		2,840,612

Personal Products–0.28%

Estee Lauder Cos. Inc. (The), Sr. Unsec. Global Notes, 3.70%, 08/15/42	2,575,000	2,553,211

NBTY Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 10/01/18	340,000	385,900

		2,939,111

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Pharmaceuticals–1.07%

AbbVie Inc., Sr. Unsec. Gtd. Notes, 1.20%, 11/06/15(b)	$7,995,000	$8,044,046

Endo Health Solutions Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 12/15/20	85,000	90,950

Watson Pharmaceuticals, Inc., Sr. Unsec. Global Notes, 3.25%, 10/01/22	2,480,000	2,551,013

Wyeth LLC, Sr. Unsec. Gtd. Notes, 6.45%, 02/01/24	435,000	598,929

		11,284,938

Property & Casualty Insurance–1.55%

CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/19	6,330,000	7,968,905

QBE Capital Funding III Ltd. (Australia), Unsec. Gtd. Sub. Notes, 7.25%, 05/24/21(b)	3,500,000	3,605,000

W.R. Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/19	1,585,000	1,942,710

XL Group PLC (Ireland), Sr. Unsec. Global Notes, 5.25%, 09/15/14	2,640,000	2,814,175

		16,330,790

Railroads–0.97%

Canadian Pacific Railway Co. (Canada), Sr. Unsec. Notes, 4.45%, 03/15/23	1,095,000	1,224,991

CSX Corp., Sr. Unsec. Global Notes, 6.15%, 05/01/37	2,615,000	3,357,509

Sr. Unsec. Notes, 3.70%, 10/30/20	550,000	600,234

5.50%, 04/15/41	2,000,000	2,426,212

Union Pacific Corp., Sr. Unsec. Notes, 4.00%, 02/01/21	1,870,000	2,122,558

6.25%, 05/01/34	365,000	486,402

		10,217,906

Real Estate Services–0.02%

CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	155,000	170,113

Regional Banks–1.89%

Fifth Third Bancorp, Sr. Unsec. Notes, 3.50%, 03/15/22	3,120,000	3,299,130

Unsec. Sub. Notes, 4.50%, 06/01/18	2,365,000	2,626,776

First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/21	1,300,000	1,553,972

Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 6.25%, 02/25/20(b)	3,630,000	4,307,057

	Principal Amount	Value

Regional Banks–(continued)

PNC Bank N.A., Sub. Notes, 2.70%, 11/01/22	$4,295,000	$4,301,268

PNC Preferred Funding Trust III, Jr. Sub. Notes, 8.70% (b)(e)	2,300,000	2,346,000

Regions Bank, Unsec. Sub. Global Notes, 6.45%, 06/26/37	250,000	262,500

Regions Financial Corp., Unsec. Sub. Notes, 7.38%, 12/10/37	520,000	564,200

Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	170,000	187,425

Unsec. Sub. Global Notes, 5.13%, 06/15/17	480,000	465,600

		19,913,928

Research & Consulting Services–0.45%

FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	285,000	304,950

Novant Health, Inc.-Series 2009 A, Unsec. Bonds, 5.85%, 11/01/19	3,750,000	4,439,641

		4,744,591

Residential REIT’s–0.35%

Essex Portfolio L.P., Unsec. Gtd. Notes, 3.63%, 08/15/22(b)	3,600,000	3,638,843

Retail REIT’s–0.82%

Realty Income Corp., Sr. Unsec. Notes, 2.00%, 01/31/18	3,965,000	3,986,678

Simon Property Group L.P., Sr. Unsec. Notes, 4.75%, 03/15/42	2,555,000	2,764,444

WEA Finance LLC (Australia), Sr. Unsec. Gtd. Notes, 7.13%, 04/15/18(b)	1,500,000	1,847,744

		8,598,866

Semiconductor Equipment–0.12%

Amkor Technology Inc., Sr. Unsec. Global Notes, 6.63%, 06/01/21	430,000	422,475

7.38%, 05/01/18	140,000	143,500

Sr. Unsec. Notes, 6.38%, 10/01/22(b)	50,000	47,750

Sensata Technologies B.V. (Luxembourg), Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(b)	625,000	662,500

		1,276,225

Semiconductors–0.09%

Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	850,000	924,375

Soft Drinks–0.30%

Coca-Cola Enterprises, Inc., Sr. Unsec. Notes, 1.13%, 11/12/13	1,750,000	1,761,997

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Soft Drinks–(continued)

Dr. Pepper Snapple Group Inc., Sr. Unsec. Gtd. Global Notes, 2.00%, 01/15/20	$1,400,000	$1,397,901

		3,159,898

Sovereign Debt–0.34%

Mexico Government International Bond (Mexico), Sr. Unsec. Global Notes, 3.63%, 03/15/22	1,250,000	1,377,515

Series A, Sr. Unsec. Medium-Term Global Notes, 6.05%, 01/11/40	310,000	420,515

Russian Foreign Bond (Russia), Sr. Unsec. Euro Bonds, 3.63%, 04/29/15(b)	1,700,000	1,805,247

		3,603,277

Specialized Finance–3.17%

Aircastle Ltd., Sr. Unsec. Global Notes, 6.75%, 04/15/17	540,000	575,100

7.63%, 04/15/20	130,000	142,513

Sr. Unsec. Notes, 6.25%, 12/01/19(b)	40,000	41,000

Caterpillar Financial Services Corp., Sr. Unsec. Notes, 0.70%, 11/06/15	3,825,000	3,825,410

CIT Group Inc., Sr. Unsec. Global Notes, 4.25%, 08/15/17	180,000	185,400

5.00%, 08/15/22	195,000	205,481

5.25%, 03/15/18	435,000	462,731

Sr. Unsec. Notes, 5.00%, 05/15/17	65,000	68,413

5.50%, 02/15/19(b)	255,000	272,213

CNH Capital LLC (Netherlands), Sr. Notes, 3.88%, 11/01/15(b)	65,000	66,869

ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.75%, 07/01/13(b)	1,820,000	1,839,429

General Electric Capital Corp., Sr. Unsec. Global Notes, 2.15%, 01/09/15	3,130,000	3,214,197

Sr. Unsec. Medium-Term Global Notes, 5.50%, 01/08/20	1,105,000	1,318,196

Series G, Sr. Unsec. Medium-Term Notes, 6.00%, 08/07/19	5,425,000	6,621,373

International Lease Finance Corp., Sr. Unsec. Global Notes, 4.88%, 04/01/15	2,070,000	2,119,162

5.88%, 04/01/19	3,965,000	4,102,536

5.88%, 08/15/22	420,000	433,125

8.63%, 09/15/15	35,000	39,069

8.75%, 03/15/17	395,000	454,003

Sr. Unsec. Notes, 8.25%, 12/15/20	1,180,000	1,378,388

	Principal Amount	Value

Specialized Finance–(continued)

John Deere Capital Corp., Sr. Unsec. Global Notes, 0.88%, 04/17/15	$1,280,000	$1,285,359

Moody’s Corp., Sr. Unsec. Notes, 5.50%, 09/01/20	1,710,000	1,926,126

National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Global Bonds, 10.38%, 11/01/18	1,870,000	2,780,515

		33,356,608

Specialized REIT’s–1.91%

American Tower Corp., Sr. Unsec. Global Notes, 4.63%, 04/01/15	2,415,000	2,581,020

Sr. Unsec. Notes, 4.50%, 01/15/18	2,455,000	2,700,374

Entertainment Properties Trust, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/20	3,965,000	4,619,844

HCP, Inc., Sr. Unsec. Notes, 3.75%, 02/01/16	1,100,000	1,168,383

Host Hotels & Resorts L.P., Sr. Unsec. Global Notes, 5.25%, 03/15/22	180,000	197,775

Sr. Unsec. Gtd. Global Notes, 6.00%, 11/01/20	255,000	281,137

MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	205,000	224,219

Omega Healthcare Investors, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/15/22	35,000	38,675

Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	3,125,000	3,239,062

Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Notes, 4.25%, 03/01/22	900,000	965,911

4.75%, 06/01/21	3,725,000	4,118,440

		20,134,840

Specialty Chemicals–0.23%

Ashland Inc., Sr. Unsec. Gtd. Notes, 4.75%, 08/15/22(b)	80,000	82,400

Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	236,000	214,760

PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	325,000	353,031

RPM International Inc., Sr. Unsec.Global Notes, 3.45%, 11/15/22	1,800,000	1,784,588

		2,434,779

Specialty Stores–0.06%

Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	350,000	381,500

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Specialty Stores–(continued)

Staples Inc., Sr. Unsec. Gtd. Global Notes, 9.75%, 01/15/14	$200,000	$218,625

		600,125

Steel–1.01%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Bonds, 10.35%, 06/01/19	2,000,000	2,371,287

Sr. Unsec. Global Notes, 5.00%, 02/25/17	900,000	915,619

6.13%, 06/01/18	760,000	770,677

6.75%, 02/25/22	95,000	99,092

7.25%, 03/01/41	905,000	808,372

Steel Dynamics Inc., Sr. Unsec. Gtd. Notes, 6.13%, 08/15/19(b)	295,000	311,962

United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/22	90,000	92,475

Sr. Unsec. Notes, 7.00%, 02/01/18	225,000	232,312

Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 4.63%, 09/15/20	655,000	703,707

Vale S.A. (Brazil), Sr. Unsec. Global Notes, 5.63%, 09/11/42	4,000,000	4,312,746

		10,618,249

Systems Software–0.03%

Allen Systems Group Inc., Sec. Gtd. Notes, 10.50%, 11/15/16 (Acquired 11/12/10-12/20/10; Cost $421,375)(b)	415,000	309,175

Technology Distributors–0.01%

Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19	50,000	52,625

Tires & Rubber–0.02%

Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19	185,000	208,588

Tobacco–0.72%

Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.13%, 09/11/15	1,300,000	1,418,169

4.75%, 05/05/21	3,905,000	4,437,137

9.70%, 11/10/18	1,250,000	1,767,939

		7,623,245

Trading Companies & Distributors–0.04%

Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/18	190,000	206,150

United Rentals North America Inc., Sr. Sec. Gtd. Notes, 5.75%, 07/15/18(b)	25,000	27,000

Sr. Unsec. Global Notes, 8.25%, 02/01/21	135,000	151,538

		384,688

	Principal Amount	Value

Trucking–0.16%

Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19	$520,000	$577,200

9.75%, 03/15/20	75,000	86,625

HDTFS Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22(b)	70,000	72,800

Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 6.75%, 04/15/19	360,000	390,600

7.38%, 01/15/21	320,000	349,600

7.50%, 10/15/18	105,000	115,500

Sr. Unsec. Gtd. Notes, 6.75%, 04/15/19(b)	90,000	97,650

		1,689,975

Wireless Telecommunication Services–1.57%

America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Global Notes, 6.13%, 03/30/40	2,320,000	3,071,230

America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 4.38%, 07/16/42	1,955,000	2,029,062

Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)	220,000	233,475

Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	810,000	844,425

Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 4.88%, 08/15/20(b)	5,750,000	6,583,750

MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes, 6.63%, 11/15/20	435,000	465,450

7.88%, 09/01/18	185,000	199,916

SBA Communications Corp., Sr. Unsec. Notes, 5.63%, 10/01/19(b)	175,000	180,250

Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	505,000	522,044

6.90%, 05/01/19	380,000	410,400

Sprint Nextel Corp., Sr. Unsec. Global Notes, 6.00%, 11/15/22	230,000	232,875

7.00%, 08/15/20	105,000	114,188

11.50%, 11/15/21	80,000	107,600

Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(b)	285,000	331,312

9.00%, 11/15/18(b)	215,000	265,525

Wind Acquisition Finance S.A. (Italy), Sr. Sec. Gtd. Notes, 7.25%, 02/15/18(b)	200,000	200,500

11.75%, 07/15/17(b)	670,000	688,425

		16,480,427

Total U.S. Dollar Denominated Bonds and Notes (Cost $825,802,802)		903,341,735

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

		Principal Amount	Value

U.S. Treasury Securities–7.09%

U.S. Treasury Bills–0.09%

0.18%(f)(g)	11/14/13	$925	$923,577

U.S. Treasury Notes–4.95%

2.00%	04/30/16	4,175	4,404,519

1.50%	07/31/16	8,700	9,043,773

1.00%	03/31/17	4,000	4,083,557

2.00%	11/15/21	2,545	2,670,412

2.00%	02/15/22	2,315	2,421,493

1.75%	05/15/22	28,795	29,386,286

			52,010,040

U.S. Treasury Bonds–2.05%

4.75%	02/15/41	4,255	6,003,531

3.13%	02/15/42	14,525	15,584,125

			21,587,656

Total U.S. Treasury Securities (Cost $71,632,784)			74,521,273

Asset-Backed Securities–1.27%

Bear Stearns Commercial Mortgage Securities-Series 2007-T26, Class A4, Variable Rate Pass Through Ctfs., 5.47%, 01/12/45(d)		2,575,000	3,025,906

Countrywide Asset-Backed Ctfs.-Series 2007-4, Class A1B, Pass Through Ctfs., 5.81%, 04/25/47		113,557	113,196

Credit Suisse Mortgage Capital Ctfs.-Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.63%, 09/26/34(b)(d)		907,255	862,407

GS Mortgage Securities Corp. II- Series 2012-ALOH, Class B, Pass Through Ctfs., 4.05%, 04/10/34(b)		2,000,000	2,185,114

Santander Drive Auto Receivables Trust-Series 2011-1, Class D, Pass Through Ctfs., 4.01%, 02/15/17		3,300,000	3,455,315

Wachovia Bank Commercial Mortgage Trust-Series 2005-C21, Class AJ, Variable Rate Pass Through Ctfs., 5.42%, 10/15/44(d)		1,510,000	1,610,164

Wells Fargo Mortgage Backed Securities Trust-Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.62%, 12/25/34(d)		2,021,287	2,058,807

Total Asset-Backed Securities (Cost $11,628,189)			13,310,909

	Shares	Value

Preferred Stocks–1.11%

Consumer Finance–0.00%

Ally Financial, Inc., Series G, 7.00% Pfd.(b)	$36	$35,053

Diversified Banks–0.56%

CoBank ACB, Series F, 6.25% Pfd.(b)	55,000	5,616,875

Royal Bank of Scotland PLC (The), (United Kingdom) Series T, 7.25% Jr. Sub. Pfd.	10,705	257,883

		5,874,758

Multi-Line Insurance–0.05%

Hartford Financial Services Group Inc. (The), 7.88% Jr. Sub. Pfd.(h)	18,470	514,759

Office REIT’s–0.01%

DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.	2,960	79,772

Regional Banks–0.34%

PNC Financial Services Group Inc., Series P, 6.13% Pfd.	95,000	2,589,700

Zions Bancorp., Series C, 9.50% Pfd.(h)	37,570	978,699

		3,568,399

Reinsurance–0.14%

Reinsurance Group of America, Inc. Unsec. Sub. 6.20% Variable Rate Pfd. (d)	56,000	1,503,600

Tires & Rubber–0.01%

Goodyear Tire & Rubber Co. (The), $2.94 Conv. Pfd.(h)	2,460	110,552

Total Preferred Stocks (Cost $11,155,678)		11,686,893

	Principal Amount

Municipal Obligations–0.58%

Alameda (County of) California Joint Powers Authority (Multiple Capital); Series 2010 A, Lease RB, 7.05%, 12/01/44	$2,535,000	3,237,068

Florida Development Finance Corp. (Palm Bay Academy Inc.); Series 2006 B, Taxable RB, 7.50%, 05/15/17	485,000	438,494

Series 2007 B, Taxable RB, 9.00%, 05/15/18	535,000	507,945

Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable RB, 6.64%, 04/01/57	1,485,000	1,787,153

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

		Principal Amount	Value

Municipal Obligations–(continued)

Milwaukee (City of), Wisconsin Redevelopment Authority (Academy of Learning and Leadership, Inc.); Series 2007 B, Taxable Redevelopment Education RB, 7.56%, 08/01/16(c)		$330,000	$98,980

Series 2007 C, Taxable Redevelopment Education RB, 7.56%, 08/01/13(c)		220,000	65,987

Total Municipal Obligations (Cost $5,592,014)			6,135,627

Non-U.S. Dollar Denominated Bonds & Notes–0.34%(i)

Cable & Satellite–0.02%

Ono Finance II PLC (Spain)- REGS, Sr. Unsec. Gtd. Euro Notes, 11.13%, 07/15/19	EUR	100,000	116,720

Nara Cable Funding Ltd. (Spain), Sr. Sec. Gtd. Notes, 8.88%, 12/01/18(b)	EUR	100,000	126,799

			243,519

Casinos & Gaming–0.17%

Cirsa Funding Luxembourg S.A. (Spain)-REGS, Sr. Unsec. Gtd. Euro Notes, 8.75%, 05/15/18(b)	EUR	385,000	481,916

Codere Finance Luxembourg S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 8.25%, 06/15/15(b)	EUR	100,000	104,040

Codere Finance Luxembourg S.A. (Spain)-REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 06/15/15(b)	EUR	410,000	426,564

Gala Group Finance PLC (United Kingdom)-REGS, Sr. Sec. Gtd. Euro Notes, 8.88%, 09/01/18	GBP	200,000	329,232

Gateway Casinos & Entertainment Ltd. (Canada), Sec. Gtd. Notes, 8.88%, 11/15/17(b)	CAD	110,000	116,833

Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.63%, 07/25/22	CAD	350,000	366,015

			1,824,600

Construction & Engineering–0.01%

Obrascon Huarte Lain S.A. (Spain)-REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.63%, 03/15/20	EUR	100,000	132,326

Construction & Farm Machinery & Heavy Trucks–0.01%

Mark IV Europe Lux SCA/Mark IV USA SCA (Luxembourg), Sr. Sec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	90,000	125,531

		Principal Amount	Value

Diversified Chemicals–0.01%

Kerling PLC (United Kingdom), Sr. Sec. Gtd. Notes, 10.63%, 02/01/17(b)	EUR	50,000	$62,180

Health Care Technology–0.03%

Cegedim S.A. (France), Sr. Unsec. Euro Bonds, 7.00%, 07/27/15	EUR	200,000	260,750

Investment Banking & Brokerage–0.04%

Boparan Finance PLC (United Kingdom)-REGS, Sr. Unsec. Gtd. Euro Notes, 9.75%, 04/30/18(b)	EUR	300,000	435,017

Metal & Glass Containers–0.02%

Greif Luxembourg Finance SCA- REGS, Sr. Unsec. Gtd. Euro Medium-Term Notes, 7.38%, 07/15/21	EUR	100,000	143,705

Multi-Sector Holdings–0.02%

Odeon & UCI Finco PLC (United Kingdom), Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(b)	GBP	125,000	206,971

Steel–0.01%

Schmolz + Bickenbach Luxembourg S.A. (Switzerland), Sr. Sec. Gtd. Notes, 9.88%, 05/15/19	EUR	100,000	107,031

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $3,545,229)			3,541,630

U.S. Government Sponsored Mortgage-Backed Securities–0.22%

Federal Home Loan Mortgage Corp. (FHLMC)–0.10%

Federal Home Loan Mortgage Corp., Pass Through Ctfs., 7.00%, 06/01/15 to 06/01/32		$388,075	447,659

6.50%, 04/01/16 to 08/01/32		85,671	96,983

5.50%, 09/01/16 to 11/01/18		209,366	226,794

6.00%, 04/01/17 to 10/01/32		233,855	256,199

7.50%, 06/01/30		1,933	2,084

			1,029,719

Federal National Mortgage Association (FNMA)–0.08%

Federal National Mortgage Association, Pass Through Ctfs.,

7.50%, 11/01/15 to 05/01/32		50,344	60,314

7.00%, 02/01/16 to 09/01/32		175,305	204,934

6.50%, 09/01/16 to 08/01/34		186,334	215,983

5.00%, 01/01/18 to 09/01/18		173,181	188,446

8.50%, 10/01/28		24,674	29,931

8.00%, 10/01/30 to 04/01/32		91,124	104,116

			803,724

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Government National Mortgage Association (GNMA)–0.04%

Government National Mortgage Association, Pass Through Ctfs.,
7.50%, 06/15/23	$84,253	$98,592

8.50%, 11/15/24	36,356	42,680

8.00%, 09/20/26	24,048	30,691

6.50%, 03/15/31 to 07/15/32	135,460	161,490

7.00%, 04/15/31 to 08/15/31	9,175	10,973

6.00%, 01/15/32 to 02/15/33	104,383	118,516

		462,942

Total U.S. Government Sponsored Mortgage- Backed Securities (Cost $2,087,031)		2,296,385

	Shares

Common Stocks & Other Equity Interests–0.01%

Broadcasting–0.00%

Adelphia Recovery Trust Series ACC-1(j)	859,558	172

Cable & Satellite–0.00%

Adelphia Communications Corp. (j)	8,850	6,903

Integrated Telecommunication Services–0.01%

Largo Ltd. Class A (Luxembourg)(h)	13,363	10,861

Largo Ltd. Class B (Luxembourg)(h)	120,270	97,757

		108,618

Total Common Stocks & Other Equity Interests (Cost $728,108)		115,693

Money Market Funds–2.56%

Liquid Assets Portfolio –Institutional Class (k)	13,452,731	13,452,731

Premier Portfolio –Institutional Class (k)	13,452,732	13,452,732

Total Money Market Funds (Cost $26,905,463)		26,905,463

TOTAL INVESTMENTS–99.10% (Cost $959,077,298)		1,041,855,608

OTHER ASSETS LESS LIABILITIES–0.90%		9,449,374

NET ASSETS–100.00%		$1,051,304,982

Investment Abbreviations:

CAD	— Canadian Dollar

Ctfs.	— Certificates

Deb.	— Debentures

EUR	— Euro

FHLMC	— Federal Home Loan Mortgage Corp.

FNMA	— Federal National Mortgage Association

GBP	— British Pound

GNMA	— Government National Mortgage Association

Gtd.	— Guaranteed

Jr.	— Junior

Pfd.	— Preferred

PIK	— Payment in Kind

RB	— Revenue Bonds

REGS	— Regulation S

REIT	— Real Estate Investment Trust

RN	— Revenue Notes

Sec.	— Secured

Sr.	— Senior

Sub.	— Subordinated

Unsec.	— Unsecured

Unsub.	— Unsubordinated

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2012 was $218,952,643, which represented 20.83% of the Fund’s Net Assets.

(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2012 was $979,955, which represented 0.09% of the Fund’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.

(e)	Perpetual bond with no specified maturity date.

(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(h)	Non-income producing security.

(i)	Foreign denominated security. Principal amount is denominated in currency indicated.

(j)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(k)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Corporate Bond Fund

A.	Security Valuations-(continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.

Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation

Invesco Corporate Bond Fund

E.	Foreign Currency Contracts – (continued)

(depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement.

Invesco Corporate Bond Fund

G.	Swap Agreements – (continued)

If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation , could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

H.	Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
I.	Leverage Risk – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Corporate Bond Fund

NOTE	2 — Additional Valuation Information – (continued)

	Level 1	Level 2	Level 3	Total
Equity Securities	$32,940,600	5,767,449	$—	$38,708,049
U.S. Treasury Securities	—	74,521,273	—	74,521,273
U.S. Government Sponsored Securities	—	2,296,385	—	2,296,385
Corporate Debt Securities	—	903,280,088	—	903,280,088
Asset-Backed Securities	—	13,310,909	—	13,310,909
Municipal Obligations	—	6,135,627	—	6,135,627
Foreign Government Debt Securities	—	3,603,277	—	3,603,277
	32,940,600	1,008,915,008	—	1,041,855,608
Foreign Currency Contracts*	—	(44,649)	—	(44,649)
Futures*	219,637	—	—	219,637
Swap Agreements*	—	(612,082)	—	(612,082)
Total Investments	$33,160,237	$1,008,258,277	$—	$1,041,418,514
*	Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of November 30, 2012:

Risk Exposure/ Derivative Type	Value
	Assets	Liabilities
Credit risk Swap Agreements (a)	$—	$(612,082)
Currency risk Foreign Currency Contracts (a)	—	(44,649)
Interest rate risk Futures contracts (a)	282,539	(62,902)

(a)	Includes cumulative appreciation (depreciation) of swap agreements, foreign currency contracts and futures contracts.

Effect of Derivative Instruments for the nine months ended November 30, 2012

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Futures*	Foreign Currency Contracts*	Swap Agreements*
Realized Gain (Loss) Credit risk	$—	$—	$(837,614)
Currency risk	—	99,208	—
Interest rate risk	$1,607,086	—	—
Change in Unrealized Appreciation (Depreciation) Credit risk	$—	$—	$(644,536)
Currency risk	—	(11,234)	—
Interest rate risk	(277,137)	—	—
Total	$1,329,949	$87,974	$(1,482,150)

* The average notional value of futures contracts, foreign currency contracts and swap agreements outstanding during the period was $235,200,588, $2,694,789, and $32,277,778, respectively.

Invesco Corporate Bond Fund

NOTE	3 — Derivative Investments – (continued)

Open Futures Contracts
Long Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Ultra Bond	120	March-2013	$19,912,500	$11,936
U.S. 5 Year Notes	918	March-2013	114,491,813	270,603
Subtotal				$282,539
Short Contracts
U.S. 10 Year Treasury	266	March-2013	35,548,406	(62,902)
Total				$219,637

Open Foreign Currency Contracts
Settlement Date		Contract to				Notional	Unrealized
	Counterparty	Deliver		Receive		Value	Appreciation (Depreciation)
02/08/13	RBC Dain Rauscher	EUR	1,850,000	USD	2,362,931	$2,407,580	$(44,649)

Currency Abbreviations:
EUR — Euro
USD — U.S. Dollar

Open Credit Default Swap Agreements

Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread (a)	Notional Value (000’s)	Upfront Payments	Unrealized Appreciation (Depreciation)
Bank of America	Citigroup Inc.	Buy	(1.00)%	06/20/17	1.32%	$10,750	$762,296	$(612,082)
(a)	Implied credit spreads represent the current level as of November 30, 2012 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2012 was $490,059,309 and $510,961,645, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$85,685,490
Aggregate unrealized (depreciation) of investment securities	(3,242,270)
Net unrealized appreciation of investment securities	$82,443,220
Cost of investments for tax purposes is $959,412,388.

Invesco Corporate Bond Fund

Invesco Dynamics Fund Quarterly Schedule of Portfolio Holdings November 30, 2012

invesco.com/us	I-DYN-QTR-1 11/12	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2012

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.77%

Aerospace & Defense–2.44%

B/E Aerospace, Inc. (b)	195,465	$9,257,222

Triumph Group, Inc.	147,521	9,678,853

		18,936,075

Apparel Retail–1.84%

American Eagle Outfitters, Inc.	485,618	10,295,102

Ross Stores, Inc.	70,987	4,040,580

		14,335,682

Apparel, Accessories & Luxury Goods–4.15%

Michael Kors Holdings Ltd. (b)	209,371	11,128,069

Ralph Lauren Corp.	62,362	9,796,446

Under Armour, Inc. -Class A (b)	219,090	11,355,435

		32,279,950

Application Software–3.71%

Autodesk, Inc. (b)	208,424	6,905,087

Citrix Systems, Inc. (b)	256,037	15,659,223

Salesforce.com, Inc. (b)	39,913	6,293,083

		28,857,393

Asset Management & Custody Banks–2.37%

Affiliated Managers Group, Inc. (b)	142,699	18,389,620

Automobile Manufacturers–2.35%

Tesla Motors, Inc. (b)	539,671	18,251,673

Automotive Retail–1.64%

O’Reilly Automotive, Inc. (b)	135,529	12,750,568

Biotechnology–5.62%

Alexion Pharmaceuticals, Inc. (b)	69,818	6,703,925

BioMarin Pharmaceutical Inc. (b)	315,432	15,329,995

Medivation Inc. (b)	198,227	10,337,538

Onyx Pharmaceuticals, Inc. (b)	149,456	11,279,444

		43,650,902

Broadcasting–1.71%

Discovery Communications, Inc. -Class A (b)	219,830	13,279,930

Building Products–1.09%

Lennox International Inc.	160,428	8,436,909

Casinos & Gaming–2.64%

Penn National Gaming, Inc. (b)	139,049	7,066,470

Wynn Resorts Ltd.	119,836	13,469,567

		20,536,037

Communications Equipment–1.29%

F5 Networks, Inc. (b)	107,327	10,054,393

	Shares	Value

Construction & Engineering–1.37%

MasTec Inc. (b)	466,332	$10,651,023

Construction & Farm Machinery & Heavy Trucks–1.74%

Joy Global Inc.	236,938	13,503,097

Consumer Finance–1.83%

Discover Financial Services	341,189	14,196,874

Data Processing & Outsourced Services–1.60%

Alliance Data Systems Corp. (b)	87,301	12,439,519

Diversified Chemicals–2.00%

PPG Industries, Inc.	125,107	15,547,047

Electrical Components & Equipment–3.07%

AMETEK, Inc.	469,631	17,531,325

Regal-Beloit Corp.	28,096	1,959,696

Rockwell Automation, Inc.	55,324	4,383,874

		23,874,895

Electronic Components–1.70%

Amphenol Corp. -Class A	213,206	13,201,716

Environmental & Facilities Services–1.45%

Waste Connections, Inc.	343,173	11,297,255

Food Retail–2.49%

Fresh Market, Inc. (The) (b)	114,226	5,920,334

Whole Foods Market, Inc.	143,623	13,408,643

		19,328,977

Health Care Equipment–1.54%

Hologic, Inc. (b)	203,559	3,883,906

Intuitive Surgical, Inc. (b)	15,286	8,086,294

		11,970,200

Health Care Facilities–1.61%

Universal Health Services, Inc. - Class B	277,203	12,493,539

Health Care Services–2.13%

DaVita HealthCare Partners Inc. (b)	65,948	7,122,384

Express Scripts Holding Co. (b)	69,161	3,724,320

HMS Holdings Corp. (b)	246,630	5,714,417

		16,561,121

Homebuilding–0.93%

Toll Brothers, Inc. (b)	227,329	7,238,155

Hotels, Resorts & Cruise Lines–0.52%

Starwood Hotels & Resorts Worldwide, Inc.	74,367	4,012,843

Household Appliances–0.80%

Whirlpool Corp.	61,385	6,251,448

See accompanying notes which are an integral part of this schedule.

        Invesco Dynamics Fund

	Shares	Value

Household Products–1.43%

Church & Dwight Co., Inc.	205,066	$11,104,324

Industrial Gases–1.66%

Airgas, Inc.	145,747	12,908,812

Industrial Machinery–1.93%

Flowserve Corp.	108,402	15,019,097

Internet Software & Services–4.20%

Akamai Technologies, Inc. (b)	251,432	9,207,440

Equinix, Inc. (b)	46,355	8,610,905

Facebook Inc. -Class A (b)	317,284	8,883,952

Rackspace Hosting, Inc. (b)	85,835	5,932,915

		32,635,212

IT Consulting & Other Services–1.51%

Cognizant Technology Solutions Corp. -Class A (b)	113,192	7,609,898

Teradata Corp. (b)	68,906	4,098,529

		11,708,427

Managed Health Care–0.56%

Aveta, Inc. (b)(c)	321,076	4,334,526

Movies & Entertainment–1.70%

Cinemark Holdings, Inc.	485,654	13,209,789

Oil & Gas Equipment & Services–3.40%

Cameron International Corp. (b)	248,291	13,395,300

FMC Technologies, Inc. (b)	129,950	5,309,757

Weatherford International Ltd. (b)	739,496	7,698,153

		26,403,210

Oil & Gas Exploration & Production–2.77%

EQT Corp.	138,554	8,321,553

Pioneer Natural Resources Co.	123,120	13,173,840

		21,495,393

Pharmaceuticals–1.12%

Shire PLC -ADR (Ireland)	100,843	8,736,029

Railroads–1.74%

Kansas City Southern	172,897	13,511,901

Regional Banks–1.04%

First Republic Bank	238,628	8,070,399

Restaurants–0.78%

Panera Bread Co. - Class A (b)	37,779	6,063,529

Semiconductors–1.71%

Avago Technologies Ltd.	378,677	13,291,563

Specialty Chemicals–1.88%

Albemarle Corp.	153,247	9,162,638

LyondellBasell Industries N.V. -Class A	108,975	5,419,327

		14,581,965

	Shares	Value

Specialty Stores–6.23%

Dick’s Sporting Goods, Inc.	278,177	$14,607,074

GNC Holdings, Inc. - Class A	296,873	10,429,149

Tractor Supply Co.	107,578	9,641,140

Ulta Salon, Cosmetics & Fragrance, Inc.	136,585	13,696,744

		48,374,107

Systems Software–0.50%

Red Hat, Inc. (b)	79,196	3,912,282

Technology Distributors–1.30%

Avnet, Inc. (b)	345,238	10,112,021

Trading Companies & Distributors–1.67%

Fastenal Co.	310,654	12,988,444

Trucking–1.27%

J.B. Hunt Transport Services, Inc.	165,741	9,853,302

Wireless Telecommunication Services–2.74%

SBA Communications Corp. -Class A (b)	210,760	14,504,503

Sprint Nextel Corp. (b)	1,189,235	6,814,317

		21,318,820

Total Common Stocks & Other Equity Interests (Cost $671,373,476)		751,959,993

Money Market Funds–2.30%

Liquid Assets Portfolio –Institutional Class (d)	8,956,728	8,956,728

Premier Portfolio –Institutional Class (d)	8,956,730	8,956,730

Total Money Market Funds (Cost $17,913,458)		17,913,458

TOTAL INVESTMENTS–99.07% (Cost $689,286,934)		769,873,451

OTHER ASSETS LESS LIABILITIES–0.93%		7,188,120

NET ASSETS–100.00%		$777,061,571

Investment Abbreviations:

ADR                 —American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30, 2012 represented less than 1% of the Fund’s Net Assets.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

        Invesco Dynamics Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2012

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

        Invesco Dynamics Fund

A.	Security Valuations–(continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses

        Invesco Dynamics Fund

E.	Foreign Currency Translations –(continued)
arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended November 30, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total
Equity Securities	$765,538,925	$4,334,526	$--	$769,873,451

        Invesco Dynamics Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2012 was $570,589,581 and $690,998,996, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$103,062,330
Aggregate unrealized (depreciation) of investment securities	(23,179,152)
Net unrealized appreciation of investment securities	$79,883,178
Cost of investments for tax purposes is $689,990,273.

NOTE 4 -- Subsequent Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco Dynamics Fund (the “Fund”) would transfer all of its assets and liabilities to Invesco Mid Cap Growth Fund (the “Acquiring Fund”).

The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2013. Upon closing of the reorganization, shareholders of the Fund will receive a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund will liquidate and cease operations.

        Invesco Dynamics Fund

Invesco Global Real Estate Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2012

invesco.com/us	GRE-QTR-1 11/12	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2012

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.81%

Australia–8.64%

Centro Retail Australia	5,031,990	$11,469,587

CFS Retail Property Trust	7,151,941	14,479,705

Dexus Property Group	5,140,418	5,391,363

Goodman Group	2,140,437	10,359,652

GPT Group	3,769,822	13,768,576

Stockland	3,333,757	11,794,179

Westfield Group	2,542,505	27,697,953

		94,961,015

Austria–0.31%

Conwert Immobilien Invest S.E.	278,263	3,434,251

Canada–4.19%

Allied Properties REIT	208,892	6,582,422

Boardwalk REIT	142,300	9,234,529

Canadian Apartment Properties REIT	307,385	7,408,434

Chartwell Seniors Housing REIT	982,577	10,198,700

Primaris Retail REIT	339,568	7,842,233

RioCan REIT	174,010	4,724,705

		45,991,023

China–0.70%

China Overseas Land & Investment Ltd.	464,000	1,374,003

China Resources Land Ltd.	1,224,000	3,269,180

Country Garden Holdings Co. Ltd. (a)	4,133,357	1,973,294

Sino-Ocean Land Holdings Ltd.	1,368,000	1,034,358

		7,650,835

Finland–0.38%

Sponda Oyj	897,577	4,143,911

France–4.10%

Gecina S.A.	50,775	5,612,135

Klepierre	140,538	5,388,050

Mercialys S.A.	140,242	2,981,990

Societe Immobiliere de Location pour I’Industrie et le Commerce	27,061	3,035,733

Unibail-Rodamco S.E.	119,212	27,993,840

		45,011,748

Germany–1.33%

Deutsche Wohnen AG	319,792	6,184,277

GSW Immobilien AG	148,741	6,304,134

GSW Immobilien AG (b)	50,195	2,127,429

		14,615,840

Hong Kong–12.10%

Hang Lung Properties Ltd.	2,050,000	7,512,064

Henderson Land Development Co. Ltd.	1,969,000	14,023,999

Hongkong Land Holdings Ltd.	1,973,000	12,903,420

	Shares	Value

Hong Kong–(continued)

Hysan Development Co. Ltd.	1,431,000	$6,896,319

Kerry Properties Ltd.	2,086,400	10,647,096

Link REIT (The)	834,000	4,525,006

New World Development Co. Ltd.	1,394,000	2,208,758

Shimao Property Holdings Ltd.	4,563,000	9,267,067

Sino Land Co. Ltd.	6,171,200	11,147,686

Sun Hung Kai Properties Ltd.	1,710,000	25,020,516

Swire Properties Ltd.	770,000	2,538,451

Swire Properties Ltd. (b)	1,268,800	4,182,839

Wharf Holdings Ltd. (The)	2,872,000	22,104,565

		132,977,786

Japan–9.66%

Activia Properties, Inc.	629	3,899,769

Industrial & Infrastructure Fund Investment Corp.	184	1,424,148

Japan Real Estate Investment Corp.	1,085	10,683,380

Japan Retail Fund Investment Corp.	1,956	3,565,889

Kenedix Realty Investment Corp.	1,048	3,477,651

Mitsubishi Estate Co. Ltd.	775,000	15,028,283

Mitsui Fudosan Co., Ltd.	1,387,000	29,152,020

Nippon Building Fund Inc.	813	8,512,728

Sumitomo Realty & Development Co., Ltd.	888,000	24,269,122

Tokyu Land Corp.	1,042,000	6,134,307

		106,147,297

Malta–0.00%

BGP Holdings PLC (a)	9,888,325	0

Netherlands–0.33%

Corio N.V.	81,871	3,668,535

Norway–0.25%

Norwegian Property ASA	1,927,897	2,790,749

Singapore–5.37%

Ascendas REIT	497,000	977,224

CapitaCommercial Trust	4,680,000	6,211,371

Capitaland Ltd.	4,791,500	13,843,050

CapitaMall Trust	3,518,000	5,966,131

CapitaMalls Asia Ltd.	5,219,000	8,201,943

City Developments Ltd.	375,000	3,600,688

Global Logistic Properties Ltd.	2,526,000	5,822,788

Global Logistic Properties Ltd. (b)	1,614,000	3,720,499

Keppel Land Ltd.	1,812,000	5,344,257

Suntec REIT	4,044,000	5,367,262

		59,055,213

Sweden–1.17%
Castellum AB	527,048	7,185,110

Fabege AB	228,613	2,352,070

Wihlborgs Fastigheter AB	214,424	3,279,320

		12,816,500

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Fund

	Shares	Value

United Kingdom–5.16%

Big Yellow Group PLC	450,302	$2,491,094

British Land Co. PLC	1,308,651	11,531,244

Derwent London PLC	118,013	3,904,267

Great Portland Estates PLC	1,162,183	8,760,397

Hammerson PLC	938,876	7,087,664

Land Securities Group PLC	1,036,866	13,422,197

Shaftesbury PLC	654,845	5,817,410

Unite Group PLC	863,109	3,679,596

		56,693,869

United States–44.12%

Acadia Realty Trust	272,699	6,768,389

Alexandria Real Estate Equities, Inc.	182,155	12,371,968

American Tower Corp.	68,565	5,137,575

AvalonBay Communities, Inc.	277,772	36,607,572

Boston Properties, Inc.	133,344	13,685,095

Brookfield Office Properties, Inc.	387,708	6,401,300

CBL & Associates Properties, Inc.	259,557	5,842,628

CubeSmart	474,713	6,551,039

DCT Industrial Trust Inc.	1,567,145	9,794,656

DDR Corp.	1,318,990	20,193,737

DiamondRock Hospitality Co.	611,223	5,342,089

Digital Realty Trust, Inc.	179,523	11,586,414

Duke Realty Corp.	909,181	12,273,944

Equity Residential	313,457	17,399,998

Essex Property Trust, Inc.	169,471	23,808,981

General Growth Properties, Inc.	675,977	13,093,675

HCP, Inc.	219,069	9,869,058

Health Care REIT, Inc.	350,095	20,617,095

Healthcare Realty Trust, Inc.	247,322	5,898,630

Host Hotels & Resorts Inc.	1,543,892	22,679,773

Hudson Pacific Properties Inc.	166,532	3,225,725

Kilroy Realty Corp.	269,837	12,169,649

Macerich Co. (The)	376,117	21,250,611

Pebblebrook Hotel Trust	239,297	4,989,342

Piedmont Office Realty Trust Inc. - Class A	277,510	4,898,052

Post Properties, Inc.	139,219	6,839,829

Prologis, Inc.	739,184	25,087,905

Public Storage	38,877	5,467,661

Regency Centers Corp.	49,981	2,341,610

Retail Opportunity Investments Corp.	397,415	5,043,196

Senior Housing Properties Trust	179,047	4,001,700

Simon Property Group, Inc.	305,662	46,500,360

SL Green Realty Corp.	147,525	11,120,435

Sovran Self Storage, Inc.	38,195	2,360,069

Starwood Hotels & Resorts Worldwide, Inc.	52,201	2,816,766

UDR, Inc.	851,575	19,594,741

Ventas, Inc.	401,026	25,525,305

Vornado Realty Trust	204,540	15,632,992

		484,789,564

Total Common Stocks & Other Equity Interests (Cost $894,182,187)		1,074,748,136

	Shares	Value

Money Market Funds–2.15%

Liquid Assets Portfolio –Institutional Class (c)	11,794,925	$11,794,925

Premier Portfolio –Institutional Class (c)	11,794,926	11,794,926

Total Money Market Funds (Cost $23,589,851)		23,589,851

TOTAL INVESTMENTS–99.96% (Cost $917,772,038)		1,098,337,987

OTHER ASSETS LESS LIABILITIES–0.04%		438,750

NET ASSETS–100.00%		$1,098,776,737

Investment Abbreviations:

REIT	—	Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2012 was $10,030,767, which represented 0.91% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Global Real Estate Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

Invesco Global Real Estate Fund

D.	Foreign Currency Translations – (continued)

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
F.	Other Risks – The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because, the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level	1 – Prices are determined using quoted prices in an active market for identical assets.
Level	2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level	3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended November 30, 2012, there were transfers from Level 1 to Level 2 of $41,466,529 and from Level 2 to Level 1 of $236,931,569, due to foreign fair value adjustments.

Invesco Global Real Estate Fund

	Level 1	Level 2	Level 3	Total
Australia	$31,665,247	$63,295,768	$—	$94,961,015
Austria	3,434,251	—	—	3,434,251
Canada	45,991,023	—	—	45,991,023
China	7,650,835	—	—	7,650,835
Finland	4,143,911	—	—	4,143,911
France	17,017,908	27,993,840	—	45,011,748
Germany	14,615,840	—	—	14,615,840
Hong Kong	132,977,786	—	—	132,977,786
Japan	15,890,148	90,257,149	—	106,147,297
Malta	—	—	0	0
Netherlands	3,668,535	—	—	3,668,535
Norway	2,790,749	—	—	2,790,749
Singapore	27,466,933	31,588,280	—	59,055,213
Sweden	12,816,500	—	—	12,816,500
United Kingdom	56,693,869	—	—	56,693,869
United States	508,379,415	—	—	508,379,415
Total Investments	$885,202,950	$213,135,037	$0	$1,098,337,987

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2012 was $502,468,159 and $454,397,073, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$131,581,337
Aggregate unrealized (depreciation) of investment securities	(5,307,452)
Net unrealized appreciation of investment securities	$126,273,885
Cost of investments for tax purposes is $972,064,102.

Invesco Global Real Estate Fund

Invesco High Yield Fund Quarterly Schedule of Portfolio Holdings November 30, 2012

invesco.com/us	HYI-QTR-1 11/12	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2012

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–85.74%

Advertising–0.10%

Lamar Media Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 05/01/23(b)	$1,018,000	$1,028,180

National CineMedia LLC, Sr. Sec. Global Notes, 6.00%, 04/15/22	524,000	556,750

		1,584,930

Aerospace & Defense–1.03%

BE Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	1,417,000	1,494,935

Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.75%, 03/15/20(b)	5,093,000	5,729,625

Huntington Ingalls Industries Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 03/15/18	1,710,000	1,855,350

7.13%, 03/15/21	2,195,000	2,381,575

Spirit Aerosystems Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	3,520,000	3,748,800

TransDigm Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 10/15/20(b)	893,000	913,092

		16,123,377

Airlines–2.01%

American Airlines Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16 (Acquired 03/15/11–10/18/11; Cost $2,187,306) (b)(c)	2,300,000	2,426,500

American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	6,196,120	6,382,004

Continental Airlines Pass Through Trust, Series 2000-2, Class B, Sec. Pass Through Ctfs., 8.31%, 04/02/18	250,450	266,729

Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 7.34%, 04/19/14	2,282,618	2,363,936

Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	1,962,862	2,170,189

Delta Air Lines Pass Through Trust, Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 8.95%, 08/10/14	2,303,582	2,389,966

Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16(b)	1,305,000	1,363,725

Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15(b)	1,600,000	1,670,000

Series 2012-1, Class B, Sec. Pass Through Ctfs., 6.88%, 05/07/19(b)	915,000	967,612

	Principal Amount	Value

Airlines–(continued)

UAL Pass Through Trust, Series 2007-1, Class B, Sr. Sec. Gtd. Global Pass Through Ctfs., 7.34%, 07/02/19	$1,742,904	$1,723,296

Series 2009-1, Sr. Sec. Gtd. Global Pass Through Ctfs., 10.40%, 11/01/16	2,098,020	2,428,458

Series 2009-2, Class B, Sr. Sec. Gtd. Pass Through Ctfs., 12.00%, 01/15/16(b)	2,156,676	2,373,692

US Airways Pass Through Trust, Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	3,058,371	2,874,869

Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 5.90%, 10/01/24	604,000	657,983

Series 2012-1, Class B, Sec. Pass Through Ctfs., 8.00%, 10/01/19	604,000	644,770

Series 2012-1, Class C, Sec. Pass Through Ctfs., 9.13%, 10/01/15	724,000	753,865

		31,457,594

Alternative Carriers–1.26%

Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	3,845,000	4,210,275

Level 3 Communications Inc., Sr. Unsec. Global Notes, 11.88%, 02/01/19	3,790,000	4,339,550

Sr. Unsec. Notes, 8.88%, 06/01/19(b)	3,321,000	3,495,352

Level 3 Financing Inc., Sr. Unsec. Gtd. Notes, 7.00%, 06/01/20(b)	1,795,000	1,839,875

Sr. Unsec. Gtd. Global Notes, 8.13%, 07/01/19	2,165,000	2,321,962

8.63%, 07/15/20	1,198,000	1,311,810

9.38%, 04/01/19	1,905,000	2,138,363

		19,657,187

Aluminum–0.28%

Century Aluminum Co., Sr. Sec. Gtd. Notes, 8.00%, 05/15/14	4,258,600	4,314,494

Apparel Retail–1.22%

Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	4,294,000	4,669,725

Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	544,000	619,140

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Apparel Retail–(continued)

J. Crew Group Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/19	$7,463,000	$7,873,465

Limited Brands Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/22	1,195,000	1,292,094

8.50%, 06/15/19	2,840,000	3,479,000

Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	590,000	678,500

7.00%, 05/01/20	345,000	394,162

		19,006,086

Apparel, Accessories & Luxury Goods–2.43%

Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	5,781,000	6,373,552

Jones Group Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, Sr. Unsec. Notes, 6.88%, 03/15/19	10,893,000	11,219,790

Levi Strauss & Co., Sr. Unsec. Global Notes, 6.88%, 05/01/22	4,121,000	4,337,353

7.63%, 05/15/20	6,785,000	7,395,650

Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	8,710,000	8,541,244

		37,867,589

Application Software–0.07%

Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(b)	1,073,000	1,121,285

Asset Management & Custody Banks–0.18%

PQ Corp., Sr. Sec. Notes, 8.75%, 05/01/18(b)	2,660,000	2,746,450

Auto Parts & Equipment–0.78%

Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 7.13%, 05/15/19(b)	5,930,000	6,345,100

American Axle & Manufacturing Inc., Sr. Unsec. Gtd. Notes, 6.63%, 10/15/22	3,877,000	3,944,847

Tenneco Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 08/15/18	1,810,000	1,963,850

		12,253,797

Automobile Manufacturers–0.96%

Chrysler Group LLC/CG Co-Issuer Inc., Sec. Gtd. Global Notes, 8.00%, 06/15/19	7,150,000	7,847,125

Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	5,619,000	7,108,035

		14,955,160

	Principal Amount	Value

Automotive Retail–0.05%

Penske Automotive Group Inc., Sr. Unsec. Gtd. Sub. Notes, 5.75%, 10/01/22(b)	$745,000	$763,625

Biotechnology–0.23%

Grifols Inc. (Spain), Sr. Unsec. Gtd. Global Notes, 8.25%, 02/01/18	1,135,000	1,262,688

Savient Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 4.75%, 02/01/18	1,375,000	272,422

STHI Holding Corp., Sec. Gtd. Notes, 8.00%, 03/15/18(b)	1,815,000	1,982,887

		3,517,997

Broadcasting–0.96%

Allbritton Communications Co., Sr. Unsec. Global Notes, 8.00%, 05/15/18	2,355,000	2,572,837

Clear Channel Worldwide Holdings Inc., Series A, Sr. Unsec. Gtd. Notes, 6.50%, 11/15/22(b)	1,208,000	1,204,980

Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/20	617,000	604,660

Series B, Sr. Unsec. Gtd. Notes, 6.50%, 11/15/22(b)	2,929,000	2,972,935

Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/20	4,585,000	4,539,150

LIN Television Corp., Sr. Unsec. Gtd. Notes, 6.38%, 01/15/21(b)	678,000	696,645

Nielsen Finance LLC/Co. (Netherlands), Sr. Unsec. Gtd. Notes, 4.50%, 10/01/20(b)	1,866,000	1,870,665

Starz LLC/Starz Finance Corp., Sr. Unsec. Notes, 5.00%, 09/15/19(b)	513,000	527,108

		14,988,980

Building Products–2.57%

American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	3,175,000	3,095,625

Building Materials Corp. of America, Sr. Unsec. Gtd. Notes, 7.50%, 03/15/20(b)	1,852,000	2,037,200

Sr. Unsec. Notes, 6.88%, 08/15/18(b)	3,225,000	3,487,031

Gibraltar Industries Inc., Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	630,000	639,844

Masco Corp., Sr. Unsec. Global Notes, 5.95%, 03/15/22	1,407,000	1,556,494

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Building Products–(continued)

Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	$9,983,000	$10,906,427

10.00%, 12/01/18	2,045,000	2,254,613

Ply Gem Industries Inc., Sr. Sec. Gtd. Global Notes, 8.25%, 02/15/18	1,172,000	1,251,110

Sr. Unsec. Notes, 9.38%, 04/15/17(b)	1,780,000	1,864,550

USG Corp., Sr. Unsec. Gtd. Notes, 7.88%, 03/30/20(b)	4,270,000	4,718,350

8.38%, 10/15/18(b)	450,000	499,500

Sr. Unsec. Notes, 9.75%, 01/15/18	6,950,000	7,784,000

		40,094,744

Cable & Satellite–3.24%

Cablevision Systems Corp., Sr. Unsec. Global Notes, 5.88%, 09/15/22	878,000	867,025

DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 4.63%, 07/15/17	5,650,000	5,868,937

5.88%, 07/15/22	2,050,000	2,206,313

Hughes Satellite Systems Corp., Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	3,720,000	4,017,600

Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	1,079,000	1,208,480

Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/20	8,322,000	8,925,345

7.50%, 04/01/21	6,225,000	6,738,562

Sr. Unsec. Gtd. Notes, 6.63%, 12/15/22(b)	4,562,000	4,584,810

7.25%, 10/15/20(b)	1,805,000	1,935,863

Nara Cable Funding Ltd. (Spain), Sr. Sec. Gtd. Notes, 8.88%, 12/01/18(b)	3,175,000	3,048,000

Unitymedia Hessen GmbH & Co KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	4,935,000	5,420,219

ViaSat Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 06/15/20	3,799,000	3,960,457

Sr. Unsec. Gtd. Notes, 6.88%, 06/15/20(b)	1,665,000	1,735,763

		50,517,374

Casinos & Gaming–5.09%

Ameristar Casinos Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/21	3,585,000	3,826,987

Caesars Entertainment Operating Co. Inc., Sec. Gtd. Global Notes, 12.75%, 04/15/18	3,765,000	2,757,862

Sr. Sec. Gtd. Notes, 9.00%, 02/15/20(b)	3,017,000	3,032,085

	Principal Amount	Value

Casinos & Gaming–(continued)

Sr. Unsec. Gtd. Global Bonds, 5.63%, 06/01/15	$4,221,000	$3,492,877

Sr. Unsec. Gtd. Global Notes, 5.38%, 12/15/13	1,364,000	1,329,900

Chester Downs & Marina LLC, Sr. Sec. Gtd. Notes, 9.25%, 02/01/20(b)	523,000	516,463

CityCenter Holdings LLC/CityCenter Finance Corp., Sr. Sec. Gtd. Global Notes, 7.63%, 01/15/16	4,240,000	4,568,600

Sr. Sec. Gtd. Notes, 7.63%, 01/15/16(b)	463,000	498,883

Sr. Sec. Gtd. PIK Global Notes, 10.75%, 01/15/17	5,211,119	5,667,092

Codere Finance Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 9.25%, 02/15/19(b)	1,895,000	1,430,725

MGM Resorts International, Sr. Unsec. Gtd. Conv. Notes, 4.25%, 04/15/15	1,425,000	1,454,391

Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	7,275,000	7,784,250

Sr. Unsec. Gtd. Notes, 6.75%, 10/01/20(b)	648,000	651,240

7.75%, 03/15/22	9,765,000	10,302,075

8.63%, 02/01/19(b)	808,000	880,720

Scientific Games International Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.25%, 06/15/19	3,016,000	3,362,840

Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	3,828,000	4,009,830

Snoqualmie Entertainment Authority, Sr. Sec. Floating Rate Notes, 4.48%, 02/01/14(b)(d)	6,366,000	6,310,297

Sr. Sec. Notes, 9.13%, 02/01/15(b)	5,653,000	5,702,464

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Sec. First Mortgage Global Notes, 5.38%, 03/15/22	4,215,000	4,473,169

7.75%, 08/15/20	6,440,000	7,422,100

		79,474,850

Coal & Consumable Fuels–1.12%

Alpha Natural Resources Inc., Sr. Unsec. Gtd. Notes, 9.75%, 04/15/18	1,065,000	1,102,275

CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/01/17	495,000	533,362

8.25%, 04/01/20	5,368,000	5,750,470

Peabody Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 11/15/18	5,904,000	6,199,200

Sr. Unsec. Gtd. Notes, 6.50%, 09/15/20	3,626,000	3,879,820

		17,465,127

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Communications Equipment–0.44%
Avaya Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	$5,340,000	$4,832,700

Sr. Unsec. Gtd. Global Notes, 9.75%, 11/01/15	2,521,000	2,019,951

		6,852,651

Computer & Electronics Retail–0.40%

Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	5,690,000	6,216,325

Computer Storage & Peripherals–0.48%

Seagate HDD Cayman, Sr. Unsec. Gtd. Global Notes, 7.00%, 11/01/21	5,523,000	5,826,765

7.75%, 12/15/18	1,510,000	1,653,450

		7,480,215

Construction & Engineering–1.40%

Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	5,793,000	6,155,062

Sr. Unsec. Gtd. Sub. Notes, 7.13%, 01/15/21(b)	1,782,000	1,866,645

MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	2,557,000	2,630,514

Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	10,840,000	11,192,300

		21,844,521

Construction & Farm Machinery & Heavy Trucks–1.50%

Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/17	2,640,000	3,118,500

CNH Capital LLC (Netherlands), Sr. Notes, 3.88%, 11/01/15(b)	980,000	1,008,175

Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	4,244,000	4,159,120

Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/22	1,330,000	1,339,975

Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	2,815,000	3,152,800

Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	5,254,000	5,017,570

Sr. Unsec. Sub. Conv. Notes, 3.00%, 10/15/14	500,000	460,000

Terex Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 05/15/21	823,000	855,920

Titan International Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 10/01/17	4,040,000	4,282,400

		23,394,460

Construction Materials–1.14%

Cemex Finance LLC (Mexico), Sr. Sec. Gtd. Bonds, 9.50%, 12/14/16(b)	6,190,000	6,684,700

	Principal Amount	Value

Construction Materials–(continued)

Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	$9,660,000	$10,384,500

U.S. Concrete Inc., Sr. Sec. Conv. Notes, 9.50%, 08/31/15(b)	693,000	769,230

		17,838,430

Consumer Finance–1.46%

Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 4.63%, 06/26/15	3,412,000	3,557,010

7.50%, 09/15/20	2,205,000	2,673,562

8.00%, 03/15/20	6,568,000	8,111,480

8.00%, 11/01/31	3,002,000	3,827,550

General Motors Financial Co. Inc., Sr. Unsec. Gtd. Notes, 4.75%, 08/15/17(b)	1,228,000	1,280,190

National Money Mart Co., Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	3,075,000	3,401,719

		22,851,511

Data Processing & Outsourced Services–1.63%

CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	8,961,000	9,789,892

First Data Corp., Sr. Sec. Gtd. Notes, 6.75%, 11/01/20(b)	9,180,000	9,317,700

7.38%, 06/15/19(b)	3,177,000	3,296,138

SunGard Data Systems Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/15/18	1,725,000	1,845,750

7.63%, 11/15/20	1,120,000	1,234,800

		25,484,280

Department Stores–0.19%

Sears Holdings Corp., Sr. Sec. Gtd. Global Notes, 6.63%, 10/15/18	3,230,000	2,971,600

Distillers & Vintners–0.20%

CEDC Finance Corp. International Inc. (Poland), Sr. Sec. Gtd. Mortgage Notes, 9.13%, 12/01/16(b)	2,645,000	1,348,950

REGS, Sr. Sec. Gtd. Euro Notes, 9.13%, 12/01/16(b)	335,000	172,525

Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 4.63%, 03/01/23	1,123,000	1,162,305

Sr. Unsec. Gtd. Notes, 6.00%, 05/01/22	453,000	515,288

		3,199,068

Diversified Banks–0.23%

RBS Capital Trust II (United Kingdom), Jr. Unsec. Gtd. Sub. Global Bonds, 6.43% (e)	2,209,000	1,877,650

Royal Bank of Scotland Group PLC (United Kingdom), Unsec. Sub. Notes, 6.13%, 12/15/22	1,665,000	1,711,402

		3,589,052

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Diversified Chemicals–0.03%

Olin Corp., Sr. Unsec. Notes, 5.50%, 08/15/22	$390,000	$406,575

Diversified Metals & Mining–1.20%

FMG Resources Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.38%, 02/01/16(b)	3,853,000	3,898,851

6.88%, 04/01/22(b)	3,963,000	3,854,017

7.00%, 11/01/15(b)	4,138,000	4,231,105

Midwest Vanadium Pty. Ltd. (Australia), Sr. Sec. Gtd. Mortgage Notes, 11.50%, 02/15/18(b)	2,089,000	1,347,405

Vedanta Resources PLC (India), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	4,740,000	5,380,237

		18,711,615

Electric Utilities–0.32%

LSP Energy L.P./LSP Batesville Funding Corp., Series C, Sr. Sec. Mortgage Bonds, 7.16%, 01/15/14(c)	1,075,295	1,077,983

Series D, Sr. Sec. Bonds, 8.16%, 07/15/25(c)	3,845,000	3,864,225

		4,942,208

Electrical Components & Equipment–0.42%

Belden Inc., Sr. Unsec. Sub. Gtd. Notes, 5.50%, 09/01/22(b)	3,065,000	3,133,963

General Cable Corp., Sr. Unsec. Gtd. Notes, 5.75%, 10/01/22(b)	2,100,000	2,136,750

Polypore International Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/17	1,244,000	1,352,850

		6,623,563

Electronic Manufacturing Services–0.34%

Sanmina Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	5,238,000	5,283,833

Environmental & Facilities Services–0.21%

Clean Harbors Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 08/01/20	765,000	785,081

Sr. Unsec. Gtd. Notes, 5.13%, 06/01/21(b)	537,000	551,768

EnergySolutions Inc./LLC, Sr. Unsec. Gtd. Global Notes, 10.75%, 08/15/18	2,040,000	1,927,800

		3,264,649

Food Retail–0.08%

New Albertsons Inc., Sr. Unsec. Bonds, 8.00%, 05/01/31	2,060,000	1,184,500

	Principal Amount	Value

Forest Products–0.22%

Millar Western Forest Products Ltd. (Canada), Sr. Unsec. Global Notes, 8.50%, 04/01/21	$3,875,000	$3,390,625

Sino-Forest Corp. (Hong Kong), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/17 (Acquired 10/14/10; Cost $470,000) (b)(c)	470,000	72,850

		3,463,475

Gas Utilities–1.25%

AmeriGas Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 05/20/22	5,642,000	6,149,780

Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	5,542,000	5,403,450

Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	5,091,000	5,447,370

7.38%, 08/01/21(b)	2,335,000	2,515,962

		19,516,562

Health Care Equipment–0.36%

Biomet Inc., Sr. Unsec. Gtd. Notes, 6.50%, 08/01/20(b)	1,888,000	1,982,400

Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/20(b)	1,885,000	1,875,575

DJO Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.75%, 04/15/18	554,000	526,300

Sr. Unsec. Gtd. Sub. Global Notes, 9.75%, 10/15/17	1,474,000	1,289,750

		5,674,025

Health Care Facilities–2.11%

HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	2,455,000	2,675,950

7.88%, 02/15/20	2,367,000	2,662,875

Sr. Unsec. Gtd. Global Notes, 5.88%, 05/01/23	4,802,000	4,970,070

Sr. Unsec. Notes, 7.19%, 11/15/15	2,230,000	2,486,450

HealthSouth Corp., Sr. Unsec. Gtd. Notes, 5.75%, 11/01/24	3,634,000	3,679,425

7.25%, 10/01/18	1,287,000	1,396,395

7.75%, 09/15/22	1,319,000	1,447,603

8.13%, 02/15/20	1,245,000	1,374,169

Radiation Therapy Services Inc., Sr. Sec. Gtd. Global Notes, 8.88%, 01/15/17	3,908,000	3,888,460

Select Medical Holdings Corp., Sr. Unsec. Floating Rate Global Notes, 6.43%, 09/15/15(d)	3,012,000	3,006,352

Tenet Healthcare Corp., Sr. Sec. Gtd. Notes, 4.75%, 06/01/20(b)	388,000	390,910

Sr. Unsec. Global Notes, 8.00%, 08/01/20	1,848,000	1,977,360

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Health Care Facilities–(continued)

Sr. Unsec. Notes, 6.75%, 02/01/20(b)	$3,023,000	$3,045,672

		33,001,691

Health Care Services–0.37%

DaVita HealthCare Partners Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 08/15/22	1,980,000	2,083,950

Prospect Medical Holdings Inc., Sr. Sec. Notes, 8.38%, 05/01/19(b)	3,510,000	3,685,500

		5,769,450

Health Care Supplies–0.10%

Alere Inc., Sr. Unsec. Gtd. Sub. Notes, 9.00%, 05/15/16	1,545,000	1,633,838

Health Care Technology–0.41%

MedAssets Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/18	5,910,000	6,427,125

Homebuilding–2.56%

Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 07/15/15	2,290,000	2,292,862

8.13%, 06/15/16	4,450,000	4,783,750

K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Notes, 7.25%, 10/15/20(b)	4,591,000	4,969,757

9.13%, 11/15/20(b)	365,000	387,813

Sr. Unsec. Gtd. Global Notes, 6.25%, 01/15/16	4,053,000	3,880,747

Sr. Unsec. Gtd. Notes, 11.88%, 10/15/15	1,003,000	1,085,748

KB Home, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/22	1,480,000	1,613,200

Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	4,452,000	5,030,760

M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	4,930,000	5,349,050

Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 04/01/22	1,677,000	1,819,545

Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	2,019,000	2,069,475

Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 7.75%, 04/15/20(b)	4,760,000	5,045,600

Toll Brothers Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 02/15/22	1,394,000	1,585,675

		39,913,982

	Principal Amount	Value

Hotels, Resorts & Cruise Lines–0.41%

Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/22	$357,000	$391,361

Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 5.25%, 11/15/22	305,000	321,013

7.25%, 03/15/18	2,230,000	2,519,900

7.50%, 10/15/27	2,826,000	3,193,380

		6,425,654

Household Products–0.86%

Central Garden & Pet Co., Sr. Unsec. Gtd. Sub. Notes, 8.25%, 03/01/18	6,111,000	6,462,382

Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Sr. Sec. Gtd. Global Notes, 7.13%, 04/15/19	6,090,000	6,592,425

Sr. Sec. Gtd. Notes,
5.75%, 10/15/20(b)	410,000	420,763

		13,475,570

Housewares & Specialties–0.23%

American Greetings Corp.,Sr. Unsec. Gtd. Notes, 7.38%, 12/01/21	3,015,000	3,158,213

Spectrum Brands Escrow Corp.,Sr. Unsec. Notes, 6.38%, 11/15/20(b)	463,000	478,626

		3,636,839

Independent Power Producers & Energy Traders–1.73%

AES Corp. (The), Sr. Unsec. Global Notes, 7.75%, 10/15/15	3,310,000	3,740,300

8.00%, 10/15/17	3,905,000	4,471,225

Calpine Corp., Sr. Sec. Gtd. Notes, 7.25%, 10/15/17(b)	3,751,000	4,022,948

7.50%, 02/15/21(b)	4,014,000	4,435,470

NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	5,121,000	5,671,507

Sr. Unsec. Gtd. Notes, 6.63%, 03/15/23(b)	1,143,000	1,200,150

Red Oak Power LLC, Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	3,202,592	3,498,832

		27,040,432

Industrial Conglomerates–0.00%

Indalex Holding Corp., Series B, Sec. Gtd. Global Notes, 11.50%, 02/01/14(c)	3,260,000	—

Industrial Machinery–0.51%

Actuant Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/15/22	1,587,000	1,642,545

Cleaver-Brooks Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	2,385,000	2,635,425

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Industrial Machinery–(continued)

Columbus McKinnon Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.88%, 02/01/19	$415,000	$447,163

Mcron Finance Sub LLC/Mcron Finance Corp., Sr. Sec. Notes, 8.38%, 05/15/19(b)	538,000	554,140

SPX Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 09/01/17	2,350,000	2,643,750

		7,923,023

Insurance Brokers–0.12%

Hub International Ltd., Sr. Unsec. Gtd. Notes, 8.13%, 10/15/18(b)	1,802,000	1,883,090

Integrated Oil & Gas–0.06%

Northern Tier Energy LLC/ Northern Tier Finance Corp., Sr. Sec. Gtd. Notes, 7.13%, 11/15/20(b)	900,000	909,000

Internet Software & Services–0.03%

Equinix Inc., Sr. Unsec. Notes, 7.00%, 07/15/21	390,000	431,438

Investment Banking & Brokerage–0.31%

Cantor Fitzgerald L.P., Unsec. Bonds, 7.88%, 10/15/19(b)	4,720,000	4,893,894

Leisure Facilities–0.07%

Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	1,070,000	1,128,850

Leisure Products–0.46%

Toys R Us-Delaware Inc., Sr. Sec. Gtd. Notes, 7.38%, 09/01/16(b)	7,081,000	7,231,471

Life Sciences Tools & Services–0.20%

Patheon Inc. (Canada), Sr. Sec. Gtd. Notes, 8.63%, 04/15/17(b)	2,815,000	3,061,313

Marine–0.21%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Global Notes, 8.63%, 11/01/17	1,590,000	1,506,525

Stena AB (Sweden), Sr. Unsec. Global Notes, 7.00%, 12/01/16	1,725,000	1,733,625

		3,240,150

	Principal Amount	Value

Movies & Entertainment–1.19%

AMC Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	$5,523,000	$6,089,107

Live Nation Entertainment Inc., Sr. Unsec. Gtd. Notes, 7.00%, 09/01/20(b)	6,007,000	6,277,315

NAI Entertainment Holdings LLC, Sr. Sec. Gtd. Notes, 8.25%, 12/15/17(b)	5,558,000	6,169,380

		18,535,802

Multi-Line Insurance–2.58%

American International Group Inc., Jr. Unsec. Sub. Global Deb., 8.18%, 05/15/58	8,645,000	10,784,637

Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec. Notes, 5.80%, 05/15/21(b)	2,140,000	2,205,538

Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	3,265,000	3,746,587

Sr. Unsec. Global Notes, 5.95%, 10/15/36	1,250,000	1,416,955

Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	7,015,000	7,839,262

Liberty Mutual Insurance Co., Unsec. Sub. Notes, 8.50%, 05/15/25(b)	2,140,000	2,835,594

Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 9.38%, 08/15/39(b)	8,040,000	11,493,301

		40,321,874

Office Services & Supplies–0.41%

Interface Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 12/01/18	870,000	939,600

Ricoh USA Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	5,700,000	5,479,125

		6,418,725

Oil & Gas Drilling–0.30%

Atwood Oceanics Inc., Sr. Unsec. Notes, 6.50%, 02/01/20	445,000	477,263

Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.50%, 12/15/21	4,022,000	4,213,045

		4,690,308

Oil & Gas Equipment & Services–0.96%

Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	2,828,000	2,994,145

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Oil & Gas Equipment & Services–(continued)

Gulfmark Offshore Inc., Sr. Unsec. Notes, 6.38%, 03/15/22(b)	$1,330,000	$1,376,550

Hiland Partners L.P./Hiland Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.25%, 10/01/20(b)	400,000	418,000

Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	7,085,000	7,120,425

6.75%, 03/01/21(b)	805,000	807,013

SESI, LLC, Sr. Unsec. Gtd. Global Notes, 6.38%, 05/01/19	2,113,000	2,265,532

		14,981,665

Oil & Gas Exploration & Production–7.41%

Berry Petroleum Co., Sr. Unsec. Notes, 6.38%, 09/15/22	4,129,000	4,252,870

6.75%, 11/01/20	1,500,000	1,612,500

Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/15/22	3,129,000	3,222,870

8.25%, 09/01/21	4,645,000	5,016,600

Sr. Unsec. Gtd. Notes, 7.63%, 11/15/22(b)	2,365,000	2,432,994

Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	2,713,000	2,865,606

Sr. Unsec. Gtd. Notes, 6.13%, 02/15/21	2,065,000	2,098,556

6.63%, 08/15/20	5,534,000	5,817,617

Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 5.88%, 05/01/22	4,758,000	5,114,850

Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/22	3,555,000	3,786,075

7.13%, 04/01/21	1,310,000	1,483,575

7.38%, 10/01/20	1,087,000	1,226,951

8.25%, 10/01/19	1,835,000	2,071,256

EV Energy Partners L.P./EV Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/15/19	6,279,000	6,655,740

EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	7,631,000	7,192,217

Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	1,964,000	1,971,365

Halcon Resources Corp., Sr. Unsec. Gtd. Notes, 8.88%, 05/15/21(b)	6,083,000	6,341,527

Laredo Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	553,000	601,388

McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	4,263,000	4,313,623

Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/24	848,000	913,190

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/23	$2,290,000	$2,438,850

OGX Austria GmbH (Brazil), Sr. Unsec. Gtd. Notes, 8.38%, 04/01/22(b)	3,000,000	2,452,514

8.50%, 06/01/18(b)	4,570,000	3,996,413

Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes, 6.13%, 06/15/19	3,850,000	3,946,250

6.50%, 11/15/20	5,865,000	6,018,956

6.63%, 05/01/21	250,000	257,500

8.63%, 10/15/19	1,410,000	1,575,675

QEP Resources Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/23	3,020,000	3,186,100

Sr. Unsec. Notes, 5.38%, 10/01/22	3,487,000	3,687,503

Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	765,000	801,338

5.75%, 06/01/21	4,825,000	5,150,688

SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 11/15/21	2,450,000	2,597,000

6.50%, 01/01/23	1,140,000	1,202,700

6.63%, 02/15/19	3,633,000	3,832,815

Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/18	2,640,000	2,854,500

WPX Energy Inc., Sr. Unsec. Global Notes, 6.00%, 01/15/22	2,565,000	2,757,375

		115,747,547

Oil & Gas Refining & Marketing–0.77%

Crosstex Energy, L.P./Crosstex Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 06/01/22(b)	1,644,000	1,676,880

CVR Refining LLC/Coffeyville Finance Inc., Sr. Sec. Gtd. Notes, 6.50%, 11/01/22(b)	4,104,000	4,052,700

Tesoro Corp., Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	1,327,000	1,383,398

Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Notes, 5.88%, 10/01/20(b)	1,710,000	1,782,675

United Refining Co., Sr. Sec. Gtd. Globle Notes, 10.50%, 02/28/18	2,787,000	3,051,765

		11,947,418

Oil & Gas Storage & Transportation–3.70%

Access Midstream Partners L.P./ACMP Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 04/15/21	3,542,000	3,710,245

6.13%, 07/15/22	1,608,000	1,712,520

Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/15/18	2,543,000	2,721,010

Sr. Unsec. Gtd. Notes, 6.63%, 10/01/20(b)	1,360,000	1,414,400

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Copano Energy LLC/Copano Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	$8,449,000	$8,934,817

Eagle Rock Energy Partners L.P./Eagle Rock Energy Finance Corp., Sr. Unsec. Gtd. Notes, 8.38%, 06/01/19(b)	1,682,000	1,698,820

Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	4,792,000	5,456,890

Inergy Midstream L.P./NRGM Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 12/15/20(b)	2,010,000	2,050,200

MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 5.50%, 02/15/23	6,301,000	6,694,813

6.25%, 06/15/22	2,105,000	2,304,975

6.50%, 08/15/21	3,955,000	4,320,838

Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	4,223,000	4,597,791

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/21	6,938,000	7,588,437

Sr. Unsec. Gtd. Notes, 5.25%, 05/01/23(b)	725,000	743,125

6.38%, 08/01/22(b)	1,073,000	1,166,888

Teekay Corp. (Canada), Sr. Unsec. Global Notes, 8.50%, 01/15/20	2,460,000	2,607,600

		57,723,369

Other Diversified Financial Services–0.16%

Citigroup Inc., Series A, Jr. Unsec. Sub. Global Notes, 5.95%(e)	2,415,000	2,469,338

Packaged Foods & Meats–0.90%

Del Monte Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/15/19	4,753,000	4,895,590

Post Holdings Inc., Sr. Unsec. Gtd. Notes, 7.38%, 02/15/22(b)	5,489,000	5,914,397

Radio Systems Corp., Sr. Sec. Notes, 8.38%, 11/01/19(b)	300,000	310,500

Simmons Foods Inc., Sr. Sec. Notes, 10.50%, 11/01/17(b)	3,320,000	2,979,700

		14,100,187

Paper Packaging–0.28%

Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	4,111,000	4,367,938

Paper Products–0.68%

Boise Cascade LLC/Boise Cascade Finance Corp., Sr. Unsec. Notes, 6.38%, 11/01/20(b)	458,000	467,160

	Principal Amount	Value

Paper Products–(continued)

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/01/18	$3,310,000	$3,607,900

Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	4,140,000	4,419,450

NewPage Corp., Sr. Sec. Gtd. Global Notes, 11.38%, 12/31/14(c)	3,258,000	1,588,275

P.H. Glatfelter Co., Sr. Unsec. Gtd. Notes, 5.38%, 10/15/20(b)	535,000	548,375

		10,631,160

Personal Products–0.38%

NBTY Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 10/01/18	5,275,000	5,987,125

Pharmaceuticals–0.09%

Endo Health Solutions Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 12/15/20	710,000	759,700

Sky Growth Acquisition Corp., Sr. Unsec. Gtd Notes, 7.38%, 10/15/20(b)	700,000	691,250

		1,450,950

Publishing–0.03%

MediMedia USA Inc., Sr. Unsec. Sub. Notes, 11.38%, 11/15/14(b)	465,000	441,750

Real Estate Services–0.24%

CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	3,460,000	3,797,350

Regional Banks–1.39%

AmSouth Bancorp., Unsec. Sub. Deb., 6.75%, 11/01/25	1,140,000	1,174,200

Regions Bank, Unsec. Sub. Global Notes, 6.45%, 06/26/37	3,000,000	3,150,000

Regions Financial Corp., Unsec. Sub. Notes, 7.38%, 12/10/37	6,950,000	7,540,750

Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	2,440,000	2,690,100

Unsec. Sub. Global Notes, 5.13%, 06/15/17	7,417,000	7,194,490

		21,749,540

Research & Consulting Services–0.39%

FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	4,065,000	4,349,550

Sr. Unsec. Gtd. Notes, 6.00%, 11/15/22(b)	1,690,000	1,736,475

		6,086,025

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Semiconductor Equipment–0.93%

Amkor Technology Inc., Sr. Unsec. Global Notes, 6.63%, 06/01/21	$4,246,000	$4,171,695

7.38%, 05/01/18	3,922,000	4,020,050

Sr. Unsec. Notes, 6.38%, 10/01/22(b)	740,000	706,700

Sensata Technologies B.V. (Luxembourg), Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(b)	5,230,000	5,543,800

		14,442,245

Semiconductors–0.63%

Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	3,653,000	3,972,637

Sr. Unsec. Gtd. Global Notes, 8.05%, 02/01/20	2,625,000	2,520,000

10.75%, 08/01/20	3,129,000	3,285,450

		9,778,087

Specialized Consumer Services–0.07%

Sotheby’s, Sr. Unsec. Gtd. Notes, 5.25%, 10/01/22(b)	1,090,000	1,106,350

Specialized Finance–3.81%

Air Lease Corp., Sr. Unsec. Global Notes, 5.63%, 04/01/17	5,869,000	6,162,450

Aircastle Ltd., Sr. Unsec. Global Notes, 6.75%, 04/15/17	8,083,000	8,608,395

7.63%, 04/15/20	1,899,000	2,081,779

Sr. Unsec. Notes, 6.25%, 12/01/19(b)	553,000	566,825

CIT Group Inc., Sr. Unsec. Global Notes, 4.25%, 08/15/17	1,790,000	1,843,700

5.00%, 08/15/22	2,855,000	3,008,456

5.25%, 03/15/18	7,637,000	8,123,859

Sr. Unsec. Notes, 5.00%, 05/15/17	1,000,000	1,052,500

5.50%, 02/15/19(b)	3,575,000	3,816,312

International Lease Finance Corp., Sr. Sec. Gtd. Notes, 7.13%, 09/01/18(b)	3,045,000	3,522,684

Sr. Unsec. Global Notes, 5.75%, 05/15/16	895,000	938,855

5.88%, 04/01/19	1,405,000	1,453,736

5.88%, 08/15/22	5,600,000	5,775,000

6.25%, 05/15/19	1,385,000	1,471,130

8.63%, 09/15/15	1,370,000	1,529,262

8.75%, 03/15/17	6,719,000	7,722,651

Sr. Unsec. Notes, 8.25%, 12/15/20	1,485,000	1,734,666

		59,412,260

	Principal Amount	Value

Specialized REIT’s–0.82%

Host Hotels & Resorts L.P., Sr. Unsec. Global Notes, 5.25%, 03/15/22	$2,685,000	$2,950,144

Sr. Unsec. Gtd. Global Notes, 6.00%, 11/01/20	3,335,000	3,676,837

MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	3,080,000	3,368,750

Omega Healthcare Investors, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/15/22	2,570,000	2,839,850

		12,835,581

Specialty Chemicals–0.64%

Ashland Inc., Sr. Unsec.Gtd. Notes, 4.75%, 08/15/22(b)	1,223,000	1,259,690

Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	1,997,000	1,817,270

PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	6,313,000	6,857,496

		9,934,456

Specialty Stores–0.39%

Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	5,000,000	5,450,000

Sr. Unsec. Gtd. Notes, 7.75%, 11/01/18(b)	565,000	615,850

		6,065,850

Steel–0.60%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.75%, 02/25/22	1,407,000	1,467,600

Steel Dynamics Inc., Sr. Unsec. Gtd. Notes, 6.13%, 08/15/19(b)	4,831,000	5,108,782

United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/22	1,357,000	1,394,317

Sr. Unsec. Notes, 7.00%, 02/01/18	1,319,000	1,361,868

		9,332,567

Systems Software–0.29%

Allen Systems Group Inc., Sec. Gtd. Notes, 10.50%, 11/15/16 (Acquired 11/12/10-01/06/11; Cost $6,147,675) (b)	6,057,000	4,512,465

Technology Distributors–0.24%

Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19	3,553,000	3,739,533

Tires & Rubber–0.27%

Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19	3,714,000	4,187,535

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Trading Companies & Distributors–0.42%

H&E Equipment Services Inc., Sr. Unsec. Gtd. Notes, 7.00%, 09/01/22(b)	$780,000	$822,900

Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/18	2,803,000	3,041,255

United Rentals North America Inc., Sr. Sec. Gtd. Notes, 5.75%, 07/15/18(b)	373,000	402,840

Sr. Unsec. Global Notes, 8.25%, 02/01/21	2,045,000	2,295,513

		6,562,508

Trucking–1.66%

Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19	7,838,000	8,700,180

9.75%, 03/15/20	1,078,000	1,245,090

Sr. Unsec. Gtd. Notes, 4.88%, 11/15/17(b)	680,000	685,100

HDTFS Inc., Sr. Unsec. Gtd. Notes, 5.88%, 10/15/20(b)	305,000	314,913

6.25%, 10/15/22(b)	610,000	634,400

Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 6.75%, 04/15/19	3,101,000	3,364,585

7.38%, 01/15/21	4,205,000	4,593,962

7.50%, 10/15/18	4,438,000	4,881,800

Sr. Unsec. Gtd. Notes, 6.75%, 04/15/19(b)	1,345,000	1,459,325

		25,879,355

Wireless Telecommunication Services–5.28%

Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)	2,427,000	2,575,654

Sr. Unsec. Gtd. Conv. Notes, 8.25%, 12/01/17(b)(f)	905,000	873,325

Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	11,814,000	12,316,095

Crown Castle International Corp., Sr. Unsec. Notes, 5.25%, 01/15/23(b)	1,465,000	1,534,588

Digicel Group Ltd. (Jamaica), Sr. Unsec. Notes, 8.25%, 09/30/20(b)	3,325,000	3,549,437

Digicel Ltd. (Ireland), Sr. Unsec. Notes, 7.00%, 02/15/20(b)	1,000,000	1,055,000

8.25%, 09/01/17(b)	3,975,000	4,273,125

MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes, 6.63%, 11/15/20	6,387,000	6,834,090

7.88%, 09/01/18	3,090,000	3,339,131

SBA Communications Corp., Sr. Unsec. Notes, 5.63%, 10/01/19(b)	2,655,000	2,734,650

Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	6,971,000	7,206,271

		Principal Amount	Value

Wireless Telecommunication Services–(continued)

6.90%, 05/01/19		$2,487,000	$2,685,960

Sprint Nextel Corp., Sr. Unsec. Global Notes, 6.00%, 11/15/22		3,450,000	3,493,125

7.00%, 08/15/20		1,572,000	1,709,550

11.50%, 11/15/21		2,003,000	2,694,035

Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(b)		4,150,000	4,824,375

9.00%, 11/15/18(b)		3,323,000	4,103,905

Sr. Unsec. Notes, 8.38%, 08/15/17		2,115,000	2,458,688

VimpelCom (Russia), Unsec. Loan Participation Notes, 6.49%, 02/02/16(b)		800,000	851,760

7.75%, 02/02/21(b)		1,000,000	1,115,000

Wind Acquisition Finance S.A. (Italy), Sr. Sec. Gtd. Notes, 7.25%, 02/15/18(b)		3,450,000	3,458,625

11.75%, 07/15/17(b)		8,579,000	8,814,922

			82,501,311

Total U.S. Dollar Denominated Bonds and Notes (Cost $1,276,860,396)			1,338,468,748

Non-U.S. Dollar Denominated Bonds & Notes–5.39%(g)

Apparel, Accessories & Luxury Goods–0.16%

Boardriders S.A. (United States), Sr. Unsec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	1,785,000	2,449,069

Broadcasting–0.60%

Central European Media Enterprises Ltd. (Czech Republic), REGS, Jr. Sec. Gtd. Euro Notes, 11.63%, 09/15/16(b)	EUR	2,915,000	3,980,505

CET 21 spol sro (Czech Republic), Sr. Sec. Gtd. Notes, 9.00%, 11/01/17(b)	EUR	2,400,000	3,417,714

Polish Television Holding B.V. (Poland), Sr. Sec. Notes, 11.25%, 05/15/17(b)(h)	EUR	1,430,000	1,999,194

			9,397,413

Cable & Satellite–0.26%

Nara Cable Funding Ltd. (Spain), Sr. Sec. Gtd. Notes, 8.88%, 12/01/18(b)	EUR	2,050,000	2,599,374

Ono Finance II PLC (Spain), REGS, Sr. Unsec. Gtd. Euro Notes, 11.13%, 07/15/19(b)	EUR	1,265,000	1,476,507

			4,075,881

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

		Principal Amount	Value

Casinos & Gaming–1.44%

Codere Finance Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 8.25%, 06/15/15(b)	EUR	2,990,000	$3,110,796

REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 06/15/15(b)	EUR	3,595,000	3,740,238

Gala Group Finance PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.88%, 09/01/18(b)	GBP	3,070,000	5,053,704

Gateway Casinos & Entertainment Ltd. (Canada), Sec. Gtd. Notes, 8.88%, 11/15/17(b)	CAD	1,719,000	1,825,778

Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.63%, 07/25/22(b)	CAD	5,473,000	5,723,426

Spie BondCo 3 SCA (Luxembourg), REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 11.00%, 08/15/19(b)	EUR	2,200,000	3,061,377

			22,515,319

Construction & Farm Machinery & Heavy Trucks–0.05%

Mark IV Europe Lux SCA/Mark IV USA SCA (Luxembourg), Sr. Sec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	562,500	784,567

Construction Materials–0.13%

Obrascon Huarte Lain S.A. (Spain), REGS, Sr. Unsec. Gtd. Medium- Term Euro Notes, 7.63%, 03/15/20(b)	EUR	1,500,000	1,984,888

Distillers & Vintners–0.10%

CEDC Finance Corp. International Inc. (Poland), Sr. Sec. Gtd. Mortgage Notes, 8.88%, 12/01/16(b)	EUR	2,345,000	1,562,957

Diversified Chemicals–0.17%

Kerling PLC (United Kingdom), Sr. Sec. Gtd. Notes, 10.63%, 02/01/17(b)	EUR	2,185,000	2,717,273

Food Retail–0.24%

R&R Ice Cream PLC (United Kingdom), Sr. Sec. Gtd. Notes, 8.38%, 11/15/17(b)	EUR	2,490,000	3,558,184

REGS, Sr. Sec. Gtd. Euro Notes, 8.38%, 11/15/17(b)	EUR	100,000	142,899

			3,701,083

Health Care Technology–0.22%

Cegedim S.A. (France), Sr. Unsec. Euro Bonds, 7.00%, 07/27/15	EUR	2,600,000	3,389,753

		Principal Amount	Value

Investment Banking & Brokerage–0.10%

Boparan Finance PLC (United Kingdom), REGS, Sr. Unsec. Gtd. Euro Notes, 9.75%, 04/30/18(b)	EUR	1,030,000	$1,493,559

Leisure Facilities–0.49%

Cirsa Funding Luxembourg S.A. (Spain), Sr. Unsec. Gtd. Notes, 8.75%, 05/15/18(b)	EUR	2,460,000	3,079,259

REGS, Sr. Unsec. Gtd. Euro Notes, 8.75%, 05/15/18(b)	EUR	3,665,000	4,587,595

			7,666,854

Metal & Glass Containers–0.14%

Greif Luxembourg Finance SCA (United States), REGS, Sr. Unsec. Gtd. Euro Medium-Term Notes, 7.38%, 07/15/21(b)	EUR	1,475,000	2,119,652

Multi-Sector Holdings–0.13%

Odeon & UCI Finco PLC (United Kingdom), Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(b)	GBP	1,240,000	2,053,155

Other Diversified Financial Services–0.31%

Boats Investments B.V. (Netherlands), Sr. Sec. PIK Medium-Term Mortgage Euro Notes, 11.00%, 03/31/17	EUR	1,289,152	855,037

Numericable Finance & Co. SCA (Luxembourg), REGS, Sr. Sec. Euro Notes, 12.38%, 02/15/19(b)	EUR	505,000	766,759

TVN Finance Corp II AB (Poland), Sr. Unsec. Gtd. Notes, 10.75%, 11/15/17(b)	EUR	2,290,000	3,290,850

			4,912,646

Paper Packaging–0.23%

M&G Finance Luxembourg S.A., (Luxembourg) Jr. Unsec. Gtd. Sub. Euro Notes, 7.50%(d)(e)	EUR	4,400,000	3,604,986

Steel–0.17%

Schmolz + Bickenbach Luxembourg S.A. (Switzerland), Sr. Sec. Gtd. Notes, 9.88%, 05/15/19(b)	EUR	2,465,000	2,638,318

Tires & Rubber–0.20%

Goodyear Dunlop Tires Europe B.V. (United States), Sr. Unsec. Gtd. Notes, 6.75%, 04/15/19(b)	EUR	2,250,000	3,109,008

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

		Principal Amount	Value

Wireless Telecommunication Services–0.25%

Matterhorn Mobile Holdings S.A. (Luxembourg), REGS, Sr. Sec. Gtd. Medium-Term Euro Notes, 8.25%, 02/15/20(b)	EUR	1,320,000	$1,863,434

Wind Acquisition Finance S.A. (Italy), Sec. Gtd. Notes, 11.75%, 07/15/17(b)	EUR	1,535,000	2,056,156

			3,919,590

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $84,942,386)			84,095,971

		Shares

Preferred Stocks–2.06%

Automobile Manufacturers–0.24%

General Motors Co., Series B, $2.38 Conv. Pfd.		92,680	3,750,760

Consumer Finance–0.36%

Ally Financial, Inc., Series G, 7.00% Pfd.(b)		5,790	5,637,651

Diversified Banks–0.25%

Royal Bank of Scotland PLC (The) (United Kingdom), Series T, 7.25% Jr. Sub. Pfd		165,565	3,988,461

Industrial REIT’s–0.08%

DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.		45,710	1,231,884

Multi-Line Insurance–0.48%

Hartford Financial Services Group Inc. (The) 7.88% Jr. Sub. Pfd.		269,175	7,501,907

Regional Banks–0.54%

Zions Bancorp, Series C, 9.50% Pfd.		322,450	8,399,822

Tires & Rubber–0.11%

Goodyear Tire & Rubber Co. (The) $2.94 Conv. Pfd.		37,605	1,689,969

Total Preferred Stocks (Cost $28,554,059)			32,200,454

Common Stocks & Other Equity Interests–0.68%

Apparel, Accessories & Luxury Goods–0.00%

Hosiery Corp. of America, Inc. -Class A(i)		1,000	0

Automobile Manufacturers–0.29%

General Motors Co.(i)(j)		80,919	2,094,184

General Motors Co., Wts. expiring 07/10/16(i)(j)		73,562	1,229,957

General Motors Co., Wts. expiring 07/10/19(i)(j)		73,562	777,550

Motors Liquidation Co. GUC Trust (i)		20,315	395,634

			4,497,325

	Shares	Value

Broadcasting–0.01%

Adelphia Communications Corp.(k)	50,250	$39,195

Adelphia Recovery Trust, Series ACC-1(k)	4,846,549	969

Adelphia Recovery Trust, Series Arahova (k)	2,211,702	44,234

		84,398

Construction Materials–0.19%

U.S. Concrete, Inc.(i)	359,502	2,987,462

Integrated Telecommunication Services–0.17%

Hawaiian Telcom Holdco Inc. Wts. expiring 10/28/15(i)	22,376	134,256

Largo Ltd. -Class A (Luxembourg)(i)	312,510	254,012

Largo Ltd. -Class B (Luxembourg)(i)	2,812,600	2,286,117

Ventelo, Inc. (United Kingdom) (Acquired 06/28/02; Cost $0) (b)(i)	73,021	0

		2,674,385

Leisure Products–0.00%

HF Holdings Inc.(i)	36,820	0

Publishing–0.00%

Reader’s Digest Association Inc. (The) (China), Wts. expiring 02/19/14(i)	9,814	0

Semiconductors–0.02%

Magnachip Semiconductor Corp. (South Korea)(i)	20,834	262,508

Total Common Stocks & Other Equity Interests (Cost $56,304,793)		10,506,078

	Principal Amount

Senior Secured Floating Rate Interest Loans–0.03%

Automobile Manufacturers–0.03%

Navistar, Inc., Term Loan B, 7.00%, 07/31/17 (Cost $495,248)(l)	$500,000	502,350

	Shares

Money Market Funds–4.33%

Liquid Assets Portfolio–Institutional Class (m)	33,817,836	33,817,836

Premier Portfolio–Institutional Class (m)	33,817,836	33,817,836

Total Money Market Funds (Cost $67,635,672)		67,635,672

TOTAL INVESTMENTS–98.23% (Cost $1,514,792,554)		1,533,409,273

OTHER ASSETS LESS LIABILITIES–1.77%		27,672,867

NET ASSETS–100.00%		$1,561,082,140

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

Investment Abbreviations:

CAD	—	Canadian Dollar	PIK	—	Payment in Kind
Conv.	—	Convertible	REGS	—	Regulation S
Ctfs.	—	Certificates	REIT	—	Real Estate Investment Trust
Deb.	—	Debentures	Sec.	—	Secured
EUR	—	Euro	Sr.	—	Senior
GBP	—	British Pound	Sub.	—	Subordinated
Gtd.	—	Guaranteed	Unsec.	—	Unsecured
Jr.	—	Junior	Wts.	—	Warrants
Pfd.	—	Preferred

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2012 was $463,204,922, which represented 29.67% of the Fund’s Net Assets.

(c)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2012 was $9,029,833, which represented less than 1% of the Fund’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.

(e)	Perpetual bond with no specified maturity date.

(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(g)	Foreign denominated security. Principal amount is denominated in currency indicated.

(h)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(i)	Non-income producing security.

(j)	Acquired as part of the General Motors reorganization.

(k)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(l)

Senior secured corporate loans and senior secured debt securities are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(m)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco High Yield Fund

A.	Security Valuations –(continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the

Invesco High Yield Fund

D.	Swap Agreements –(continued)

Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

E.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

Invesco High Yield Fund

F.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

G.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
H.	Other Risks – The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.
I.	Leverage Risk – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

Invesco High Yield Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$101,729,595	$8,612,609	$0	$110,342,204
Corporate Debt Securities	—	1,338,468,748	0	1,338,468,748
Senior Secured Floating Rate Interest Loan	—	502,350	—	502,350
Foreign Debt Securities	—	84,095,971	—	84,095,971
	$101,729,595	$1,431,679,678	$0	$1,533,409,273
Foreign Currency Contracts*	—	(1,223,211)	—	(1,223,211)
Swap Agreements*	—	417,263	—	417,263
Total Investments	$101,729,595	$1,430,873,730	$0	$1,532,603,325
*	Unrealized appreciation (depreciation).

Invesco High Yield Fund

NOTE 3 — Derivative Investments

Foreign Currency Contracts and Swap Agreements at Period-End

Open Foreign Currency Contracts
		Contract to					Unrealized Appreciation (Depreciation)
Settlement Date	Counterparty	Deliver		Receive		Notional Value
02/08/2013	Morgan Stanley & Co., Inc.	EUR	50,205,000	USD	64,113,291	$65,336,502	$(1,223,211)

Closed Foreign Currency Contracts
Closed Date	Counterparty	Contract to				Notional Value	Realized Gain (Loss)
		Deliver		Receive
11/19/2012	Morgan Stanley & Co., Inc.	EUR	3,682,000	USD	4,702,025	$4,716,981	$(14,956)
Total foreign currency contracts							$(1,238,167)
Currency Abbreviations:
EUR — Euro
USD — U.S. Dollar

Open Credit Default Swap Agreements

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread (a)	Notional Value (000)	Upfront Payments	Unrealized Appreciation
JP Morgan Chase Bank, N.A.	MGM Resorts Internationals	Sell	5.00%	06/20/2017	5.71%	$4,295	$267,680	$146,124
JP Morgan Chase Bank, N.A.	CDX North American High Yield	Sell	5.00	12/20/2016	4.35	4,800	159,413	271,139

Total Credit Default Swap Agreements							$427,093	$417,263
(a)	Implied credit spreads represent the current level as of November 30, 2012 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Invesco High Yield Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2012 was $684,008,090 and $528,416,509, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$	84,438,431
Aggregate unrealized (depreciation) of investment securities		(68,211,187)
Net unrealized appreciation of investment securities	$	16,227,244
Cost of investments for tax purposes is $1,517,182,029.

NOTE 5 — Subsequent Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco High Yield Fund (the “Fund”) would acquire all of the assets and liabilities of Invesco High Yield Securities Fund (the “Target Fund”) in exchange for shares of the Fund.

The Agreement requires approval of the Target Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2013. Upon closing of the reorganization, shareholders of the Target Fund will receive a corresponding class of shares of the Fund in exchange for their shares of the Target Fund and the Target Fund will liquidate and cease operations.

Invesco High Yield Fund

Invesco High Yield Securities Fund
Quarterly Schedule of Portfolio Holdings November 30, 2012

invesco.com/us	MS-HYS-QTR-1 11/12	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2012

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–88.77%

Advertising–0.10%

Lamar Media Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 05/01/23(b)	$80,000	$80,800

National CineMedia LLC, Sr. Sec. Global Notes, 6.00%, 04/15/22	40,000	42,500

		123,300

Aerospace & Defense–1.17%

BE Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	115,000	121,325

Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.75%, 03/15/20(b)	450,000	506,250

Huntington Ingalls Industries Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 03/15/18	150,000	162,750

7.13%, 03/15/21	195,000	211,575

Spirit Aerosystems Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	296,000	315,240

TransDigm Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 10/15/20(b)	70,000	71,575

		1,388,715

Airlines–2.21%

American Airlines Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16 (Acquired 03/15/11–11/29/11; Cost $489,669) (b)(c)	555,000	585,525

American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	353,425	364,027

Continental Airlines Pass Through Trust, Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 7.34%, 04/19/14	533,307	552,306

Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	126,894	140,297

Delta Air Lines Pass Through Trust, Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16(b)	120,000	125,400

Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15(b)	145,000	151,344

UAL Pass Through Trust, Series 2009-2, Class B, Sec. Gtd. Pass Through Ctfs., 12.00%, 01/15/16(b)	259,503	285,615

US Airways Pass Through Trust, Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	281,132	264,264

	Principal Amount	Value

Airlines–(continued)

Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 5.90%, 10/01/24	$45,000	$49,022

Series 2012-1, Class B, Sec. Pass Through Ctfs., 8.00%, 10/01/19	45,000	48,037

Series 2012-1, Class C, Sec. Pass Through Ctfs., 9.13%, 10/01/15	55,000	57,269

		2,623,106

Alternative Carriers–1.39%

Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	355,000	388,725

Level 3 Communications Inc., Sr. Unsec. Global Notes, 11.88%, 02/01/19	355,000	406,475

Sr. Unsec. Notes, 8.88%, 06/01/19(b)	180,000	189,450

Level 3 Financing Inc., Sr. Unsec. Gtd. Notes, 7.00%, 06/01/20(b)	80,000	82,000

Sr. Unsec. Gtd. Global Notes, 8.13%, 07/01/19	255,000	273,487

8.63%, 07/15/20	100,000	109,500

9.38%, 04/01/19	175,000	196,438

		1,646,075

Aluminum–0.45%

Century Aluminum Co., Sr. Sec. Gtd. Notes, 8.00%, 05/15/14	530,000	536,956

Apparel Retail–1.53%

Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	385,000	418,687

Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	425,000	483,703

J. Crew Group Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/19	550,000	580,250

Limited Brands Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/22	150,000	162,188

Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	150,000	172,500

		1,817,328

Apparel, Accessories & Luxury Goods–2.44%

Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	450,000	496,125

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Securities Fund

	Principal Amount	Value

Apparel, Accessories & Luxury Goods–(continued)

Jones Group Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, Sr. Unsec. Notes, 6.88%, 03/15/19	$840,000	$865,200

Levi Strauss & Co., Sr. Unsec. Global Notes, 6.88%, 05/01/22	295,000	310,488

7.63%, 05/15/20	540,000	588,600

Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	650,000	637,406

		2,897,819

Application Software–0.07%

Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(b)	85,000	88,825

Asset Management & Custody Banks–0.18%

PQ Corp., Sr. Sec. Notes, 8.75%, 05/01/18(b)	205,000	211,663

Auto Parts & Equipment–0.87%

Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 7.13%, 05/15/19(b)	515,000	551,050

American Axle & Manufacturing Inc., Sr. Unsec. Gtd. Notes, 6.63%, 10/15/22	300,000	305,250

Tenneco Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 08/15/18	165,000	179,025

		1,035,325

Automobile Manufacturers–1.03%

Chrysler Group LLC/CG Co-Issuer Inc., Sec. Gtd. Global Notes, 8.00%, 06/15/19	600,000	658,500

Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	445,000	562,925

		1,221,425

Biotechnology–0.28%

Grifols Inc. (Spain), Sr. Unsec. Gtd. Global Notes, 8.25%, 02/01/18	110,000	122,375

Savient Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 4.75%, 02/01/18	125,000	24,766

STHI Holding Corp., Sec. Gtd. Notes, 8.00%, 03/15/18(b)	165,000	180,262

		327,403

	Principal Amount	Value

Broadcasting–1.03%

Allbritton Communications Co., Sr. Unsec. Global Notes, 8.00%, 05/15/18	$250,000	$273,125

Clear Channel Worldwide Holdings Inc., Series A, Sr. Unsec. Gtd. Notes, 6.50%, 11/15/22(b)	90,000	89,775

Series B, Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 11/15/22(b)	225,000	228,375

7.63%, 03/15/20	395,000	391,050

LIN Television Corp., Sr. Unsec. Gtd. Notes, 6.38%, 01/15/21(b)	50,000	51,375

Nielsen Finance LLC/Co. (Netherlands), Sr. Unsec. Gtd. Notes, 4.50%, 10/01/20(b)	145,000	145,362

Starz LLC/Starz Finance Corp., Sr. Unsec. Notes, 5.00%, 09/15/19(b)	40,000	41,100

		1,220,162

Building Products–3.34%

American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	295,000	287,625

Building Materials Corp. of America, Sr. Unsec. Notes, 6.88%, 08/15/18(b)	505,000	546,031

Gibraltar Industries Inc., Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	490,000	497,656

Masco Corp., Sr. Unsec. Global Notes, 5.95%, 03/15/22	110,000	121,688

Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	695,000	759,287

10.00%, 12/01/18	240,000	264,600

Ply Gem Industries Inc., Sr. Sec. Gtd. Global Notes, 8.25%, 02/15/18	255,000	272,213

Sr. Unsec. Notes, 9.38%, 04/15/17(b)	140,000	146,650

USG Corp., Sr. Unsec. Gtd. Notes, 7.88%, 03/30/20(b)	335,000	370,175

8.38%, 10/15/18(b)	40,000	44,400

Sr. Unsec. Notes, 9.75%, 01/15/18	590,000	660,800

		3,971,125

Cable & Satellite–3.31%

Cablevision Systems Corp., Sr. Unsec. Global Notes, 5.88%, 09/15/22	70,000	69,125

DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 4.63%, 07/15/17	415,000	431,081

5.88%, 07/15/22	175,000	188,344

Hughes Satellite Systems Corp., Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	310,000	334,800

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Securities Fund

	Principal Amount	Value

Cable & Satellite–(continued)

Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	$95,000	$106,400

Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/20	1,215,000	1,303,087

7.50%, 04/01/21	40,000	43,300

Sr. Unsec. Gtd. Notes, 6.63%, 12/15/22(b)	325,000	326,625

7.25%, 10/15/20(b)	50,000	53,625

Nara Cable Funding Ltd. (Spain), Sr. Sec. Gtd. Notes, 8.88%, 12/01/18(b)	400,000	384,000

Unitymedia Hessen GmbH & Co KG/ Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	300,000	329,497

ViaSat Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 06/15/20	220,000	229,350

Sr. Unsec. Gtd. Notes, 6.88%, 06/15/20(b)	130,000	135,525

		3,934,759

Casinos & Gaming–4.80%

Ameristar Casinos Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/21	360,000	384,300

Caesars Entertainment Operating Co. Inc., Sec. Gtd. Global Notes, 12.75%, 04/15/18	360,000	263,700

Sec. Unsec. Gtd. Global Notes, 5.38%, 12/15/13	100,000	97,500

Sr. Unsec. Gtd. Global Bonds, 5.63%, 06/01/15	282,000	233,355

Caesars Operating Escrow LLC/Caesars Escrow Corp., Sr. Sec. Gtd. Notes, 9.00%, 02/15/20(b)	230,000	231,150

Chester Downs & Marina LLC, Sr. Sec. Gtd. Notes, 9.25%, 02/01/20(b)	45,000	44,438

CityCenter Holdings LLC/CityCenter Finance Corp., Sec. Gtd. PIK Global Notes, 10.75%, 01/15/17	442,889	481,642

Sr. Sec. Gtd. Global Notes, 7.63%, 01/15/16	280,000	301,700

Sr. Sec. Gtd. Notes, 7.63%, 01/15/16(b)	40,000	43,100

Codere Finance Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 9.25%, 02/15/19(b)	50,000	37,750

MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	250,000	267,500

Sr. Unsec. Gtd. Notes, 6.75%, 10/01/20(b)	50,000	50,250

7.75%, 03/15/22	1,165,000	1,229,075

Resort at Summerlin L.P., Series B, Sr. Unsec. Sub. Notes, 13.00%, 12/15/07(c)	27,634,000	0

Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	250,000	261,875

Snoqualmie Entertainment Authority, Sr. Sec. Floating Rate Notes, 4.48%, 02/01/14(b)(d)	510,000	505,537

	Principal Amount	Value

Casinos & Gaming–(continued)

Sr. Sec. Notes, 9.13%, 02/01/15(b)	$361,000	$364,159

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Sec. First Mortgage Global Notes, 5.38%, 03/15/22	240,000	254,700

7.75%, 08/15/20	570,000	656,925

		5,708,656

Coal & Consumable Fuels–1.13%

Alpha Natural Resources Inc., Sr. Unsec. Gtd. Notes, 9.75%, 04/15/18	85,000	87,975

CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 04/01/20	475,000	508,844

Peabody Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 11/15/18	475,000	498,750

Sr. Unsec. Gtd. Notes, 6.50%, 09/15/20	235,000	251,450

		1,347,019

Communications Equipment–0.48%

Avaya Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	510,000	461,550

Sr. Unsec. Gtd. Global Notes, 9.75%, 11/01/15	135,000	108,169

		569,719

Computer & Electronics Retail–0.54%

Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	585,000	639,112

Computer Storage & Peripherals–0.57%

Seagate HDD Cayman, Sr. Unsec. Gtd. Global Notes, 7.00%, 11/01/21	355,000	374,525

7.75%, 12/15/18	280,000	306,600

		681,125

Construction & Engineering–1.62%

Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	495,000	525,938

Sr. Unsec. Gtd. Sub. Notes, 7.13%, 01/15/21(b)	140,000	146,650

MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	215,000	221,181

Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	995,000	1,027,337

		1,921,106

Construction & Farm Machinery & Heavy Trucks–1.54%

Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/17	300,000	354,375

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Securities Fund

	Principal Amount	Value

Construction & Farm Machinery & Heavy Trucks–(continued)

CNH Capital LLC (Netherlands), Sr. Notes, 3.88%, 11/01/15(b)	$75,000	$77,156

Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	375,000	367,500

Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	205,000	229,600

Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	405,000	386,775

Terex Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 05/15/21	60,000	62,400

Titan International Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 10/01/17	335,000	355,100

		1,832,906

Construction Materials–1.34%

Cemex Finance LLC (Mexico), Sr. Sec. Gtd. Bonds, 9.50%, 12/14/16(b)	715,000	772,142

Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	760,000	817,000

		1,589,142

Consumer Finance–1.51%

Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 4.63%, 06/26/15	275,000	286,688

7.50%, 09/15/20	410,000	497,125

8.00%, 03/15/20	515,000	636,025

General Motors Financial Co. Inc., Sr. Unsec. Gtd. Notes, 4.75%, 08/15/17(b)	95,000	99,037

National Money Mart Co., Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	245,000	271,031

		1,789,906

Data Processing & Outsourced Services–1.67%

CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	690,000	753,825

First Data Corp., Sr. Sec. Gtd. Notes, 6.75%, 11/01/20(b)	705,000	715,575

7.38%, 06/15/19(b)	275,000	285,312

SunGard Data Systems Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/15/18	110,000	117,700

7.63%, 11/15/20	100,000	110,250

		1,982,662

Department Stores–0.37%

Sears Holdings Corp., Sr. Sec. Gtd. Global Notes, 6.63%, 10/15/18	480,000	441,600

	Principal Amount	Value

Distillers & Vintners–0.50%

CEDC Finance Corp. International Inc. (Poland), Sr. Sec. Gtd. Mortgage Notes, 9.13%, 12/01/16(b)	$340,000	$173,400

9.13%, 12/01/16(b)	100,000	51,500

Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 4.63%, 03/01/23	55,000	56,925

7.25%, 05/15/17	235,000	276,712

Sr. Unsec. Gtd. Notes, 6.00%, 05/01/22	35,000	39,813

		598,350

Diversified Banks–0.26%

RBS Capital Trust II (United Kingdom), Jr. Unsec. Gtd. Sub. Global Bonds, 6.43%(e)	200,000	170,000

Royal Bank of Scotland Group PLC (United Kingdom), Unsec. Sub. Notes, 6.13%, 12/15/22	130,000	133,623

		303,623

Diversified Metals & Mining–1.04%

FMG Resources Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.38%, 02/01/16(b)	370,000	374,403

6.88%, 04/01/22(b)	325,000	316,062

7.00%, 11/01/15(b)	95,000	97,138

Midwest Vanadium Pty. Ltd. (Australia), Sr. Sec. Gtd. Mortgage Notes, 11.50%, 02/15/18(b)	190,000	122,550

Vedanta Resources PLC (India), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	290,000	329,171

		1,239,324

Electrical Components & Equipment–0.43%

Belden Inc., Sr. Sub. Gtd. Notes, 5.50%, 09/01/22(b)	235,000	240,287

General Cable Corp., Sr. Unsec. Gtd. Notes, 5.75%, 10/01/22(b)	160,000	162,800

Polypore International Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/17	95,000	103,313

		506,400

Electronic Manufacturing Services–0.38%

Sanmina Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	450,000	453,938

Environmental & Facilities Services–0.25%

Clean Harbors Inc., Sr. Unsec. Notes, 5.13%, 06/01/21(b)	110,000	113,025

EnergySolutions Inc./LLC, Sr. Unsec. Gtd. Global Notes, 10.75%, 08/15/18	190,000	179,550

		292,575

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Securities Fund

	Principal Amount	Value

Forest Products–0.26%

Millar Western Forest Products Ltd. (Canada), Sr. Unsec. Global Notes, 8.50%, 04/01/21	$345,000	$301,875

Sino-Forest Corp. (Hong Kong), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/17 (Acquired 10/14/10; Cost $45,000)(b)(c)	45,000	6,975

		308,850

Gas Utilities–1.26%

AmeriGas Finance LLC/ Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 05/20/22	325,000	354,250

Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	485,000	472,875

Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	405,000	433,350

7.38%, 08/01/21(b)	216,000	232,740

		1,493,215

Health Care Equipment–0.30%

Biomet Inc., Sr. Unsec. Gtd. Notes, 6.50%, 08/01/20(b)	90,000	94,500

Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/20(b)	145,000	144,275

DJO Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.75%, 04/15/18	50,000	47,500

Sr. Unsec. Gtd. Sub. Global Notes, 9.75%, 10/15/17	85,000	74,375

		360,650

Health Care Facilities–2.05%

HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	200,000	218,000

Sr. Unsec. Gtd. Global Notes, 5.88%, 05/01/23	755,000	781,425

HealthSouth Corp., Sr. Unsec. Gtd. Notes, 5.75%, 11/01/24	80,000	81,000

7.25%, 10/01/18	207,000	224,595

7.75%, 09/15/22	122,000	133,895

Radiation Therapy Services Inc., Sr. Sec. Gtd. Global Notes, 8.88%, 01/15/17	255,000	253,725

Select Medical Holdings Corp., Sr. Unsec. Floating Rate Global Notes, 6.43%, 09/15/15(d)	260,000	259,512

Tenet Healthcare Corp., Sr. Sec. Gtd. Notes, 4.75%, 06/01/20(b)	30,000	30,225

Sr. Unsec. Global Notes, 8.00%, 08/01/20	205,000	219,350

Sr. Unsec. Gtd. Notes, 6.75%, 02/01/20(b)	230,000	231,725

		2,433,452

	Principal Amount	Value

Health Care Services–0.16%

Prospect Medical Holdings Inc., Sr. Sec. Notes, 8.38%, 05/01/19(b)	$185,000	$194,250

Health Care Technology–0.45%

MedAssets Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/18	495,000	538,313

Homebuilding–2.59%

Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 07/15/15	215,000	215,269

8.13%, 06/15/16	405,000	435,375

K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Notes, 7.25%, 10/15/20(b)	360,000	389,700

Sr. Unsec. Gtd. Global Notes, 6.25%, 01/15/16	315,000	301,612

Sr. Unsec. Gtd. Notes, 11.88%, 10/15/15	80,000	86,600

Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	350,000	395,500

M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	390,000	423,150

Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 04/01/22	135,000	146,475

Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	155,000	158,875

Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 7.75%, 04/15/20(b)	375,000	397,500

Toll Brothers Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 02/15/22	115,000	130,813

		3,080,869

Hotels, Resorts & Cruise Lines– 0.44%

Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/22	30,000	32,888

Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 5.25%, 11/15/22	90,000	94,725

7.25%, 03/15/18	210,000	237,300

7.50%, 10/15/27	135,000	152,550

		517,463

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Securities Fund

	Principal Amount	Value

Household Products–0.67%

Central Garden & Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	$370,000	$391,275

Reynolds Group Issuer Inc./Reynolds Group Issuer LLC,
Sr. Sec. Gtd. Global Notes, 7.13%, 04/15/19	340,000	368,050

Sr. Sec. Gtd. Notes, 5.75%, 10/15/20(b)	30,000	30,787

		790,112

Housewares & Specialties–0.21%

American Greetings Corp., Sr. Unsec. Gtd. Notes, 7.38%, 12/01/21	200,000	209,500

Spectrum Brands Escrow Corp., Sr. Unsec. Notes, 6.38%, 11/15/20(b)	35,000	36,181

		245,681

Independent Power Producers & Energy Traders–1.81%

AES Corp. (The), Sr. Unsec. Global Notes, 7.75%, 10/15/15	720,000	813,600

8.00%, 10/15/17	145,000	166,025

Calpine Corp., Sr. Sec. Gtd. Notes, 7.25%, 10/15/17(b)	311,000	333,548

7.50%, 02/15/21(b)	297,000	328,185

NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	375,000	415,312

Sr. Unsec. Gtd. Notes, 6.63%, 03/15/23(b)	90,000	94,500

		2,151,170

Industrial Machinery–0.63%

Actuant Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/15/22	125,000	129,375

Cleaver-Brooks Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	260,000	287,300

Columbus McKinnon Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.88%, 02/01/19	40,000	43,100

Mcron Finance Sub LLC/Mcron Finance Corp., Sr. Sec. Notes, 8.38%, 05/15/19(b)	40,000	41,200

SPX Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 09/01/17	220,000	247,500

		748,475

Insurance Brokers–0.12%

Hub International Ltd., Sr. Unsec. Gtd. Notes, 8.13%, 10/15/18(b)	140,000	146,300

Integrated Oil & Gas–0.06%

Northern Tier Energy LLC/ Northern Tier Finance Corp., Sr. Sec. Gtd. Notes, 7.13%, 11/15/20(b)	70,000	70,700

	Principal Amount	Value

Internet Software & Services–0.06%

Equinix Inc., Sr. Unsec. Notes, 7.00%, 07/15/21	$60,000	$66,375

Investment Banking & Brokerage–0.36%

Cantor Fitzgerald L.P., Unsec. Bonds, 7.88%, 10/15/19(b)	415,000	430,289

Leisure Facilities–0.09%

Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	100,000	105,500

Leisure Products–0.51%

Toys R Us-Delaware Inc., Sr. Sec. Gtd. Notes, 7.38%, 09/01/16(b)	595,000	607,644

Life Sciences Tools & Services–0.24%

Patheon Inc. (Canada), Sr. Sec. Gtd. Notes, 8.63%, 04/15/17(b)	260,000	282,750

Marine–0.24%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Global Notes, 8.63%, 11/01/17	130,000	123,175

Stena AB (Sweden), Sr. Unsec. Global Notes, 7.00%, 12/01/16	160,000	160,800

		283,975

Movies & Entertainment–1.30%

AMC Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	355,000	391,388

Live Nation Entertainment Inc., Sr. Gtd. Notes, 7.00%, 09/01/20(b)	470,000	491,150

NAI Entertainment Holdings LLC, Sr. Sec. Gtd. Notes, 8.25%, 12/15/17(b)	594,000	659,340

		1,541,878

Multi-Line Insurance–2.86%

American International Group Inc., Jr. Unsec. Sub. Global Deb., 8.18%, 05/15/58	690,000	860,775

Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec. Notes, 5.80%, 05/15/21(b)	190,000	195,819

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Securities Fund

	Principal Amount	Value

Multi-Line Insurance–(continued)

Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	$345,000	$395,888

Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	905,000	1,011,337

Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 9.38%, 08/15/39(b)	655,000	936,332

		3,400,151

Office Services & Supplies–0.20%

Interface Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 12/01/18	80,000	86,400

Ricoh USA Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	155,000	148,994

		235,394

Oil & Gas Drilling–0.30%

Atwood Oceanics Inc., Sr. Unsec. Notes, 6.50%, 02/01/20	35,000	37,538

Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.50%, 12/15/21	310,000	324,725

		362,263

Oil & Gas Equipment & Services–0.94%

Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	220,000	232,925

Gulfmark Offshore Inc., Sr. Unsec. Notes, 6.38%, 03/15/22(b)	105,000	108,675

Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	565,000	567,825

SESI, LLC, Sr. Unsec. Gtd. Global Notes, 6.38%, 05/01/19	190,000	203,716

		1,113,141

Oil & Gas Exploration & Production–6.87%

Berry Petroleum Co., Sr. Unsec. Notes, 6.38%, 09/15/22	160,000	164,800

6.75%, 11/01/20	140,000	150,500

Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/15/22	245,000	252,350

8.25%, 09/01/21	455,000	491,400

Sr. Unsec. Gtd. Notes, 7.63%, 11/15/22(b)	180,000	185,175

Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	300,000	316,875

Sr. Unsec. Gtd. Notes, 6.13%, 02/15/21	170,000	172,763

6.63%, 08/15/20	268,000	281,735

Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 5.88%, 05/01/22	375,000	403,125

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 7.13%, 04/01/21	$125,000	$141,563

7.38%, 10/01/20	160,000	180,600

8.25%, 10/01/19	200,000	225,750

EV Energy Partners L.P./EV Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/15/19	270,000	286,200

EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	565,000	532,512

Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	145,000	145,544

Halcon Resources Corp., Sr. Unsec. Gtd. Notes, 8.88%, 05/15/21(b)	470,000	489,975

Laredo Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	40,000	43,500

McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	430,000	435,106

Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/24	70,000	75,381

Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/23	180,000	191,700

OGX Austria GmbH (Brazil), Sr. Unsec. Gtd. Notes, 8.38%, 04/01/22(b)	200,000	163,501

8.50%, 06/01/18(b)	355,000	310,443

Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes, 6.13%, 06/15/19	245,000	251,125

6.50%, 11/15/20	205,000	210,381

7.63%, 06/01/18	155,000	165,463

QEP Resources Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/23	140,000	147,700

Sr. Unsec. Notes, 5.38%, 10/01/22	280,000	296,100

Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	60,000	62,850

5.75%, 06/01/21	285,000	304,237

SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 11/15/21	130,000	137,800

6.50%, 01/01/23	95,000	100,225

6.63%, 02/15/19	285,000	300,675

Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/18	295,000	318,969

WPX Energy Inc., Sr. Unsec. Global Notes, 6.00%, 01/15/22	215,000	231,125

		8,167,148

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Securities Fund

	Principal Amount	Value

Oil & Gas Refining & Marketing–0.77%

Crosstex Energy, L.P./Crosstex Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 06/01/22(b)	$120,000	$122,400

CVR Refining LLC/Coffeyville Finance Inc., Sr. Sec. Gtd. Notes, 6.50%, 11/01/22(b)	315,000	311,062

Tesoro Corp., Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	100,000	104,250

Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Notes, 5.88%, 10/01/20(b)	130,000	135,525

United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	220,000	240,900

		914,137

Oil & Gas Storage & Transportation–3.49%

Access Midstream Partners L.P./ACMP Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 04/15/21	310,000	324,725

6.13%, 07/15/22	110,000	117,150

Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Notes, 6.63%, 10/01/20(b)	105,000	109,200

Copano Energy LLC/Copano Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	655,000	692,662

Eagle Rock Energy Partners L.P./Eagle Rock Energy Finance Corp., Sr. Unsec. Gtd. Notes, 8.38%, 06/01/19(b)	135,000	136,350

Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	390,000	444,112

Inergy Midstream L.P./NRGM Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 12/15/20(b)	155,000	158,100

MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 5.50%, 02/15/23	460,000	488,750

6.25%, 06/15/22	185,000	202,575

6.50%, 08/15/21	290,000	316,825

Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	370,000	402,838

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/21	600,000	656,250

Sr. Unsec. Gtd. Notes, 6.38%, 08/01/22(b)	85,000	92,438

		4,141,975

Other Diversified Financial Services–0.16%

Citigroup Inc., Series A, Jr. Sub. Global Notes, 5.95%(e)	185,000	189,163

	Principal Amount	Value

Packaged Foods & Meats–0.93%

Del Monte Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/15/19	$355,000	$365,650

Post Holdings Inc., Sr. Unsec. Gtd. Notes, 7.38%, 02/15/22(b)	430,000	463,325

Simmons Foods Inc., Sr. Sec. Notes, 10.50%, 11/01/17(b)	305,000	273,737

		1,102,712

Paper Packaging–0.51%

Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	575,000	610,937

Paper Products–0.76%

Boise Cascade LLC/Boise Cascade Finance Corp., Sr. Unsec. Notes, 6.38%, 11/01/20(b)	35,000	35,700

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/01/18	305,000	332,450

Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	365,000	389,637

NewPage Corp., Sr. Sec. Gtd. Global Notes, 11.38%, 12/31/14(c)	290,000	141,375

		899,162

Personal Products–0.36%

NBTY Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 10/01/18	380,000	431,300

Pharmaceuticals–0.06%

Endo Health Solutions Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 12/15/20	65,000	69,550

Real Estate Services–0.29%

CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	315,000	345,713

Regional Banks–1.32%

AmSouth Bancorp., Unsec. Sub. Deb., 6.75%, 11/01/25	105,000	108,150

Regions Financial Corp., Unsec. Sub. Notes, 7.38%, 12/10/37	625,000	678,125

Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	200,000	220,500

Unsec. Sub. Global Notes, 5.13%, 06/15/17	585,000	567,450

		1,574,225

Research & Consulting Services–0.45%

FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	370,000	395,900

Sr. Unsec. Gtd. Notes, 6.00%, 11/15/22(b)	130,000	133,575

		529,475

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Securities Fund

	Principal Amount	Value

Semiconductor Equipment–1.01%

Amkor Technology Inc., Sr. Unsec. Global Notes, 6.63%, 06/01/21	$240,000	$235,800

7.38%, 05/01/18	420,000	430,500

Sr. Unsec. Notes, 6.38%, 10/01/22(b)	60,000	57,300

Sensata Technologies B.V. (Luxembourg), Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(b)	445,000	471,700

		1,195,300

Semiconductors–0.73%

Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	416,000	452,400

Sr. Unsec. Gtd. Global Notes, 8.05%, 02/01/20	250,000	240,000

10.75%, 08/01/20	170,000	178,500

		870,900

Specialized Finance–4.06%

Air Lease Corp., Sr. Unsec. Global Notes, 5.63%, 04/01/17	460,000	483,000

Aircastle Ltd., Sr. Unsec. Global Notes, 6.75%, 04/15/17	615,000	654,975

7.63%, 04/15/20	150,000	164,438

Sr. Unsec. Notes, 6.25%, 12/01/19(b)	45,000	46,125

CIT Group Inc., Sr. Unsec. Global Notes, 4.25%, 08/15/17	190,000	195,700

5.00%, 08/15/22	255,000	268,706

5.25%, 03/15/18	515,000	547,831

Sr. Unsec. Notes, 5.00%, 05/15/17	75,000	78,938

5.50%, 02/15/19(b)	290,000	309,575

International Lease Finance Corp., Sr. Sec. Gtd. Notes, 7.13%, 09/01/18(b)	325,000	375,984

Sr. Unsec. Global Notes, 5.75%, 05/15/16	80,000	83,920

5.88%, 08/15/22	435,000	448,594

6.25%, 05/15/19	125,000	132,773

8.75%, 03/15/17	796,000	914,903

Sr. Unsec. Notes, 8.25%, 12/15/20	105,000	122,653

		4,828,115

Specialized REIT’s–0.94%

Host Hotels & Resorts L.P., Sr. Gtd. Global Notes, 6.00%, 11/01/20	305,000	336,262

Sr. Unsec. Global Notes, 5.25%, 03/15/22	215,000	236,231

MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	265,000	289,844

	Principal Amount	Value

Specialized REIT’s–(continued)

Omega Healthcare Investors, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/15/22	$235,000	$259,675

		1,122,012

Specialty Chemicals–0.76%

Ashland Inc., Sr. Unsec. Notes, 4.75%, 08/15/22(b)	95,000	97,850

Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	240,000	218,400

PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	540,000	586,575

		902,825

Specialty Stores–0.37%

Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	230,000	250,700

Sr. Unsec. Gtd. Notes, 7.75%, 11/01/18(b)	170,000	185,300

		436,000

Steel–0.62%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.75%, 02/25/22	110,000	114,738

Steel Dynamics Inc., Sr. Unsec. Gtd. Notes, 6.13%, 08/15/19(b)	340,000	359,550

United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/22	105,000	107,888

Sr. Unsec. Notes, 7.00%, 02/01/18	145,000	149,712

		731,888

Systems Software–0.28%

Allen Systems Group Inc., Sec. Gtd. Notes, 10.50%, 11/15/16 (Acquired 11/12/10-01/06/11; Cost $448,213) (b)	440,000	327,800

Technology Distributors–0.04%

Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19	50,000	52,625

Tires & Rubber–0.29%

Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19	310,000	349,525

Trading Companies & Distributors– 0.38%

Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/18	235,000	254,975

United Rentals North America Inc., Sr. Sec. Gtd. Notes, 5.75%, 07/15/18(b)	30,000	32,400

Sr. Unsec. Global Notes, 8.25%, 02/01/21	150,000	168,375

		455,750

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Securities Fund

	Principal Amount	Value

Trucking–1.78%

Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19	$710,000	$788,100

9.75%, 03/15/20	100,000	115,500

HDTFS Inc., Sr. Unsec. Gtd. Notes, 5.88%, 10/15/20(b)	20,000	20,650

6.25%, 10/15/22(b)	130,000	135,200

Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 6.75%, 04/15/19	215,000	233,275

7.38%, 01/15/21	500,000	546,250

7.50%, 10/15/18	250,000	275,000

		2,113,975

Wireless Telecommunication Services–5.60%

Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)	310,000	328,988

Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	910,000	948,675

Digicel Group Ltd. (Jamaica), Sr. Unsec. Notes, 8.25%, 09/30/20(b)	200,000	213,500

Digicel Ltd. (Bemuda), Sr. Unsec. Notes, 8.25%, 09/01/17(b)	495,000	532,125

MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes, 6.63%, 11/15/20	470,000	502,900

7.88%, 09/01/18	255,000	275,559

SBA Communications Corp., Sr. Unsec. Notes, 5.63%, 10/01/19(b)	205,000	211,150

Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	465,000	480,694

6.90%, 05/01/19	510,000	550,800

Sprint Nextel Corp., Sr. Unsec. Global Notes, 6.00%, 11/15/22	270,000	273,375

7.00%, 08/15/20	120,000	130,500

11.50%, 11/15/21	100,000	134,500

Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(b)	330,000	383,625

9.00%, 11/15/18(b)	260,000	321,100

VimpelCom (Russia), Unsec. Loan Participation Notes, 6.49%, 02/02/16(b)	200,000	212,940

7.75%, 02/02/21(b)	200,000	223,000

Wind Acquisition Finance S.A. (Italy), Sr. Sec. Gtd. Notes, 7.25%, 02/15/18(b)	200,000	200,500

11.75%, 07/15/17(b)	715,000	734,662

		6,658,593

Total U.S. Dollar Denominated Bonds and Notes (Cost $128,635,529)		105,470,814

		Principal Amount	Value

Non-U.S. Dollar Denominated Bonds & Notes–5.55%(f)

Apparel, Accessories & Luxury Goods–0.23%

Boardriders S.A. (United States), Sr. Unsec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	200,000	$274,406

Broadcasting–0.56%

Central European Media Enterprises Ltd. (Czech Republic), REGS, Jr. Sec. Gtd. Euro Notes, 11.63%, 09/15/16(b)	EUR	230,000	314,071

CET 21 spol sro (Czech Republic), Sr. Sec. Gtd. Notes, 9.00%, 11/01/17(b)	EUR	150,000	213,607

Polish Television Holding B.V. (Poland), Sr. Sec. Notes, 11.25%, 05/15/17(b)(g)	EUR	95,000	132,814

			660,492

Cable & Satellite–0.29%

Nara Cable Funding Ltd. (Spain), Sr. Sec. Gtd. Notes, 8.88%, 12/01/18(b)	EUR	175,000	221,898

Ono Finance II PLC (Spain), REGS, Sr. Unsec. Gtd. Euro Notes, 11.13%, 07/15/19(b)	EUR	100,000	116,720

			338,618

Casinos & Gaming–1.83%

Cirsa Funding Luxembourg S.A. (Spain), Sr. Unsec. Gtd. Notes, 8.75%, 05/15/18(b)	EUR	190,000	237,829

REGS, Sr. Unsec. Gtd. Euro Notes, 8.75%, 05/15/18(b)	EUR	280,000	350,484

Codere Finance Luxembourg S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 8.25%, 06/15/15(b)	EUR	290,000	301,716

REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 06/15/15(b)	EUR	280,000	291,312

Gala Group Finance PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.88%, 09/01/18(b)	GBP	235,000	386,847

Gateway Casinos & Entertainment Ltd. (Canada), Sec. Gtd. Notes, 8.88%, 11/15/17(b)	CAD	175,000	185,870

Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.63%, 07/25/22(b)	CAD	405,000	423,532

			2,177,590

Construction Materials–0.11%

Obrascon Huarte Lain S.A. (Spain), REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.63%, 03/15/20(b)	EUR	100,000	132,326

Construction Materials–0.20%

Spie BondCo 3 SCA (Luxembourg), REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 11.00%, 08/15/19(b)	EUR	170,000	236,561

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Securities Fund

	Principal Amount		Value

Distillers & Vintners–0.03%

CEDC Finance Corp. International Inc. (Poland), Sr. Sec. Gtd. Mortgage Notes, 8.88%, 12/01/16(b)	EUR	60,000	$39,990

Diversified Chemicals–0.26%

Kerling PLC (United Kingdom), Sr. Sec. Gtd. Notes, 10.63%, 02/01/17(b)	EUR	245,000	304,683

Food Retail–0.37%

R&R Ice Cream PLC (United Kingdom), Sr. Sec. Gtd. Notes, 8.38%, 11/15/17(b)	EUR	310,000	442,987

Health Care Technology–0.22%

Cegedim S.A. (France), Sr. Unsec. Euro Bonds, 7.00%, 07/27/15	EUR	200,000	260,750

Investment Banking & Brokerage–0.37%

Boparan Finance PLC (United Kingdom), REGS, Sr. Unsec. Gtd. Euro Notes, 9.75%, 04/30/18(b)	EUR	300,000	435,017

Metal & Glass Containers–0.14%

Greif Luxembourg Finance SCA (United States), REGS, Sr. Unsec. Gtd. Euro Medium-Term Notes, 7.38%, 07/15/21(b)	EUR	115,000	165,261

Multi-Sector Holdings–0.17%

Odeon & UCI Finco PLC (United Kingdom), Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(b)	GBP	125,000	206,971

Other Diversified Financial Services–0.25%

TVN Finance Corp II AB (Poland), Sr. Unsec. Gtd. Notes, 10.75%, 11/15/17(b)	EUR	210,000	301,781

Steel–0.11%

Schmolz + Bickenbach Luxembourg (Switzerland), S.A., Sr. Sec. Gtd. Notes, 9.88%, 05/15/19(b)	EUR	125,000	133,789

Tires & Rubber–0.13%

Goodyear Dunlop Tires Europe B.V. (United States), Sr. Unsec. Gtd. Notes, 6.75%, 04/15/19(b)	EUR	115,000	158,905

Wireless Telecommunication Services–0.28%

Matterhorn Mobile Holdings S.A. (Luxembourg), REGS, Sr. Sec. Gtd. Medium-Term Euro Notes, 8.25%, 02/15/20(b)	EUR	100,000	141,169

Wind Acquisition Finance S.A. (Italy), Sec. Gtd. Notes, 11.75%, 07/15/17(b)	EUR	140,000	187,532

			328,701

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $6,712,772)			6,598,828

	Shares	Value

Preferred Stocks–2.29%

Automobile Manufacturers–0.29%

General Motors Co., Series B, $2.38 Conv. Pfd.	8,400	$339,948

Consumer Finance–0.30%

Ally Financial, Inc., Series G, 7.00% Pfd.(b)	362	352,475

Diversified Banks–0.26%

Royal Bank of Scotland PLC (The) (United Kingdom), Series T, 7.25% Jr. Sub. Pfd	12,575	302,932

Industrial REIT’s–0.09%

DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.	4,125	111,169

Multi-Line Insurance–0.49%

Hartford Financial Services Group Inc. 7.88% Jr. Sub. Pfd.	21,080	587,499

Regional Banks–0.73%

Zions Bancorp, Series C, 9.50% Pfd.	33,400	870,070

Tires & Rubber–0.13%

Goodyear Tire & Rubber Co. (The) $2.94 Conv. Pfd.	3,390	152,347

Total Preferred Stocks (Cost $2,697,508)		2,716,440

Common Stocks & Other Equity Interests–0.23%

Automobile Manufacturers–0.23%

General Motors Co.(h)(i)	4,937	127,770

General Motors Co. -Wts. expiring 07/10/16(h)(i)	4,490	75,073

General Motors Co. -Wts. expiring 07/10/19(h)(i)	4,490	47,459

Motors Liquidation Co. GUC Trust (i)	1,240	24,149

Total Common Stocks & Other Equity Interests (Cost $403,199)		274,451

Money Market Funds–2.85%

Liquid Assets Portfolio–Institutional Class (j)	1,693,823	1,693,823

Premier Portfolio –Institutional Class (j)	1,693,823	1,693,823

Total Money Market Funds (Cost $3,387,646)		3,387,646

TOTAL INVESTMENTS–99.69% (Cost $141,836,654)		118,448,179

OTHER ASSETS LESS LIABILITIES–0.31%		363,937

NET ASSETS–100.00%	$	118,812,116

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Securities Fund

Investment Abbreviations:

CAD	—	Canadian Dollar	PIK	—	Payment in Kind

Conv.	—	Convertible	REGS	—	Regulation S

Ctfs.	—	Certificates	REIT	—	Real Estate Investment Trust

Deb.	—	Debentures	Sec.	—	Secured

EUR	—	Euro	Sr.	—	Senior

GBP	—	British Pound	Sub.	—	Subordinated

Gtd.	—	Guaranteed	Unsec.	—	Unsecured

Jr.	—	Junior	Wts.	—	Warrants

Pfd.	—	Preferred

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2012 was $37,431,016, which represented 31.50% of the Fund’s Net Assets.

(c)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2012 was $733,875, which represented less than 1.00% of the Fund’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.

(e)	Perpetual bond with no specified maturity date.

(f)	Foreign denominated security. Principal amount is denominated in currency indicated.

(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(h)	Acquired as part of the General Motors reorganization.

(i)	Non-income producing security.

(j)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board

Invesco High Yield Securities Fund

A.	Security Valuations – (continued)

of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.

Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to

Invesco High Yield Securities Fund

E.	Foreign Currency Contracts – (continued)

acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities

Invesco High Yield Securities Fund

F.	Swap Agreements – (continued)

having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

G.	Other Risks – The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.
H.	Leverage Risks – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$6,001,913	$376,624	$—	$6,378,537
Corporate Debt Securities	—	105,470,814	0	105,470,814
Foreign Corporate Debt Securities	—	6,598,828	—	6,598,828
	$6,001,913	$112,446,266	$0	$118,448,179
Foreign Currency Contracts*	—	(90,721)	—	(90,721)
Swap Agreements*	—	8,562	—	8,562
Total Investments	$6,001,913	$112,364,107	$0	$118,366,020
*	Unrealized appreciation (depreciation).

Invesco High Yield Securities Fund

NOTE 3 — Derivative Investments

Foreign Currency Contract and Swap Agreements at Period-End

Open Foreign Currency Contracts

Settlement Date		Contract to					Unrealized
	Counterparty	Deliver		Receive		Notional Value	Appreciation (Depreciation)
02/08/2013	RBC Dain Rausch	EUR	3,759,000	USD	4,801,220	$4,891,941	$(90,721)

Closed Foreign Currency Contracts

Closed Date		Contract to
	Counterparty	Deliver		Receive		Notional Value	Realized Gain (Loss)
11/19/2012	Morgan Stanley	EUR	401,000	USD	512,181	$513,552	$(1,371)
Total foreign currency contracts							$(92,092)
Currency Abbreviations:

EUR — Euro

USD — U.S. Dollar

Open Credit Default Swap Agreements

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread (a)	Notional Value	Upfront Payments	Unrealized Appreciation
JPMorgan Chase Bank, N.A.	CDS MGM Resorts International	Sell	5.00%	06/20/2017	5.71%	$340,000	$18,184	$8,562
(a)	Implied credit spreads represent the current level as of November 30, 2012 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2012 was $46,255,942 and $43,027,675, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$6,400,792
Aggregate unrealized (depreciation) of investment securities	(31,052,003)
Net unrealized appreciation (depreciation) of investment securities	$(24,651,211)
Cost of investments for tax purposes is $143,099,390.

Invesco High Yield Securities Fund

NOTE 5 — Subsequent Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco High Yield Securities Fund (the “Fund”) would transfer all of its assets and liabilities to Invesco High Yield Fund (the “Acquiring Fund”).

The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2013. Upon closing of the reorganization, shareholders of the Fund will receive a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund will liquidate and cease operations.

Invesco High Yield Securities Fund

Invesco Limited Maturity Treasury Fund
Quarterly Schedule of Portfolio Holdings November 30, 2012

invesco.com/us	LTD-QTR-1 11/12	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2012

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities–100.06%

U.S. Treasury Notes–98.06%

U.S. Treasury Notes	0.50%	10/15/13	$6,800	$6,818,357

U.S. Treasury Notes	0.25%	10/31/13	8,600	8,604,422

U.S. Treasury Notes	2.75%	10/31/13	950	972,013

U.S. Treasury Notes	0.25%	11/30/13	12,000	12,006,219

U.S. Treasury Notes	0.25%	01/31/14	10,000	10,003,704

U.S. Treasury Notes	0.25%	02/28/14	7,900	7,902,958

U.S. Treasury Notes	0.25%	03/31/14	8,000	8,003,029

U.S. Treasury Notes	0.25%	04/30/14	4,700	4,701,799

U.S. Treasury Notes (a)	0.25%	05/31/14	4,700	4,701,084

U.S. Treasury Notes	0.13%	07/31/14	600	598,831

U.S. Treasury Notes	0.25%	08/31/14	400	400,035

U.S. Treasury Notes	2.50%	04/30/15	5,900	6,213,064

U.S. Treasury Notes	2.13%	05/31/15	9,300	9,722,295

U.S. Treasury Notes	1.75%	07/31/15	1,400	1,453,298

U.S. Treasury Notes	1.25%	08/31/15	400	410,229

U.S. Treasury Notes	0.25%	09/15/15	900	898,406

U.S. Treasury Notes	1.25%	10/31/15	9,400	9,650,723

U.S. Treasury Notes	2.00%	01/31/16	2,400	2,524,041

U.S. Treasury Notes	1.00%	08/31/16	8,000	8,169,876

U.S. Treasury Notes	1.00%	10/31/16	100	102,155

U.S. Treasury Notes	0.88%	12/31/16	3,000	3,048,586

				106,905,124

U.S. Treasury Inflation—Indexed Bonds–2.00%
U.S. Treasury Inflation Indexed Bonds (b)	0.13%	04/15/17	2,038	2,186,543

TOTAL INVESTMENTS–100.06% (Cost $108,791,151)				109,091,667

OTHER ASSETS LESS LIABILITIES–—(0.06)%				(67,054)

NET ASSETS–100.00%				$109,024,613

Notes to Schedule of Investments:

(a)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1C and Note 3.
(b)	Principal amount of security and interest payments are adjusted for inflation.

See accompanying notes which are an integral part of this schedule.

Invesco Limited Maturity Treasury Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2012

(Unaudited)

NOTE 1—Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield (for debt obligations), quality, coupon rate (for debt obligations), maturity (for debt obligations), type of issue, individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with

Invesco Limited Maturity Treasury Fund

C.	Futures Contracts – (continued)

futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

D.	Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.

Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
U.S. Treasury Securities	$—	$109,091,667	$—	$109,091,667
Futures*	(2,383)	—	—	(2,383)
Total Investments	$(2,383)	$109,091,667	$—	$109,089,284

*	Unrealized appreciation (depreciation).

NOTE 3—Derivative Investments

Open Futures Contracts
Short Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Notes	18	March-2013	$(2,244,938)	$(2,383)

Invesco Limited Maturity Treasury Fund

NOTE 4—Investment Securities

The aggregate amount of long-term U.S. government obligations purchased and sold by the Fund during the nine months ended November 30, 2012 was $39,716,307 and $51,667,079, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$276,919
Aggregate unrealized (depreciation) of investment securities	(13,824)
Net unrealized appreciation of investment securities	$263,095
Cost of investments for tax purposes is $108,828,572.

Invesco Limited Maturity Treasury Fund

Invesco Money Market Fund Quarterly Schedule of Portfolio Holdings November 30, 2012

invesco.com/us	MKT-QTR-1 11/12	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2012

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper–46.90%(a)

Asset-Backed Securities - Commercial Loans/Leases–0.89%

Atlantis One Funding Corp. (b)(c)	0.46%	03/06/13	$12,000	$11,985,433

Asset-Backed Securities - Consumer Receivables–6.49%

Barton Capital LLC (b)	0.40%	02/04/13	18,000	17,987,000

Old Line Funding, LLC (b)	0.33%	01/14/13	21,000	20,991,530

Old Line Funding, LLC (b)	0.32%	04/15/13	9,000	8,989,200

Thames Asset Global Securitization No. 1, Inc. (b)(c)	0.31%	12/03/12	7,600	7,599,869

Thunder Bay Funding, LLC (b)	0.35%	01/08/13	31,500	31,488,363

				87,055,962

Asset-Backed Securities - Fully Supported–0.97%

Kells Funding LLC (CEP-Federal Republic of Germany) (b)(c)	0.33%	05/15/13	13,000	12,980,338

Asset-Backed Securities - Fully Supported Bank–3.58%

Cancara Asset Securitisation Ltd./LLC (CEP-Lloyds TSB Bank PLC) (b)(c)	0.22%	12/03/12	40,000	39,999,511

Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (b)(c)	0.21%	12/21/12	8,000	7,999,067

				47,998,578

Asset-Backed Securities - Multi-Purpose–4.85%

Mont Blanc Capital Corp. (b)(c)	0.28%	02/05/13	45,000	44,976,900

Regency Markets No. 1 LLC (c)	0.27%	01/15/13	20,000	19,993,250

				64,970,150

Asset-Backed Securities - Securities–1.79%

Scaldis Capital Ltd./LLC (b)(c)	0.32%	01/18/13	24,000	23,989,760

Diversified Banks–15.14%

Bank of Montreal (c)	0.32%	12/03/12	20,000	19,999,645

Caisse de Depots et Consignations (b)(c)	0.26%	01/18/13	18,000	17,993,760

ING (US) Funding LLC (c)	0.35%	12/12/12	17,000	16,998,182

Mizuho Funding, LLC (b)(c)	0.26%	01/02/13	20,000	19,995,378

Rabobank USA Financial Corp. (c)	0.41%	02/01/13	25,000	24,982,347

Societe Generale North America, Inc. (c)	0.36%	12/18/12	27,000	26,995,410

Standard Chartered Bank (b)(c)	0.50%	01/09/13	17,000	16,990,792

Standard Chartered Bank (b)(c)	0.28%	02/04/13	9,000	8,995,450

Sumitomo Mitsui Banking Corp. (c)	0.24%	01/18/13	50,000	49,984,000

				202,934,964

Household Products–0.97%

Reckitt Benckiser Treasury Services PLC (b)(c)	0.45%	05/10/13	13,000	12,974,000

Regional Banks–12.22%

ASB Finance Ltd. (b)(c)	0.31%	12/10/12	17,000	17,000,000

Banque et Caisse d’Epargne de l’Etat (c)	0.30%	12/27/12	9,400	9,397,963

Banque et Caisse d’Epargne de l’Etat (c)	0.31%	01/25/13	19,800	19,790,622

Commonwealth Bank of Australia (b)(c)	0.40%	01/07/13	20,000	19,991,778

HSBC Bank PLC (b)(c)	0.37%	02/01/13	9,000	8,994,265

HSBC USA Inc. (c)	0.28%	12/27/12	30,740	30,733,784

HSBC USA Inc. (c)	0.25%	02/11/13	1,000	999,500

HSBC USA Inc. (c)	0.30%	04/01/13	10,000	9,989,917

See accompanying notes which are an integral part of this schedule.

        Invesco Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Regional Banks–(continued)

Nationwide Building Society (b)(c)	0.52%	02/06/13	$12,000	$11,988,387

Nationwide Building Society (b)(c)	0.35%	04/26/13	5,000	4,992,903

PNC Bank, N.A.	0.35%	01/08/13	30,000	29,988,916

				163,868,035

Total Commercial Paper (Cost $628,757,220)				628,757,220

Certificates of Deposit–12.90%

Bank of Montreal (c)	0.35%	12/14/12	15,000	15,000,000

Bank of Nova Scotia (c)(d)	0.31%	04/30/13	26,000	26,000,000

Landesbank Hessen-Thurin (c)	0.42%	01/10/13	16,000	16,000,000

Norinchukin Bank (The) (c)	0.28%	01/08/13	25,000	25,000,000

Royal Bank of Canada (c)(d)	0.40%	12/04/13	20,000	20,000,000

Standard Chartered Bank (c)	0.35%	01/11/13	40,000	40,000,000

Toronto-Dominion Bank (c)	0.27%	05/20/13	31,000	31,000,000

Total Certificates of Deposit (Cost $173,000,000)				173,000,000

Medium-Term Notes–11.13%

General Electric Capital Corp.,
Series A, Sr. Unsec. Medium-Term Global Notes	5.45%	01/15/13	15,000	15,091,642

Sr. Unsec. Medium-Term Global Notes	2.80%	01/08/13	10,795	10,819,897

Sr. Unsec. Medium-Term Global Notes	5.00%	02/01/13	15,181	15,300,417

Sr. Unsec. Medium-Term Notes (c)	4.25%	01/31/13	5,000	5,031,888

HSBC Bank, PLC, Sr. Unsec. Floating Rate Medium-Term Notes (b)(c)(d)	0.72%	01/18/13	15,300	15,308,983

Royal Bank of Canada, Sr. Unsec. Medium-Term Notes (b)(c)	0.46%	11/29/13	25,000	25,000,000

Toyota Motor Credit Corp., Sr. Unsec. Medium-Term Notes (c)(d)	0.89%	01/15/13	38,500	38,501,740

U.S. Bancorp., Sr. Unsec. Medium-Term Notes	2.00%	06/14/13	9,136	9,219,013

Wells Fargo Bank NA, Unsec. Medium-Term Notes (d)	0.43%	12/20/13	15,000	15,000,000

Total Medium-Term Notes (Cost $149,273,580)				149,273,580

Variable Rate Demand Notes–10.22%(e)

Credit Enhanced–10.22%

A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (f)	0.21%	06/01/29	2,685	2,685,000

Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	0.17%	08/01/35	15,305	15,305,000

Allegheny (County of), Pennsylvania Industrial Development Authority (Eleven Parkway Center Associates); Series 1992, Ref. VRD Commercial Development RB (LOC-PNC Bank, N.A.) (f)	0.18%	12/15/12	505	505,000

Augusta (City of), Georgia Housing Authority (Westbury Creek Apartments); Series 2003 A, Ref. VRD MFH RB (CEP-FNMA)	0.17%	05/15/33	1,895	1,895,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.) (f)	0.20%	12/01/28	1,200	1,200,000

Burnsville (City of), Minnesota (Bridgeway Apartments LP); Series 2003, Ref. VRD MFH RB (CEP-FNMA)	0.18%	10/15/33	1,175	1,175,000

Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (f)	0.21%	07/01/38	4,400	4,400,000

Crawford (County of), Pennsylvania Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC-PNC Bank, N.A.) (f)	0.18%	11/01/39	2,000	2,000,000

Florida (State of) Housing Finance Agency (Caribbean Key Apartments); Series 1996 F, VRD RB (CEP-FNMA)	0.19%	06/01/26	1,070	1,070,000

Fort Wayne (City of), Indiana (University of Saint Francis); Series 2008, VRD Economic Development RB (LOC-JPMorgan Chase Bank N.A.) (f)	0.18%	08/01/28	1,530	1,530,000

Franklin (County of), Georgia Industrial Building Authority (Fieldale Farms Corp.); Series 2004, VRD Taxable IDR (LOC-Rabobank Nederland) (c)(f)	0.20%	09/01/14	4,400	4,400,000

See accompanying notes which are an integral part of this schedule.

        Invesco Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

Hart Family Holdings LLC; VRD Taxable Option Notes (LOC-FHLB of Dallas) (f)	0.19%	12/01/31	$15,535	$15,535,000

Illinois (State of) Finance Authority (Cultural Pooled Financing Program); Series 1985, VRD RB (LOC-JPMorgan Chase Bank N.A.) (f)	0.20%	12/01/25	1,100	1,100,000

Illinois (State of) Finance Authority (Metform, LLC); Series 2004, VRD IDR (LOC-Bank of America, N.A.) (f)	0.55%	05/01/14	1,700	1,700,000

Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.17%	06/01/37	1,000	1,000,000

Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago); Series 2009 C, VRD RB (LOC-Northern Trust Co.) (f)	0.17%	04/01/39	2,170	2,170,000

Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD MFH RB (LOC-FHLB of Indianapolis) (f)	0.19%	12/01/39	975	975,000

Jackson (Township of), Pennsylvania Industrial Development Authority (Regupol America LLC); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (f)	0.20%	12/01/34	500	500,000

Kansas (State of) Development Finance Authority (Oak Ridge Park Phase I Apartments); Series 2009 D, Ref. VRD MFH RB (CEP-FHLMC)	0.18%	04/01/44	2,990	2,990,000

King George (County of) Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC-JPMorgan Chase Bank N.A.) (b)(f)	0.19%	09/01/21	1,100	1,100,000

M3 Realty, LLC; Series 2007, VRD RN (LOC-General Electric Capital Corp.) (b)(f)	0.35%	01/01/33	4,200	4,200,000

Maryland (State of) Economic Development Corp. (Associated Catholic Charities, Inc. Facility); Series 2004, VRD RB (LOC-PNC Bank, N.A.) (f)	0.17%	10/01/29	3,920	3,920,000

Missouri (State of) Dev Fin Board (Missouri Assn of Muni Utilities Lease Fincg); Ser 2006 A, Commercial Paper Lease RN (LOC-U.S. Bank, N.A.) (f)	0.20%	12/05/12	5,000	5,000,000

Montgomery (County of), Pennsylvania Industrial Development Authority (Friends’ Central School Corp.); Series 2002, VRD School RB (LOC-Wells Fargo Bank, N.A.) (f)	0.18%	03/01/32	1,100	1,100,000

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC-Wells Fargo Bank, N.A.) (f)	0.17%	01/01/18	9,040	9,040,000

New York (City of), New York Housing Development Corp. (155 West 21st Street Development); Series 2007 B, VRD Taxable MFH Rental RB (CEP-FNMA)	0.19%	11/15/37	5,800	5,800,000

Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.) (f)	0.21%	12/01/27	6,145	6,145,000

Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.17%	12/01/37	5,500	5,500,000

Orange (County of), Florida Housing Finance Authority (Post Fountains at Lee Vista); Series 1997 E, Ref. VRD MFH RB (CEP-FNMA)	0.18%	06/01/25	1,000	1,000,000

Pennsylvania (State of) Economic Development Financing Authority (Glade Run Lutheran Services); Series 2000 E-1, VRD RB (LOC-PNC Bank, N.A.) (f)	0.18%	09/01/15	800	800,000

Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.) (f)	0.17%	11/01/29	800	800,000

Saint Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, LP); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)	0.18%	10/01/33	7,675	7,675,000

Saint Paul (City of), Minnesota Port Authority; Series 2009-11 DD, Ref. VRD District Cooling RB (LOC-Deutsche Bank AG) (c)(f)	0.20%	03/01/29	820	820,000

Series 2009-5 O, VRD District Heating RB (LOC-Deutsche Bank AG) (c)(f)	0.20%	12/01/28	1,800	1,800,000

Series 2009-6 P, VRD District Heating RB (LOC-Deutsche Bank AG) (c)(f)	0.22%	12/01/28	885	885,000

Series 2009-7 Q, Ref. VRD District Heating RB (LOC-Deutsche Bank AG) (c)(f)	0.20%	12/01/28	985	985,000

Tucson (City of), Arizona Industrial Development Authority (La Entrada Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.18%	07/15/31	1,750	1,750,000

USTA National Tennis Center, Inc.; Series 2009, VRD Taxable RB (LOC-JPMorgan Chase Bank N.A.) (f)	0.20%	11/15/24	4,600	4,600,000

Washington (State of) Housing Finance Commission (Lake Washington Apartments); Series 1996, VRD Multifamily Mortgage RB (LOC-U.S. Bank, N.A.) (f)	0.18%	10/01/26	4,300	4,300,000

Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.19%	02/01/34	7,600	7,600,000

Total Variable Rate Demand Notes (Cost $136,955,000)				136,955,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–81.15% (Cost $1,087,985,800)				1,087,985,800

See accompanying notes which are an integral part of this schedule.

        Invesco Money Market Fund

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements–18.62%(g)

BNP Paribas Securities Corp., Joint agreement dated 11/30/12, aggregate maturing value $200,004,000 (collateralized by U.S. Government sponsored agency obligations valued at $204,000,001; 2.00%-7.00%, 08/15/23-09/15/53)	0.24%	12/03/12	$50,001,000	$50,000,000

Credit Suisse Securities (USA) LLC, Joint agreement dated 11/30/12, aggregate maturing value of $300,007,000 (collateralized by Corporate obligations valued at $315,005,626; 0%-12.00%, 04/01/13-08/01/66) (c)	0.28%	12/03/12	45,001,050	45,000,000

HSBC Securities (USA) Inc., Joint agreement dated 11/30/12, aggregate maturing value $600,012,000 (collateralized by U.S. Government sponsored agency obligations valued at $612,002,130; 3.00%-6.50%, 08/01/22-12/01/42)	0.24%	12/03/12	80,001,600	80,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc., Joint agreement dated 11/30/12, aggregate maturing value $500,009,583 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,000; 2.16%-4.50%, 07/01/22-12/01/42)	0.23%	12/03/12	50,000,958	50,000,000

Societe Generale, Joint agreement dated 11/30/12, aggregate maturing value $750,015,000 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,000; 3.00%-5.00%, 03/01/27-10/01/42)	0.24%	12/03/12	24,611,482	24,610,990

Total Repurchase Agreements (Cost $249,610,990)				249,610,990

TOTAL INVESTMENTS(h)(i)–99.77% (Cost $1,337,596,790)				1,337,596,790

OTHER ASSETS LESS LIABILITIES)–0.23%				3,046,330

NET ASSETS–100.00%				$1,340,643,120

Investment Abbreviations:

CEP	—	Credit Enhancement Provider	MFH	—	Multi-Family Housing
FHLB	—	Federal Home Loan Bank	RB	—	Revenue Bonds
FHLMC	—	Federal Home Loan Mortgage Corp.	Ref.	—	Refunding
FNMA	—	Federal National Mortgage Association	RN	—	Revenue Notes
GO	—	General Obligation	Sr.	—	Senior
IDR	—	Industrial Development Revenue Bonds	Unsec.	—	Unsecured
LOC	—	Letter of Credit	VRD	—	Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2012 was $414,512,667, which represented 30.92% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 17.6%; Japan: 10.6%; Canada: 10.2%; Netherlands: 7.7%; other countries less than 5% each: 16.0%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1D.
(h)	Also represents cost for federal income tax purposes.
(i)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

See accompanying notes which are an integral part of this schedule.

        Invesco Money Market Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2012

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Repurchase Agreements – The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

        Invesco Money Market Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Short-Term Investments	$--	$1,337,596,790	$--	$1,337,596,790

        Invesco Money Market Fund

Invesco Municipal Bond Fund
Quarterly Schedule of Portfolio Holdings November 30, 2012

invesco.com/us	MBD-QTR-1 11/12	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2012

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–99.03%

Alabama–0.57%

Auburn University; Series 2011 A, General Fee RB	5.00%	06/01/36	$1,000	$1,188,320

Birmingham (City of) Special Care Facilities Financing Authority (Children’s Hospital); Series 2009, Health Care Facility RB (INS-AGC) (a)	6.00%	06/01/39	1,000	1,229,000

University of Alabama; Series 2004 A, General RB (INS-NATL) (a)	5.00%	07/01/29	1,000	1,057,400

				3,474,720

Alaska–1.00%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB	5.00%	10/01/40	1,250	1,435,937

Series 2011 A, RB	5.50%	10/01/41	3,000	3,594,990

Southeast Alaska Power Agency; Series 2009, Ref. Electric RB (INS-AGC) (a)	5.38%	06/01/28	1,025	1,063,807

				6,094,734

Arizona–1.65%

Apache (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2012 A, PCR	4.50%	03/01/30	3,200	3,398,880

Goodyear (City of); Series 2010, Sub. Lien Water & Sewer RB	5.63%	07/01/39	1,000	1,140,120

Phoenix (City of) Industrial Development Authority (Great Hearts Academies); Series 2012, Education RB	6.30%	07/01/42	250	274,387

Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.25%	06/01/34	2,000	2,293,940

Yavapai (County of) Industrial Development Authority (Northern Arizona Healthcare System); Series 2011, Ref. Hospital Facility RB	5.25%	10/01/25	1,000	1,216,520

Series 2011, Ref. Hospital Facility RB	5.25%	10/01/26	500	606,050

Yuma Municipal Property Corp.; Series 2007 D, Municipal Facilities RB (INS-SGI) (a)	5.00%	07/01/24	1,000	1,128,110

				10,058,007

Arkansas–0.82%

Arkansas State University (Jonesboro Campus); Series 2009, Housing System RB (INS-AGM) (a)	5.00%	03/01/34	1,825	2,091,505

Little Rock (City of); Series 2009, Library Construction & Improvement Limited Tax GO Bonds	4.60%	03/01/24	1,495	1,765,400

University of Arkansas (Fayetteville Campus); Series 2011 A, Various Facility RB	4.63%	11/01/36	1,000	1,137,640

				4,994,545

California–7.28%

Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2011 A, RB	5.38%	10/01/36	735	888,483

Big Bear Lake (City of); Series 1996, Ref. Water RB (INS-NATL) (a)	6.00%	04/01/22	2,000	2,393,240

California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010, RB (INS-AGM) (a)	5.25%	07/01/38	500	550,320

California (State of) Health Facilities Financing Authority (The Episcopal Home); Series 2010 B, RB (b)(c)	5.50%	02/01/20	1,000	1,121,350

California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB	5.00%	01/01/28	1,525	1,762,671

Series 2011, RB	5.75%	01/01/33	450	540,036

California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2008, RB (INS-Cal-Mortgage) (a)	5.75%	08/15/38	500	564,205

California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012, Floating Rate RB (c)(d)	1.11%	05/01/17	2,000	2,000,000

California (State of); Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/40	250	301,945

Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/41	1,000	1,157,970

Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	1,000	1,164,860

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Bond Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Series 2012 B, Ref. Floating Rate Unlimited Tax GO Bonds (d)	1.28%	05/01/20	$2,000	$2,000,000

Corona-Norco Unified School District (Election of 2006); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(e)	0.00%	08/01/39	1,000	290,970

El Centro (City of) Financing Authority; Series 2006 A, Wastewater RB (INS-AGM) (a)	5.00%	10/01/26	2,000	2,289,580

Folsom (City of) Public Financing Authority; Series 2007 A, Special Tax RB (INS- AMBAC) (a)	5.00%	09/01/28	1,000	1,041,080

Hacienda La Puente Unified School District Facilities Financing Authority (Unified School District GO Bond Program); Series 2007, RB (INS-AGM) (a)	5.00%	08/01/26	2,000	2,505,360

Hayward Unified School District (Election of 2008); Series 2010 A, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(e)	0.00%	08/01/34	1,500	515,955

Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/31	1,500	1,795,245

Los Angeles Unified School District (Election of 2002); Series 2007 B, Unlimited Tax GO Bonds (INS-AMBAC) (a)	4.50%	07/01/26	2,000	2,257,820

Norco (City of) Financing Authority; Series 2009, Ref. Enterprise RB (INS-AGM) (a)	5.63%	10/01/34	1,500	1,749,225

Oceanside Unified School District; Series 2009 A, Unlimited Tax GO Bonds (INS-AGC) (a)	5.25%	08/01/33	775	884,120

Palomar Pomerado Health (Election of 2004); Series 2005 A, Unlimited Tax GO Bonds (INS-AMBAC) (a)	5.00%	08/01/26	1,080	1,184,933

Placentia-Yorba Linda Unified School District (Election of 2008); Series 2011 D, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/35	1,500	544,920

Redlands Unified School District (Election of 2008); Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	07/01/25	1,415	1,635,047

Redondo Beach Unified School District (Election of 2008); Series 2008 A, Unlimited Tax GO Bonds (INS-AGM) (a)	5.13%	08/01/37	2,000	2,188,660

Regents of the University of California; Series 2009 O, General RB	5.25%	05/15/39	500	598,155

Series 2012 G, Limited Project RB	5.00%	05/15/37	1,000	1,200,550

Sacramento (County of); Series 2009 B, Sr. Airport System RB (INS-AGC) (a)	5.50%	07/01/34	1,500	1,774,845

San Bernardino Community College District (Election of 2002); Series 2008 A, Unlimited Tax GO Bonds	6.50%	08/01/28	525	656,607

San Diego Unified School District; Series 2012 R-1, Unlimited Tax CAB GO Bonds (e)	0.00%	07/01/30	3,000	1,435,650

San Joaquin (County of) Transportation Authority (Measure K); Series 2011 A, Limited Sales Tax RB	5.25%	03/01/31	1,500	1,807,680

Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/26	1,250	750,712

Western Riverside (County of) Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS-AGC) (a)	5.50%	09/01/34	1,000	1,160,030

Yuba (County of) Levee Financing Authority; Series 2008 A, RB (INS-AGC) (a)	5.00%	09/01/33	1,500	1,712,670

				44,424,894

Colorado–0.93%

Colorado (State of) Water Resources & Power Development Authority (City of Fountain Electric, Water & Wastewater Utility Enterprise); Series 2009 A, Water Resource RB (INS-AGC) (a)	5.13%	12/01/30	400	462,436

Series 2009 A, Water Resource RB (INS-AGC) (a)	5.25%	12/01/38	525	603,404

Colorado Springs (City of); Series 2010 D-1, Utilities System RB	5.25%	11/15/33	1,000	1,276,440

Denver (City of) Health & Hospital Authority; Series 2004 A, Ref. Health Care RB (b)(c)	6.25%	12/01/14	750	837,142

Telluride (Town of); Series 2010, Ref. Excise Tax RB (INS-AGM) (a)	5.00%	12/01/36	1,000	1,174,370

University of Colorado; Series 2009 A, Enterprise System RB	5.25%	06/01/30	1,075	1,334,784

				5,688,576

Connecticut–1.66%

Area Cooperative Educational Services (Staff Development/Administration Facility); Series 1999, Unlimited Tax GO Bonds (INS-ACA) (a)	5.63%	07/15/19	1,060	1,060,382

Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA) (a)(f)	6.60%	07/01/24	1,000	1,001,830

Connecticut (State of) Development Authority (The Connecticut Light & Power Co.); Series 2011 A, Ref. PCR	4.38%	09/01/28	1,000	1,117,770

Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2011 A, RB	5.00%	07/01/26	1,000	1,147,110

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Bond Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Connecticut–(continued)

Connecticut (State of) Health & Educational Facilities Authority (Quinnipiac University); Series 2007 J, RB (INS-NATL) (a)	5.75%	07/01/33	$1,000	$1,186,490

Connecticut (State of) Health & Educational Facilities Authority (Western Connecticut Health Network); Series 2011 M, RB	5.38%	07/01/41	1,000	1,167,450

Harbor Point Infrastructure Improvement District (Harbor Point); Series 2010 A, Special Obligation Tax Allocation RB	7.88%	04/01/39	3,000	3,468,120

				10,149,152

Delaware–0.20%

Delaware (State of) Economic Development Authority (Delmarva Power & Light Co.); Series 2010, Ref. Gas Facilities RB	5.40%	02/01/31	1,050	1,196,990

District of Columbia–0.21%

District of Columbia (National Public Radio, Inc.); Series 2010 A, RB	5.00%	04/01/43	1,205	1,298,122

Florida–6.49%

Bartow (City of); Series 2006, Ref. Water & Sewer System RB (INS-NATL) (a)	4.25%	10/01/29	5,000	5,146,900

Broward (County of); Series 2009 A, Water & Sewer Utility RB	5.13%	10/01/28	1,500	1,792,995

Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/20	2,515	2,983,922

Crossings at Fleming Island Community Development District; Series 2000 B, Ref. Special Assessment RB (INS-NATL) (a)	5.80%	05/01/16	745	746,758

Florida (State of) Higher Educational Facilities Financial Authority (Rollins College); Series 2010, RB	4.75%	12/01/30	2,000	2,274,040

Series 2010, RB	5.00%	12/01/37	2,250	2,546,662

Jacksonville (City of) (Better Jacksonville); Series 2012 A, Ref. Sales Tax RB	5.00%	10/01/30	1,300	1,562,327

Jacksonville (City of) Health Facilities Authority (Ascension Health Credit Group); Series 2002 A, RB	5.25%	11/15/32	1,450	1,469,140

Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.50%	11/15/42	1,500	1,691,445

Miami (City of); Series 2009, Ref. Parking System RB (INS-AGC) (a)	5.00%	10/01/34	500	555,660

Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds	5.38%	07/01/29	1,000	1,176,080

Miami-Dade (County of) (Jackson Health System); Series 2009, Public Facilities RB (INS-AGC) (a)	5.63%	06/01/34	1,000	1,131,010

Series 2009, Public Facilities RB (INS-AGC) (a)	5.75%	06/01/39	775	878,571

Miami-Dade (County of) (Miami International Airport); Series 2000 B, Aviation RB (INS-NATL) (a)	5.75%	10/01/29	2,000	2,004,960

Series 2010 A, Aviation RB	5.38%	10/01/35	1,105	1,293,734

Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2012 A, RB	5.00%	04/01/42	1,000	1,160,650

Miami-Dade (County of); Series 2009 C, Professional Sports Franchise Facility Tax RB (INS-AGC) (a)	5.75%	10/01/39	550	644,870

Series 2010 B, Aviation RB (INS-AGM) (a)	5.00%	10/01/35	1,205	1,385,292

Series 2012, Transit System Sales Surtax RB	5.00%	07/01/31	4,000	4,777,960

Series 2012, Transit System Sales Surtax RB	5.00%	07/01/33	1,000	1,177,830

Series 2012 A, Ref. Sub. Special Obligation RB	5.00%	10/01/28	1,000	1,188,450

Palm Beach (County of) Health Facilities Authority (Bethesda Health Care System, Inc.); Series 2010 A, RB (INS-AGM) (a)	5.00%	07/01/30	625	709,006

Sunrise (City of); Series 1998, Ref. Utility System RB (INS-AMBAC) (a)	5.00%	10/01/28	1,150	1,292,221

				39,590,483

Georgia–3.64%

Atkinson & Coffee (Counties of) Joint Development Authority (SGC Real Estate Foundation II LLC); Series 2009, RB (INS-AGC) (a)	5.25%	06/01/34	1,000	1,147,610

Atlanta (City of); Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.25%	11/01/34	1,500	1,750,725

Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.38%	11/01/39	1,500	1,752,180

Series 2010 C, Ref. General Airport RB	5.25%	01/01/30	1,500	1,783,950

Series 2010 C, Ref. General Airport RB	6.00%	01/01/30	1,000	1,266,930

Series 2010 C, Ref. General Airport RB (INS-AGM) (a)	5.25%	01/01/30	1,500	1,785,150

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Bond Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–(continued)

DeKalb (County of) Private Hospital Authority (Children’s Healthcare of Atlanta, Inc.); Series 2009, RAC	5.00%	11/15/19	$600	$737,280

Gwinnett (County of) Hospital Authority (Gwinnett Hospital System, Inc.); Series 2007 D, RAC (INS-AGM) (a)	5.50%	07/01/34	1,000	1,161,010

Macon-Bibb (County of) Hospital Authority (Medical Center of Central Georgia, Inc.); Series 2009, RAC	5.00%	08/01/32	2,000	2,229,200

Medical Center Hospital Authority (Columbus Regional Healthcare System, Inc.); Series 2008, RAC (INS-AGC) (a)	6.38%	08/01/29	2,135	2,551,624

Richmond (County of) Hospital Authority (University Health Services, Inc.); Series 2009, RAC	5.25%	01/01/29	1,500	1,681,560

Savannah (City of) Economic Development Authority (SSU Community Development I, LLC); Series 2010, RB (INS-AGC) (a)	5.50%	06/15/35	1,020	1,198,847

Thomasville (City of) Hospital Authority (John D. Archbold Memorial Hospital, Inc.); Series 2010, RAC	5.13%	11/01/30	750	844,965

Valdosta (City of) & Lowndes (County of) Hospital Authority (South Medical Center); Series 2011 B, RB	5.00%	10/01/41	2,000	2,290,840

				22,181,871

Guam–0.20%

Guam (Territory of) Power Authority; Series 2010 A, RB (INS-AGM) (a)	5.00%	10/01/37	1,100	1,202,322

Idaho–0.13%

Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2008 B, Ref. RB	6.13%	12/01/28	655	803,168

Illinois–6.61%

Chicago (City of) (Cottage View Terrace Apartments); Series 2000 A, FHA/GNMA Collateralized MFH RB (CEP-GNMA) (f)	6.13%	02/20/42	1,465	1,467,740

Chicago (City of) (O’Hare International Airport); Series 2012 B, Ref. Sr. Lien General Airport RB (f)	5.00%	01/01/30	5,000	5,740,750

Chicago (City of) Park District; Series 2008 F, Limited Tax GO Bonds	5.50%	01/01/33	1,270	1,488,923

Chicago (City of); Series 2011 A, Sales Tax RB	5.00%	01/01/41	1,000	1,158,440

Illinois (State of) Department of Central Management Services; Series 1999, COP (INS-NATL) (a)	5.85%	07/01/19	1,750	1,756,982

Illinois (State of) Finance Authority (DePaul University); Series 2011 A, RB	6.00%	10/01/32	1,000	1,211,140

Illinois (State of) Finance Authority (Evangelical Hospitals); Series 1992 A, Ref. RB (b)	6.25%	04/15/22	1,000	1,315,560

Series 1992 C, RB (b)	6.25%	04/15/22	1,150	1,512,894

Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/42	1,500	1,742,175

Illinois (State of) Finance Authority (Northwestern University); Series 1997, Medium-Term RB (c)(d)	5.25%	11/01/14	1,000	1,094,420

Illinois (State of) Finance Authority (Resurrection Health Care); Series 1999 B, RB (INS-AGM) (a)	5.25%	05/15/29	3,000	3,259,050

Illinois (State of) Finance Authority (Robert Morris College); Series 2000, RB (INS-NATL) (a)	5.75%	06/01/20	1,305	1,308,419

Series 2000, RB (INS-NATL) (a)	5.80%	06/01/30	1,000	1,001,740

Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.); Series 2005, RB (INS-AGM) (a)	5.38%	03/01/35	1,000	1,140,780

Illinois (State of) Finance Authority (The Carle Foundation); Series 2011 A, RB	5.75%	08/15/34	1,000	1,215,740

Series 2011 A, RB (INS-AGM) (a)	6.00%	08/15/41	650	789,262

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2012 A, RB	5.00%	06/15/42	3,500	4,030,005

Illinois (State of) Municipal Electric Agency; Series 2006, Power Supply System RB (INS-NATL) (a)	5.00%	02/01/26	4,000	4,464,480

Northern Illinois University; Series 2011, Ref. Auxiliary Facilities System RB (INS-AGM) (a)	5.25%	04/01/28	2,000	2,273,820

Series 2011, Ref. Auxiliary Facilities System RB (INS-AGM) (a)	5.50%	04/01/26	2,000	2,331,980

				40,304,300

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Bond Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–3.40%

Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.00%	10/01/41	$1,000	$1,138,790

Indiana (State of) Municipal Power Agency; Series 2009 B, Power Supply System RB	5.75%	01/01/29	200	249,064

Indianapolis Local Public Improvement Bond Bank (Indianapolis Airport Authority); Series 2006 F, RB (INS-AMBAC) (a)(f)	5.00%	01/01/18	500	562,830

Indianapolis Local Public Improvement Bond Bank (Waterworks); Series 2009 A, RB (INS-AGC) (a)	5.25%	01/01/29	1,000	1,155,260

Monroe County Community 1996 School Building Corp.; Series 2009, First Mortgage RB (INS-AGM) (a)	5.25%	01/15/27	2,815	3,307,034

Noblesville (City of) Redevelopment Authority (146th Street Extension); Series 2006 A, Economic Development Lease Rental RB	5.25%	08/01/25	1,570	1,792,092

Petersburg (City of) (Indianapolis Power & Light Co.); Series 1993 B, Ref. PCR (INS-NATL) (a)	5.40%	08/01/17	9,850	11,445,405

Rockville School Building Corp.; Series 2006, First Mortgage RB (INS-AGM) (a)	5.00%	07/15/26	1,000	1,102,670

				20,753,145

Iowa–1.06%

Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB	5.50%	06/15/30	1,000	1,150,490

Series 2011, Hospital RB	5.63%	06/15/31	1,500	1,738,185

Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	1,200	1,261,692

Iowa (State of) Finance Authority (Iowa Health System); Series 2005, Health Facilities RB (INS-AGC) (a)	5.25%	02/15/29	2,000	2,300,120

				6,450,487

Kansas–0.38%

Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, Health Facilities RB	5.38%	03/01/29	1,000	1,154,990

Wyandotte (County of) & Kansas City (City of) Unified Government (Board of Public Utilities); Series 2012 A, Ref. Utility System RB	5.00%	09/01/32	1,000	1,192,700

				2,347,690

Kentucky–0.20%

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (a)	6.00%	12/01/33	1,070	1,212,278

Louisiana–4.18%

Caddo & Bossier (Parishes of) Port Commission; Series 2011, Ref. Utility RB	5.00%	04/01/34	550	629,920

East Baton Rouge (Parish of) Sewerage Commission; Series 2009 A, RB	5.25%	02/01/34	1,550	1,854,389

Jefferson (Parish of) Hospital Service District No. 1 (West Jefferson Medical Center); Series 2011 A, Ref. Hospital RB	6.00%	01/01/39	1,000	1,150,760

Series 2011 A, Ref. Hospital RB (INS-AGM) (a)	5.38%	01/01/31	400	452,260

Series 2011 A, Ref. Hospital RB (INS-AGM) (a)	6.00%	01/01/39	1,000	1,193,750

Jefferson (Parish of) Hospital Service District No. 2 (East Jefferson General Hospital); Series 2011, Ref. Hospital RB	6.25%	07/01/31	1,000	1,201,980

Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities-Housing & Parking); Series 2010, RB (INS-AGM) (a)	5.00%	10/01/25	1,000	1,167,040

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Capital Projects & Equipment Acquisitions Program); Series 2000, RB (INS-ACA) (a)	6.55%	09/01/25	4,860	5,462,689

Series 2000 A, RB (INS-AMBAC) (a)	6.30%	07/01/30	1,780	1,955,846

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Jefferson Parish); Series 2009 A, RB	5.38%	04/01/31	1,000	1,160,790

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, Airport RB (INS-AGC) (a)	5.50%	02/01/39	1,500	1,747,065

Louisiana (State of) Public Facilities Authority (Christus Health); Series 2009 A, Ref. RB	6.00%	07/01/29	1,600	1,908,608

Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB (c)	5.50%	05/15/26	1,010	1,394,568

St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB (c)(d)	4.00%	06/01/22	1,000	1,113,640

Terrebonne (Parish of); Series 2011 ST, Sales & Use Tax RB (INS-AGM) (a)	5.00%	04/01/31	2,645	3,099,543

				25,492,848

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Bond Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Maryland–0.65%

Maryland (State of) Health & Higher Educational Facilities Authority (Carroll Hospital); Series 2012 A, RB	5.00%	07/01/37	$1,500	$1,695,555

Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2011, RB	5.00%	08/15/41	2,000	2,277,340

				3,972,895

Massachusetts–3.35%

Boston (City of) Water & Sewer Commission; Series 1993 A, Sr. RB (INS-NATL) (a)	5.25%	11/01/19	4,900	5,664,645

Massachusetts (State of) Development Finance Agency (Boston University); Series 1999 P, RB	6.00%	05/15/59	5,500	7,257,360

Massachusetts (State of) Development Finance Agency (Lesley University); Series 2011 B-1, RB (INS-AGM) (a)	5.25%	07/01/33	750	885,278

Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2011 A-1, RB	6.25%	11/15/17	732	700,105

Series 2011 A-2, RB	5.50%	11/15/46	38	23,979

Series 2011 B, RB (e)	0.00%	11/15/56	187	992

Massachusetts (State of) Development Finance Agency (Merrimack College); Series 2012 A, RB	5.25%	07/01/42	1,900	2,122,794

Massachusetts (State of) Development Finance Agency (Olin College); Series 2003 B, RB (INS-SGI) (a)	5.25%	07/01/33	2,500	2,557,825

Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/36	1,000	1,245,880

				20,458,858

Michigan–2.46%

Detroit (City of); Series 2006 B, Second Lien Water Supply System RB (INS-AGM) (a)	6.25%	07/01/36	1,000	1,186,650

Michigan (State of) Building Authority (Facilities Program); Series 2011 I-A, Ref. RB	5.00%	10/15/29	500	595,200

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (g)(h)	0.17%	10/15/38	7,900	7,900,000

Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, Sr. Asset-Backed RB	6.00%	06/01/34	1,000	916,600

Wayne (County of) Airport Authority (Detroit Metropolitan Airport); Series 2012 D, Ref. RB (f)	5.00%	12/01/28	2,500	2,909,350

Wyoming (City of); Series 2008, Water Supply System RB	5.13%	06/01/28	1,305	1,524,279

				15,032,079

Minnesota–0.84%

Minneapolis (City of) (Fairview Health Services); Series 2008 B, Health Care System RB (INS-AGC) (a)	6.50%	11/15/38	1,275	1,605,136

Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group); Series 2008 C-1, Health Care Facilities RB (INS-AGC) (a)	5.00%	02/15/30	1,060	1,201,234

St. Louis Park (City of) (Park Nicollet Health Services); Series 2009, Ref. Health Care Facilities RB	5.75%	07/01/39	2,000	2,305,120

				5,111,490

Missouri–1.23%

Cass (County of); Series 2007, Hospital RB	5.38%	05/01/22	1,000	1,056,820

Gladstone (City of); Series 2006 A, COP (INS-SGI) (a)	5.00%	06/01/22	1,295	1,470,136

Ladue School District; Series 2007, Ref. & Improvement Unlimited Tax GO Bonds	4.75%	03/01/27	1,000	1,129,640

Missouri (State of) Health & Educational Facilities Authority (Children’s Mercy Hospital); Series 2009, RB	5.63%	05/15/39	2,500	2,831,675

St. Louis Municipal Finance Corp.; Series 2007, Recreation Sales Tax Leasehold RB (INS-AMBAC) (a)	4.50%	02/15/28	1,000	1,038,970

				7,527,241

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Bond Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Montana–0.20%

Montana (State of) Facility Finance Authority (Benefis Health System Obligated Group); Series 2011 A, Hospital RB (INS-AGC) (a)	5.75%	01/01/31	$1,000	$1,198,110

Nebraska–0.28%

Nebraska (State of) Investment Finance Authority; Series 2010 A, Single Family Housing RB (CEP-GNMA)	5.90%	09/01/36	520	561,439

University of Nebraska (Omaha Health & Recreation); Series 2008, RB	5.00%	05/15/33	1,000	1,151,880

				1,713,319

Nevada–1.46%

Clark (County of) (Las Vegas-McCarran International Airport); Series 2010 A, Passenger Facility Charge RB	5.25%	07/01/42	2,000	2,291,480

Series 2010 A, Passenger Facility Charge RB (INS-AGM) (a)	5.25%	07/01/39	1,500	1,727,925

Clark (County of) Water Reclamation District; Series 2008, Limited Tax GO Bonds	5.63%	07/01/32	1,500	1,828,095

Clark (County of); Series 2004 A-2, Sub. Lien Airport System RB (INS-NATL) (a)	5.13%	07/01/25	1,000	1,060,330

Series 2004 A-2, Sub. Lien Airport System RB (INS-NATL) (a)	5.13%	07/01/27	1,000	1,060,330

Las Vegas (City of) Valley Water District; Series 2009 B, Limited Tax GO Bonds	5.00%	06/01/29	800	928,456

				8,896,616

New Hampshire–0.62%

Manchester (City of); Series 2009 A, Ref. General Airport RB (INS-AGM) (a)	5.13%	01/01/30	750	846,713

New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/42	1,500	1,659,630

New Hampshire (State of) Health & Education Facilities Authority (Wentwort H. Douglas Hospital); Series 2011 A, RB	6.00%	01/01/34	1,100	1,293,446

				3,799,789

New Jersey–2.67%

Hudson (County of); Series 2011, Unlimited Tax GO BAN	2.00%	12/07/12	2,500	2,500,800

New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 2000, Special Facility RB (d)(f)	7.00%	11/15/30	4,000	4,015,240

New Jersey (State of) Economic Development Authority; Series 2012, Ref. RB	5.00%	06/15/26	1,000	1,169,120

Series 2012, Ref. RB	5.00%	06/15/28	3,000	3,474,390

New Jersey (State of) Turnpike Authority; Series 2009 H, RB	5.00%	01/01/36	1,000	1,128,560

Series 2009 I, RB	5.00%	01/01/35	2,000	2,301,080

North Hudson Sewerage Authority; Series 2012 A, Gross Revenue Lease Ctfs.	5.00%	06/01/42	1,475	1,704,805

				16,293,995

New Mexico–0.25%

Farmington (City of) (El Paso Electric Co.); Series 2012, Ref. PCR (c)(d)	1.88%	09/01/17	1,500	1,528,335

New York–4.67%

New York & New Jersey (States of) Port Authority; Ninety-Third Series 1994, Consolidated RB	6.13%	06/01/94	5,250	6,756,120

New York (City of) Municipal Water Finance Authority; Series 2005 A, Water & Sewer System RB (INS-AGM) (a)	4.50%	06/15/29	1,000	1,054,130

New York (City of); Series 2007 D-1, Unlimited Tax GO Bonds	5.13%	12/01/22	2,500	3,002,675

New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group); Series 2011 A, RB	5.00%	05/01/32	1,000	1,152,230

Series 2011 A, RB	5.00%	05/01/41	1,000	1,137,840

New York (State of) Dormitory Authority (State University Dormitory Facilities); Series 2011 A, Lease RB	5.00%	07/01/35	1,000	1,184,870

New York (State of) Dormitory Authority (The New York & Presbyterian Hospital); Series 2007, FHA Insured Mortgage Hospital RB (b)(c)	4.75%	08/15/14	1,085	1,151,478

New York (State of) Dormitory Authority (Yeshiva University); Series 2009, RB	5.00%	09/01/34	515	588,506

New York (State of); Series 2009 A, Unlimited Tax GO Bonds	5.00%	02/15/39	500	604,515

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Bond Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 3, Ref. Liberty RB	5.00%	03/15/44	$2,000	$2,223,540

Rockland (County of); Series 2012, Limited Tax TAN	2.50%	03/06/13	1,500	1,502,910

Suffolk (County of) Water Authority; Series 2011, Ref. RB	5.00%	06/01/40	2,135	2,492,591

Triborough Bridge & Tunnel Authority; Series 1992 Y, General Purpose RB (b)	5.50%	01/01/17	2,900	3,165,582

Series 1993 B, General Purpose RB (b)	5.00%	01/01/20	1,960	2,454,665

				28,471,652

North Carolina–0.28%

North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2009 A, Health Care Facilities RB	5.00%	06/01/39	1,000	1,120,810

Oak Island (Town of); Series 2009, Enterprise System RB (INS-AGC) (a)	6.00%	06/01/34	500	593,700

				1,714,510

North Dakota–0.64%

Cass (County of) (Essentia Health Obligated Group); Series 2008 A, Health Care Facilities RB (INS-AGC) (a)	5.13%	02/15/37	1,000	1,130,900

Fargo (City of) (Sanford); Series 2011, Health System RB	6.25%	11/01/31	1,250	1,585,438

North Dakota (State of) Board of Higher Education (North Dakota State University); Series 2007, Housing & Auxiliary Facilities RB (INS-AMBAC) (a)	5.00%	04/01/27	1,085	1,195,442

				3,911,780

Ohio–5.99%

Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/32	1,000	1,134,100

Allen (County of) (Catholic Healthcare Partners); Series 2010 A, Hospital Facilities RB	5.00%	06/01/38	1,025	1,138,181

American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/37	3,800	4,353,052

Beavercreek City School District; Series 2009, School Improvement Unlimited Tax GO Bonds	5.00%	12/01/30	1,000	1,191,150

Cleveland (City of); Series 1993 G, Ref. First Mortgage Waterworks Improvement RB (INS-NATL) (a)	5.50%	01/01/21	3,410	4,413,392

Series 2012 A, Ref. Airport System RB	5.00%	01/01/29	3,320	3,860,363

Cleveland State University; Series 2012, RB	5.00%	06/01/37	1,000	1,146,150

Cuyahoga (County of) (Cleveland Clinic Health System Obligated Group); Series 2003, RB (b)(c)	5.50%	07/01/13	460	474,122

Series 2003, RB	5.50%	01/01/29	565	579,566

Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/27	3,295	3,819,828

Middleburg Heights (City of) (Southwest General Health Center); Series 2011, Hospital Facilities RB	5.13%	08/01/31	1,750	1,963,062

Series 2011, Hospital Facilities RB	5.25%	08/01/36	1,500	1,700,160

Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 A, Ref. Hospital RB	5.50%	01/01/39	3,750	4,309,462

Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2007, RB (INS-NATL) (a)(c)(d)(f)	5.10%	05/01/13	1,750	1,781,763

Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009, Ref. PCR (c)(d)	2.25%	09/15/16	2,000	2,027,820

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2010, Ref. RB (c)(d)	2.20%	06/01/16	1,500	1,506,960

Reynoldsburg City School District; Series 2008, School Facilities Construction & Improvement Unlimited Tax GO Bonds	5.00%	12/01/32	1,000	1,151,930

				36,551,061

Oregon–0.70%

Beaverton School District; Series 2009, Limited Tax GO Bonds (INS-AGC) (a)	5.00%	06/01/31	750	916,477

Series 2009, Limited Tax GO Bonds (INS-AGC) (a)	5.13%	06/01/36	500	616,955

Oregon (State of) Facilities Authority (Samaritan Health Services); Series 2010 A, Ref. RB	5.00%	10/01/30	1,500	1,689,645

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Bond Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Oregon–(continued)

Portland (City of); Series 2011 B, Central Eastside Urban Renewal & Redevelopment Tax Allocation RB	5.25%	06/15/29	$900	$1,043,856

				4,266,933

Pennsylvania–3.37%

Allegheny (County of) Higher Education Building Authority (Duquesne University); Series 2011 A, University RB	5.25%	03/01/27	700	815,185

Allegheny (County of) Port Authority; Series 2011, Ref. Special Transportation RB	5.75%	03/01/29	1,385	1,691,556

Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/35	1,000	1,153,340

Erie (City of) Parking Authority; Series 2010, Gtd. RB (INS-AGM) (a)	5.20%	09/01/35	1,000	1,180,300

Lycoming (County of) Authority (Pennsylvania College of Technology); Series 2008, RB (INS-AGC) (a)	5.50%	10/01/32	2,250	2,534,220

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC) (g)(h)	0.19%	07/01/38	4,000	4,000,000

Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2011 A, RB	5.13%	05/01/36	500	579,530

Philadelphia (City of); Ninth Series 2010, Gas Works RB	5.00%	08/01/30	500	556,265

Series 2009 B, Limited Tax GO Bonds (INS-AGC) (a)	7.00%	07/15/28	2,425	2,895,135

Tenth Series 2011, Ref. Gas Works RB (INS-AGM) (a)	5.00%	07/01/19	2,500	2,926,950

State Public School Building Authority (Harrisburg School District); Series 2009 A, RB (INS-AGC) (a)	5.00%	11/15/33	2,000	2,241,340

				20,573,821

Puerto Rico–4.47%
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 TT, RB	5.00%	07/01/37	1,000	1,013,650

Series 2010 XX, RB	5.25%	07/01/40	3,000	3,107,040

Series 2010 ZZ, Ref. RB	5.25%	07/01/22	1,000	1,105,510

Series 2012 A, RB	5.00%	07/01/29	2,000	2,103,340

Puerto Rico Sales Tax Financing Corp.; First Subseries 2009 A, RB	5.25%	08/01/27	2,085	2,351,129

First Subseries 2009 A, RB (b)(c)	5.50%	08/01/19	20	26,110

First Subseries 2009 A, RB	5.50%	08/01/28	1,980	2,255,933

First Subseries 2010 A, CAB RB (e)	0.00%	08/01/33	2,000	681,520

First Subseries 2010 A, RB	5.38%	08/01/39	1,220	1,324,786

First Subseries 2010 A, RB	5.50%	08/01/37	2,000	2,191,140

First Subseries 2010 A, RB (INS-AGM) (a)	5.00%	08/01/40	1,175	1,283,123

First Subseries 2010 C, RB	5.38%	08/01/38	5,000	5,458,550

First Subseries 2011 A-1, RB	5.00%	08/01/43	1,000	1,063,180

First Subseries 2011 A-1, RB	5.25%	08/01/43	1,000	1,081,240

Series 2011 C, RB	5.00%	08/01/40	2,000	2,217,040

				27,263,291

Rhode Island–0.87%

Rhode Island (State of) Student Loan Authority; Series 2008 A, Sr. Student Loan Program RB (f)	6.00%	12/01/23	295	295,758

Rhode Island (State of) Turnpike & Bridge Authority; Series 2010 A, RB	5.00%	12/01/35	500	574,705

Rhode Island Health & Educational Building Corp. (Educational & General Revenue); Series 2010 A, Higher Education Facility RB (INS-AGM) (a)	4.50%	09/15/30	1,500	1,680,135

Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2009 A, Hospital Financing RB (INS-AGC) (a)	6.25%	05/15/30	500	601,095

Rhode Island Health & Educational Building Corp. (Public Schools Financing Program - City of Woonsocket); Series 2009 E, RB (INS-AGC) (a)	5.00%	05/15/34	2,000	2,149,900

				5,301,593

South Carolina–2.04%

Beaufort County School District; Series 2007 C, Unlimited Tax GO Bonds (CEP-South Carolina State Department of Education)	4.50%	03/01/32	1,000	1,089,250

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Bond Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

South Carolina–(continued)

College of Charleston; Series 2007 D, Academic & Administrative Facilities RB (INS-SGI) (a)	4.63%	04/01/30	$1,500	$1,651,635

Greenwood (County of) (Self Regional Healthcare); Series 2012 B, Ref. Hospital RB	5.00%	10/01/31	2,120	2,480,824

Myrtle Beach (City of); Series 2004 A, Hospitality Fee RB (INS-NATL) (a)	5.38%	06/01/24	1,150	1,223,715

Piedmont Municipal Power Agency; Series 2011 C, Ref. Electric RB (INS-AGC) (a)	5.00%	01/01/30	500	589,905

Series 2011 D, Ref. Electric RB (INS-AGC) (a)	5.75%	01/01/34	1,000	1,222,450

South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Health System, Inc.); Series 2002 B, RB	5.50%	11/15/23	1,555	1,561,873

South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2003 A, Ref. Hospital Facilities RB	6.13%	08/01/23	1,500	1,557,300

Series 2003 A, Ref. Hospital Facilities RB	6.25%	08/01/31	1,025	1,064,821

				12,441,773

South Dakota–1.43%

South Dakota (State of) Building Authority; Series 2007, RB (INS-NATL) (a)	4.50%	06/01/30	2,675	2,926,557

South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2012 A, RB	5.00%	07/01/42	4,000	4,474,560

South Dakota (State of) Health & Educational Facilities Authority (Vocational Education Program); Series 2008, RB (INS-AGC) (a)	5.50%	08/01/38	1,000	1,175,830

South Dakota (State of) Housing Development Authority (Homeownership Mortgage); Series 2008 G, RB	6.00%	05/01/28	140	141,369

				8,718,316

Tennessee–0.75%

Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2010, Hospital RB	5.63%	07/01/30	2,000	2,361,960

Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills); Series 2012, Ref. & Improvement RB	5.00%	07/01/27	2,000	2,236,420

				4,598,380

Texas–11.69%

Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/42	2,000	2,408,020

Beaumont (City of); Series 2008, Limited Tax GO Ctfs. (INS-AGC) (a)	5.00%	03/01/30	1,000	1,137,760

Bexar (County of) (Motor Vehicle Rental Tax); Series 2009, Venue RB (INS-BHAC) (a)	5.00%	08/15/39	1,020	1,160,587

Bexar (County of) Metropolitan Water District; Series 2009, Ref. Waterworks System RB	5.00%	05/01/39	1,500	1,667,940

Brazos Harbor Industrial Development Corp. (Dow Chemical); Series 2008, Environmental Facilities RB (C)(D)(F)	5.90%	05/01/28	1,050	1,200,665

Central Texas Regional Mobility Authority; Series 2011, Sr. Lien RB	5.75%	01/01/31	1,000	1,195,330

Cisco Junior College District; Series 2002, Ref. Consolidated Fund RB (INS-AMBAC) (a)	5.25%	07/01/26	145	145,558

Dallas (City of); Series 2007, Ref. Waterworks & Sewer System RB (INS-AMBAC) (a)	4.50%	10/01/27	4,000	4,572,760

Dallas-Fort Worth (Cities of) International Airport; Series 2012 C, Ref. & Improvement Joint RB	5.00%	11/01/45	3,000	3,447,450

Galena Park Independent School District; Series 1996, Ref. Unlimited Tax CAB GO Bonds (CEP-Texas Permanent School Fund) (e)	0.00%	08/15/23	2,000	1,599,960

Harris County Cultural Education Facilities Finance Corp. (Baylor College of Medicine); Series 2008 D, Ref. Medical Facilities RB	5.38%	11/15/28	825	949,130

Harris County Cultural Education Facilities Finance Corp. (TECO); Series 2009 A, Thermal Utility RB	5.25%	11/15/35	1,100	1,268,927

Series 2010, Thermal Utility RB	4.38%	11/15/35	1,525	1,676,417

Harris County Health Facilities Development Corp. (Texas Children’s Hospital); Series 1999 A, RB (b)	5.25%	10/01/29	2,000	2,008,400

Houston (City of); Series 2009 A, Ref. Sr. Lien Airport System RB	5.50%	07/01/34	875	1,035,834

Series 2012, Ref. Floating Rate First Lien Combined Utility System RB (c)(d)	0.91%	06/01/17	3,000	3,000,000

Laredo Community College District; Series 2010, Combined Fee RB (INS-AGM) (a)	5.25%	08/01/35	1,000	1,158,650

Love Field Airport Modernization Corp. (Southwest Airlines Co.); Series 2010, Special Facilities RB	5.25%	11/01/40	1,000	1,090,480

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Bond Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Lower Colorado River Authority; Series 2012 A, Ref. RB	5.00%	05/15/33	$1,265	$1,494,256

Series 2012 A, Ref. RB	5.00%	05/15/39	2,230	2,597,883

Series 2012 B, Ref. RB	5.00%	05/15/37	1,000	1,164,970

Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB	6.00%	02/15/24	2,500	2,819,150

Newark Cultural Education Facilities Finance Corp. (A.W. Brown-Fellowship Leadership); Series 2012, Lease RB	6.00%	08/15/32	620	657,237

North Texas Tollway Authority; Series 2005 C, Dallas North Tollway System RB	5.38%	01/01/21	1,000	1,201,680

Series 2008 A, Ref. First Tier System RB (INS-AGC) (a)	5.63%	01/01/33	1,750	2,052,067

Series 2008 F, Ref. Second Tier System RB	6.13%	01/01/31	1,000	1,114,090

Series 2008 K-1, Ref. First Tier System RB (INS-AGC) (a)	5.75%	01/01/38	1,630	1,898,803

Series 2011, Ref. First Tier System RB	5.00%	01/01/38	1,000	1,136,860

Series 2012 C, Ref. First Tier RB (c)(d)	1.95%	01/01/19	1,000	1,034,290

Parker (County of); Series 2009, Road Unlimited Tax GO Bonds (INS-AGC) (a)	5.13%	02/15/31	1,000	1,144,170

Pflugerville (City of); Series 2009, Limited Tax GO Bonds (INS-AGC) (a)	5.30%	08/01/31	860	1,049,372

Series 2009, Limited Tax GO Ctfs. (INS-AGC) (a)	5.38%	08/01/32	755	925,222

Pharr-San Juan-Alamo Independent School District; Series 2006, Ref. Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.13%	02/01/24	1,010	1,149,117

Richardson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds	5.25%	02/15/33	1,000	1,196,330

Sachse (City of); Series 2009, Ref. & Improvement Limited Tax GO Bonds (INS-AGC) (a)	5.25%	02/15/31	500	575,955

San Jacinto River Authority (Groundwater Reduction Plan Division); Series 2011, Special Project RB (INS-AGM) (a)	5.00%	10/01/32	1,250	1,424,563

Series 2011, Special Project RB (INS-AGM) (a)	5.00%	10/01/37	1,000	1,129,010

Schertz-Cibolo-Universal City Independent School District; Series 2001, Ref. School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.13%	08/01/25	70	70,278

Southlake (City of); Series 2004, Ref. Limited Tax GO Bonds (b)(c)	5.20%	02/15/13	165	166,719

Series 2004, Ref. Limited Tax GO Bonds (INS-AMBAC) (a)	5.20%	02/15/26	835	842,924

Texas (State of); Series 2001 A, Ref. Water Development Unlimited Tax GO Bonds	5.25%	08/01/35	1,840	1,847,231

Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/22	1,000	1,167,970

Series 2012, Gas Supply RB	5.00%	12/15/30	1,000	1,115,750

Series 2012, Gas Supply RB	5.00%	12/15/32	1,200	1,330,380

Texas Woman’s University; Series 2008, Financing System RB	5.13%	07/01/27	1,325	1,488,717

Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2011, Hospital RB	5.13%	07/01/22	1,655	1,942,689

Series 2011, Hospital RB	5.25%	07/01/23	2,000	2,340,000

University of Houston; Series 2009, Ref. Consolidated RB	5.00%	02/15/29	1,000	1,187,470

Ysleta Independent School District Public Facility Corp.; Series 2001, Ref. Lease RB (INS-AMBAC) (a)	5.38%	11/15/24	1,300	1,326,949

				71,315,970

Utah–1.03%

Pleasant Grove (City of); Series 2008, Water RB (INS-AGM) (a)	5.25%	12/01/33	710	836,614

Utah (County of); Series 2012, Transportation Sales Tax RB (INS-AGM) (a)	4.00%	12/01/35	2,000	2,205,720

Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB (INS-AGM) (a)	5.00%	06/15/36	1,050	1,230,380

Series 2012, Ref. Sales Tax RB	4.00%	06/15/39	1,000	1,053,950

Washington City (City of); Series 2003, Sales Tax RB (b)(c)	5.00%	11/15/13	915	951,801

				6,278,465

Vermont–0.76%

University of Vermont & State Agricultural College; Series 2009, RB	5.13%	10/01/39	1,275	1,463,776

Vermont (State of) Economic Development Authority (Central Vermont Public Service Corp.); Series 2010, Recovery Zone Facility Bonds	5.00%	12/15/20	1,250	1,485,375

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Bond Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Vermont–(continued)

Vermont (State of) Educational & Health Buildings Financing Agency (Fletcher Allen Health Care);Series 2004 B, Hospital RB (INS-AGM) (a)	5.00%	12/01/34	$1,565	$1,699,105

				4,648,256

Virgin Islands–0.14%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/29	750	833,813

Virginia–1.49%

Hampton Roads Sanitation District; Series 2008, Wastewater RB	5.00%	04/01/38	2,000	2,313,700

King George (County of) Industrial Development Authority; Series 2004, Lease RB (b)(c)	5.00%	03/01/14	1,100	1,164,625

Virginia (State of) Public School Authority; Series 2008, Special Obligation School Financing RB (b)(c)	6.00%	12/01/18	1,000	1,232,520

Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (f)	5.00%	07/01/27	4,000	4,396,000

				9,106,845

Washington–1.68%

Everett (City of) Public Facilities District; Series 2007 A, Sales Tax & Interlocal RB	5.00%	12/01/23	1,135	1,251,428

Klickitat (County of) Public Utility District No. 1; Series 2006 B, Ref. Electric RB (INS-NATL) (a)	5.00%	12/01/23	2,100	2,399,901

Series 2006 B, Ref. Electric RB (INS-NATL) (a)	5.00%	12/01/24	2,000	2,279,740

Seattle (Port of); Series 2005 A, Ref. Intermediate Lien RB (INS-NATL) (a)	5.00%	03/01/35	1,000	1,079,420

Washington (State of) Health Care Facilities Authority (Fred Hutchinson Cancer Research Center); Series 2011, RB	5.63%	01/01/35	1,250	1,433,250

Series 2011, RB	6.00%	01/01/31	1,500	1,778,895

				10,222,634

West Virginia–0.54%

West Virginia (State of) Economic Development Authority (Appalachian Power Co. - Amos); Series 2011 A, Ref. Solid Waste Disposal Facilities RB (c)(d)(f)	2.25%	09/01/16	3,250	3,285,068

Wisconsin–1.33%

Adams-Friendship Area School District; Series 1996, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (a)	6.50%	04/01/15	1,340	1,509,229

Wisconsin (State of) Health & Educational Facilities Authority (Essentia Health Obligated Group); Series 2008 B, Health Care Facilities RB (INS-AGC) (a)	5.13%	02/15/30	1,500	1,710,915

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health Inc. Obligated Group); Series 2009, RB	5.00%	04/01/34	750	843,540

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/27	1,585	1,815,094

Series 2012, RB	5.00%	06/01/39	2,000	2,216,020

				8,094,798

Wyoming–0.54%

Gillette (City of) (PacifiCorp); Series 1988, Ref. VRD PCR (LOC-Barclays Bank PLC) (g)(h)	0.17%	01/01/18	2,160	2,160,000

Laramie (County of) (Cheyenne Regional Medical Center); Series 2012, Hospital RB	5.00%	05/01/32	1,000	1,141,020

				3,301,020

TOTAL INVESTMENTS(i)–99.03% (Cost $536,485,594)				604,151,038

OTHER ASSETS LESS LIABILITIES–0.97%				5,888,158

NET ASSETS–100.00%				$610,039,196

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Bond Fund

Investment Abbreviations:

ACA	—	ACA Financial Guaranty Corp.	INS	—	Insurer

AGC	—	Assured Guaranty Corp.	LOC	—	Letter of Credit

AGM	—	Assured Guaranty Municipal Corp.	MFH	—	Multi-Family Housing

AMBAC	—	American Municipal Bond Assurance Corp.	NATL	—	National Public Finance Guarantee Corp.

BAN	—	Bond Anticipation Notes	PCR	—	Pollution Control Revenue Bonds

BHAC	—	Berkshire Hathaway Assurance Corp.	RAC	—	Revenue Anticipation Certificates

CAB	—	Capital Appreciation Bonds	RB	—	Revenue Bonds

CEP	—	Credit Enhancement Provider	Ref.	—	Refunding

COP	—	Certificates of Participation	Sec.	—	Secured

Ctfs.	—	Certificates	SGI	—	Syncora Guarantee, Inc.

FHA	—	Federal Housing Administration	Sr.	—	Senior

GNMA	—	Government National Mortgage Association	Sub.	—	Subordinated

GO	—	General Obligation	TAN	—	Tax Anticipation Notes

Gtd.	—	Guaranteed	VRD	—	Variable Rate Demand

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.

(e)	Zero coupon bond issued at a discount.

(f)	Security subject to the alternative minimum tax.

(g)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.

(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(i)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Assured Guaranty Municipal Corp.	11.1%

National Public Finance Guarantee Corp.	9.3

Assured Guaranty Corp.	9.0

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield (for debt obligations), quality, coupon rate (for debt obligations), maturity (for debt obligations), type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Municipal Bond Fund

D.	Other Risks – The Fund may invest up to 20% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

The value of, payment of interest on, repayment of principal for and the ability of the Fund to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers in which the Fund invests are located.

Many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$604,151,038	$—	$604,151,038

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2012 was $120,867,078 and $67,631,822, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$67,909,348

Aggregate unrealized (depreciation) of investment securities	(252,103)

Net unrealized appreciation of investment securities	$67,657,245

Cost of investments for tax purposes is $536,493,793.

Invesco Municipal Bond Fund

Invesco Real Estate Fund Quarterly Schedule of Portfolio Holdings November 30, 2012

invesco.com/us	REA-QTR-1 11/12	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2012

(Unaudited)

	Shares	Value

Real Estate Investment Trusts, Common Stocks & Other Equity Interests–98.51%

Apartments–18.70%

AvalonBay Communities, Inc.	1,144,177	$150,791,087

Equity Residential	1,302,588	72,306,660

Essex Property Trust, Inc.	695,957	97,774,999

Post Properties, Inc.	572,488	28,126,335

UDR, Inc.	3,513,728	80,850,881

		429,849,962

Diversified–4.63%

BGP Holdings PLC (Malta) (Acquired 08/06/09; Cost $0)(b)	3,547,941	0

BRCP Realty LP (Acquired 5/29/03- 05/29/08; Cost $921,277) (b)(c)	2,789,299	791,511

Digital Realty Trust, Inc.	736,628	47,541,971

Vornado Realty Trust	761,301	58,186,236

		106,519,718

Healthcare–11.79%

HCP, Inc.	902,802	40,671,230

Health Care REIT, Inc.	1,438,608	84,719,625

Healthcare Realty Trust, Inc.	1,014,665	24,199,760

Senior Housing Properties Trust	742,714	16,599,658

Ventas, Inc.	1,646,089	104,773,565

		270,963,838

Industrial/Office: Industrial–6.96%

Cabot Industrial Value Fund II LP (Acquired 11/10/05-05/12/09; Cost $3,266,500) (b)(c)	6,533	2,404,173

DCT Industrial Trust Inc.	6,446,891	40,293,069

Exeter Industrial Value Fund LP (Acquired 11/06/07-04/18/11; Cost $4,185,000) (c)	4,185,000	3,875,837

Keystone Industrial Fund LP (Acquired 03/27/06-06/27/11; Cost $2,820,252) (c)	3,534,653	3,717,472

Keystone Industrial Fund II LP (Acquired 01/08/09-05/25/12; Cost $4,518,750) (c)	4,597,826	6,156,356

Prologis, Inc.	3,048,349	103,460,965

		159,907,872

Industrial/Office: Mixed–2.22%

Duke Realty Corp.	3,779,421	51,022,184

Industrial/Office: Office–10.47%

Alexandria Real Estate Equities, Inc.	747,734	50,786,093

Boston Properties, Inc.	554,485	56,906,796

BR Properties S.A. (Brazil)(c)	69,800	823,483

BR Properties S.A. (Brazil)	32,200	379,888

	Shares	Value

Industrial/Office: Office–(continued)

BRCP Realty II LP (Acquired 10/02/06-04/04/11; Cost $4,646,429) (b)(c)	4,646,429	$2,478,075

Hudson Pacific Properties Inc.	683,100	13,231,647

Kilroy Realty Corp.	1,107,930	49,967,643

Piedmont Office Realty Trust Inc. -Class A	1,139,928	20,119,729

SL Green Realty Corp.	609,509	45,944,789

		240,638,143

Infrastructure–7.13%

American Tower Corp.	2,187,966	163,944,292

Lodging-Resorts–6.44%

DiamondRock Hospitality Co.	2,521,481	22,037,744

Host Hotels & Resorts Inc.	6,398,040	93,987,208

Pebblebrook Hotel Trust	996,131	20,769,331

Starwood Hotels & Resorts Worldwide, Inc.	209,851	11,323,560

		148,117,843

Regional Malls–15.48%

CBL & Associates Properties, Inc.	1,065,800	23,991,158

General Growth Properties, Inc.	2,774,675	53,745,455

Macerich Co. (The)	1,544,230	87,248,995

Simon Property Group, Inc.	1,254,590	190,860,777

		355,846,385

Self Storage Facilities–2.57%

CubeSmart	1,959,800	27,045,240

Public Storage	160,000	22,502,400

Sovran Self Storage, Inc.	154,203	9,528,203

		59,075,843

Shopping Centers–6.15%

Acadia Realty Trust	1,121,277	27,830,095

DDR Corp.	5,422,313	83,015,612

Regency Centers Corp.	208,399	9,763,493

Retail Opportunity Investments Corp.	1,640,594	20,819,138

		141,428,338

Timber REIT’S–5.97%

Rayonier Inc.	1,028,634	51,267,118

Weyerhaeuser Co.	3,118,603	85,948,699

		137,215,817

Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $1,779,958,878)		2,264,530,235

See accompanying notes which are an integral part of this schedule.

Invesco Real Estate Fund

		Principal Amount	Value

Non-U.S. Dollar Denominated Bonds & Notes–0.05%

Diversified Real Estate Activities–0.05%

GPT RE Ltd. (Australia), Sr. Unsec. Medium-Term Notes, 6.50%, 08/22/13 (Cost $800,589)(d)	AUD	1,000,000	$1,060,983

		Shares

Money Market Funds–2.12%

Liquid Assets Portfolio –Institutional Class (e)		24,404,365	24,404,365

Premier Portfolio –Institutional Class (e)		24,404,365	24,404,365

Total Money Market Funds (Cost $48,808,730)			48,808,730

TOTAL INVESTMENTS–100.68% (Cost $1,829,568,197)			2,314,399,948

OTHER ASSETS LESS LIABILITIES–(0.68)%			(15,606,575)

NET ASSETS–100.00%			$2,298,793,373

Investment Abbreviations:

AUD —Australian Dollar
REIT —Real Estate Investment Trust
Sr. —Senior
Unsec. —Unsecured

Notes to Schedule of Investments:

(a)

Property type classifications used in this report are generally according to FSTE National Association of Real Estate Investment Trusts (“NAREIT”) Equity REITs Index, which is exclusively owned by NAREIT.

(b)	Non-income producing security.

(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2012 was $20,246,907, which represented 0.88% of the Fund’s Net Assets.

(d)	Foreign denominated security. Principal amount is denominated in currency indicated.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A. Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices will be used to value debt obligations and Corporate Loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Real Estate Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

Invesco Real Estate Fund

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
F.	Other Risks – The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because, the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$2,293,915,541	$—	$19,423,424	$2,313,338,965
Foreign Debt Securities	—	1,060,983	—	1,060,983
Total Investments	$2,293,915,541	$1,060,983	$19,423,424	$2,314,399,948

Invesco Real Estate Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2012 was $1,024,018,214 and $1,056,784,558, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$465,922,662
Aggregate unrealized (depreciation) of investment securities	(16,188,786)
Net unrealized appreciation of investment securities	$449,733,876
Cost of investments for tax purposes is $1,864,666,072.

Invesco Real Estate Fund

Invesco Short Term Bond Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2012

invesco.com/us	STB-QTR-1 11/12	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2012

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–66.05%

Advertising–0.54%

Interpublic Group Cos Inc. (The), Sr. Unsec. Global Notes, 10.00%, 07/15/17	$3,000,000	$3,307,499

Lamar Media Corp., Sr. Unsec. Gtd. Global Notes, 9.75%, 04/01/14	535,000	592,512

		3,900,011

Aerospace & Defense–2.18%

Boeing Capital Corp., Sr. Unsec. Notes, 2.13%, 08/15/16	2,835,000	2,968,355

General Dynamics Corp., Sr. Unsec. Gtd. Global Notes, 1.00%, 11/15/17	5,000,000	4,986,279

Sr. Unsec. Gtd. Notes, 2.25%, 07/15/16	3,000,000	3,163,637

Honeywell International Inc., Sr. Unsec. Global Notes, 5.40%, 03/15/16	1,000,000	1,149,235

Sr. Unsec. Notes, 3.88%, 02/15/14	1,800,000	1,871,695

Textron Inc., Sr. Unsec. Notes, 4.63%, 09/21/16	1,450,000	1,590,082

		15,729,283

Agricultural Products–1.12%

Bunge Ltd. Finance Corp., Sr. Unsec. Gtd. Notes, 4.10%, 03/15/16	3,000,000	3,225,614

Ingredion Inc., Sr. Unsec. Global Notes, 1.80%, 09/25/17	1,205,000	1,206,808

Sr. Unsec. Notes, 3.20%, 11/01/15	3,500,000	3,684,240

		8,116,662

Air Freight & Logistics–0.21%

United Parcel Service Inc., Sr. Unsec. Global Notes, 1.13%, 10/01/17	1,500,000	1,507,430

Airlines–1.65%

American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	156,581	161,278

Continental Airlines Pass Through Trust, Series 2001-1, Class B, Sec. Pass Through Ctfs., 7.37%, 12/15/15	24,930	26,426

Series 2009-2, Class A, Sr. Sec. Global Pass Through Ctfs., 7.25%, 11/10/19	3,813,122	4,387,474

	Principal Amount	Value

Airlines–(continued)

Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.00%, 01/12/19	$1,482,746	$1,523,521

Delta Air Lines Pass Through Trust, Series 2009-1, Class A, Sr. Sec. Pass Through Ctfs., 7.75%, 12/17/19	41,064	47,250

Series 2010-1, Class A, Sec. Pass Through Ctfs., 6.20%, 07/02/18	408,985	458,063

Series 2011-1, Class A, Sec. Pass Through Ctfs., 5.30%, 04/15/19	30,284	33,312

Series 2012-1, Class B, Sec. Pass Through Ctfs., 6.88%, 05/07/19(b)	5,000,000	5,287,500

		11,924,824

Asset Management & Custody Banks–0.08%

Northern Trust Corp., Sr. Unsec. Notes, 5.50%, 08/15/13	525,000	543,002

Automobile Manufacturers–1.65%

Daimler Finance North America LLC (Germany), Sr. Unsec. Gtd. Notes, 1.88%, 09/15/14(b)	2,420,000	2,456,132

Ford Motor Credit Co LLC, Sr. Unsec. Global Notes, 3.88%, 01/15/15	500,000	520,712

Sr. Unsec. Notes, 3.00%, 06/12/17	2,000,000	2,032,240

3.98%, 06/15/16	2,700,000	2,849,175

Nissan Motor Acceptance Corp. (Japan), Sr. Unsec. Notes, 3.25%, 01/30/13(b)	45,000	45,152

Toyota Motor Credit Corp. (Japan), Sr. Unsec. Medium-Term Notes, 2.00%, 09/15/16	3,900,000	4,043,562

		11,946,973

Automotive Retail–0.21%

AutoZone, Inc., Sr. Unsec. Global Notes, 6.50%, 01/15/14	1,395,000	1,479,147

Biotechnology–1.01%

Celgene Corp., Sr. Unsec. Global Notes, 1.90%, 08/15/17	950,000	972,501

Genzyme Corp., Sr. Unsec. Gtd. Global Notes, 3.63%, 06/15/15	3,000,000	3,216,245

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Biotechnology–(continued)

Gilead Sciences Inc., Sr. Unsec. Global Notes, 2.40%, 12/01/14	$3,000,000	$3,099,650

		7,288,396

Brewers–0.80%

Anheuser-Busch InBev Worldwide Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 2.88%, 02/15/16	1,300,000	1,382,056

4.13%, 01/15/15	1,000,000	1,072,162

5.38%, 11/15/14	290,000	315,812

Heineken NV (Netherlands), Sr. Notes, 0.80%, 10/01/15(b)	2,970,000	2,970,306

		5,740,336

Broadcasting–1.15%

COX Communications Inc., Sr. Unsec. Global Notes, 5.45%, 12/15/14	1,765,000	1,934,070

Sr. Unsec. Notes, 4.63%, 06/01/13	2,655,000	2,710,062

8.38%, 03/01/39(b)	60,000	92,224

Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 6.35%, 06/01/40	230,000	294,312

DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/01/14	3,000,000	3,251,250

		8,281,918

Cable & Satellite–1.47%

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 2.40%, 03/15/17	695,000	709,796

NBCUniversal Media LLC, Sr. Unsec. Global Notes, 2.10%, 04/01/14	4,300,000	4,379,934

5.95%, 04/01/41	75,000	91,398

Time Warner Cable Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 02/14/14	500,000	544,113

Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes, 6.50%, 01/15/18	4,478,000	4,898,990

		10,624,231

Casinos & Gaming–0.07%

MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	500,000	535,000

Computer & Electronics Retail–0.13%

Best Buy Co. Inc., Sr. Unsec. Global Notes, 7.00%, 07/15/13	920,000	929,775

Computer Hardware–0.19%

Hewlett-Packard Co., Sr. Unsec. Global Notes, 2.63%, 12/09/14	1,395,000	1,393,912

	Principal Amount	Value

Computer Storage & Peripherals–0.01%

Seagate Technology International, Sr. Sec. Gtd. Notes, 10.00%, 05/01/14(b)	$82,000	$88,816

Construction & Engineering–0.57%

URS Corp., Sr. Unsec. Notes, 3.85%, 04/01/17(b)	4,000,000	4,150,386

Construction & Farm Machinery & Heavy Trucks–1.22%

Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 09/01/13	250,000	260,313

Caterpillar Financial Services Corp., Sr. Unsec. Notes, 0.70%, 11/06/15	2,575,000	2,575,276

Deere & Co., Sr. Unsec. Notes, 2.60%, 06/08/22	1,760,000	1,804,500

John Deere Capital Corp., Sr. Unsec. Medium-Term Notes, 1.25%, 12/02/14	1,000,000	1,015,145

1.40%, 03/15/17	3,075,000	3,148,583

		8,803,817

Construction Materials–0.23%

CRH America Inc. (Ireland), Sr. Unsec. Gtd. Notes, 4.13%, 01/15/16	1,605,000	1,681,122

Consumer Finance–1.64%

Ally Financial Inc., Sr. Unsec. Gtd. Notes, 4.50%, 02/11/14	250,000	257,813

American Express Co., Sr. Unsec. Notes, 7.25%, 05/20/14	450,000	492,100

American Express Credit Corp., Sr. Unsec. Medium-Term Notes, 2.75%, 09/15/15	2,595,000	2,729,593

Capital One Financial Corp., Sr. Unsec. Global Notes, 1.00%, 11/06/15	1,000,000	995,797

2.13%, 07/15/14	2,000,000	2,037,961

2.15%, 03/23/15	1,750,000	1,790,532

SLM Corp., Series A, Sr. Unsec. Medium-Term Notes, 5.00%, 10/01/13	780,000	799,562

Sr. Unsec. Medium-Term Notes, 3.88%, 09/10/15	2,685,000	2,749,919

		11,853,277

Department Stores–0.00%

Sears Holdings Corp., Sr. Sec. Gtd. Global Notes, 6.63%, 10/15/18	30,000	27,600

Diversified Banks–6.95%

Abbey National Treasury Services PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.88%, 04/25/14	470,000	478,357

Sr. Unsec. Gtd. Medium-Term Euro Notes, 3.88%, 11/10/14(b)	625,000	645,574

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Diversified Banks–(continued)

ABN Amro Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.00%, 01/31/14(b)	$2,750,000	$2,797,614

ANZ National Int’l Ltd. (Australia), Sr. Unsec. Gtd. Notes, 2.38%, 12/21/12(b)	1,540,000	1,541,315

Banco Bradesco S.A. (Brazil), Sr. Unsec. Notes, 4.13%, 05/16/16(b)	3,000,000	3,122,875

Bank of Montreal (Canada), Sr. Unsec. Medium-Term Notes, 0.80%, 11/06/15	1,625,000	1,625,407

Bank of Nova Scotia (Canada), Sr. Unsec. Global Notes, 2.38%, 12/17/13	635,000	648,119

Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes, 2.50%, 01/23/13	2,000,000	2,005,898

5.20%, 07/10/14	985,000	1,049,649

Unsec. Sub. Global Notes, 5.14%, 10/14/20	1,195,000	1,253,765

BBVA U.S. Senior S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 3.25%, 05/16/14	2,300,000	2,300,877

BPCE S.A. (France), Sr. Unsec. Notes, 2.38%, 10/04/13(b)	1,585,000	1,590,851

HSBC Bank PLC (United Kingdom), Sr. Unsec. Notes, 1.63%, 08/12/13(b)	2,500,000	2,510,132

HSBC USA Inc. (United Kingdom), Sr. Unsec. Global Notes, 2.38%, 02/13/15	1,160,000	1,195,034

ICICI Bank Ltd. (India), Sr. Unsec. Notes, 4.75%, 11/25/16(b)	750,000	774,902

ING Bank N.V. (Netherlands), Sr. Unsec. Notes, 2.00%, 10/18/13(b)	500,000	503,240

2.65%, 01/14/13(b)	1,500,000	1,501,518

3.00%, 09/01/15(b)	1,015,000	1,047,495

National Australia Bank Ltd. (Australia), Sr. Unsec. Notes, 5.35%, 06/12/13(b)	555,000	568,206

Nordea Bank AB (Sweden), Sr. Unsec. Notes, 2.25%, 03/20/15(b)	600,000	615,810

Series 2, Sr. Unsec. Notes, 3.70%, 11/13/14(b)	1,120,000	1,176,773

Santander Holdings USA Inc., Sr. Unsec. Global Notes, 3.00%, 09/24/15	3,495,000	3,569,026

Santander U.S. Debt S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 2.99%, 10/07/13(b)	3,000,000	3,018,940

Societe Generale S.A. (France), Sr. Unsec. Notes, 2.50%, 01/15/14(b)	280,000	281,605

Standard Chartered PLC (Hong Kong), Sr. Unsec. Notes, 3.20%, 05/12/16(b)	3,200,000	3,378,569

3.85%, 04/27/15(b)	850,000	896,875

	Principal Amount	Value

Diversified Banks–(continued)

Turkiye Is Bankasi A.S. (Turkey), Sr. Unsec. Notes, 3.88%, 11/07/17(b)	$3,005,000	$3,109,052

U.S. Bancorp, Sr. Unsec. Global Notes, 4.20%, 05/15/14	280,000	294,558

U.S. Bank N.A., Unsec. Sub. Notes, 3.78%, 04/29/20	2,025,000	2,152,921

VTB Bank OJSC Via VTB Capital S.A. (Russia), Sr. Unsec. Loan Participation Notes, 6.32%, 02/22/18(b)	200,000	214,701

6.55%, 10/13/20(b)	155,000	166,743

Wells Fargo & Co., Sr. Unsec. Medium-Term Global Notes, 1.25%, 02/13/15	1,000,000	1,008,507

Sr. Unsec. Global Notes, 3.63%, 04/15/15	1,200,000	1,278,638

Series I, Sr. Unsec. Medium-Term Global Notes, 3.75%, 10/01/14	250,000	264,319

Westpac Banking Corp. (Australia), Sr. Unsec. Global Notes, 2.10%, 08/02/13	1,575,000	1,593,838

		50,181,703

Diversified Capital Markets–0.17%

Credit Suisse New York (Switzerland), Sr. Unsec. Medium-Term Global Notes, 5.50%, 05/01/14	330,000	351,849

UBS AG (Switzerland), Sr. Unsec. Medium-Term Bank Notes, 3.88%, 01/15/15	565,000	597,055

Sr. Unsec. Medium-Term Global Bank Notes, 2.25%, 08/12/13	250,000	252,863

		1,201,767

Diversified Chemicals–0.12%

Dow Chemical Co. (The), Sr. Unsec. Global Notes, 4.13%, 11/15/21	250,000	274,129

5.90%, 02/15/15	545,000	603,741

		877,870

Diversified Metals & Mining–1.16%

Anglo American Capital PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.38%, 04/08/14(b)	550,000	607,961

BHP Billiton Finance U.S.A. Ltd. (Australia), Sr. Unsec. Gtd. Deb., 8.50%, 12/01/12	345,000	345,079

Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Global Notes, 3.55%, 03/01/22	700,000	714,772

Rio Tinto Finance USA PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 1.13%, 03/20/15	3,500,000	3,532,451

Xstrata Finance Canada Ltd. (Canada), Sr. Unsec. Gtd. Notes, 1.80%, 10/23/15(b)	1,330,000	1,336,850

2.45%, 10/25/17(b)	1,830,000	1,846,356

		8,383,469

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Diversified REIT’s–0.37%

Qatari Diar Finance QSC (Qatar), Sr. Unsec. Gtd. Notes, 3.50%, 07/21/15(b)	$2,400,000	$2,523,753

5.00%, 07/21/20(b)	120,000	141,146

		2,664,899

Electric Utilities–4.21%

Alabama Power Co, Sr. Unsec. Notes, 5.80%, 11/15/13	1,925,000	2,020,721

Appalachian Power Co., Sr. Unsec. Floating Rate Notes, 0.69%, 08/16/13(c)	4,000,000	4,006,523

DCP Midstream LLC, Sr. Unsec. Notes, 9.70%, 12/01/13(b)	2,355,000	2,525,259

9.75%, 03/15/19(b)	500,000	654,819

Electricite De France S.A. (France), Sr. Unsec. Notes, 5.50%, 01/26/14(b)	545,000	574,497

Enel Finance International N.V. (Italy), Sr. Unsec. Gtd. Notes, 3.88%, 10/07/14(b)	1,365,000	1,401,398

5.70%, 01/15/13(b)	2,000,000	2,011,062

Entergy Arkansas Inc., Sec. First Mortgage Bonds, 5.40%, 08/01/13	3,350,000	3,457,840

Louisville Gas & Electric Co., Sec. First Mortgage Global Bonds, 1.63%, 11/15/15	2,685,000	2,766,258

NextEra Energy Capital Holdings Inc., Sr. Unsec. Gtd. Notes, 1.20%, 06/01/15	4,000,000	4,024,860

Southern Co. (The), Series A, Sr. Unsec. Notes, 2.38%, 09/15/15	1,500,000	1,571,671

Southern Power Co., Series D, Sr. Unsec. Global Notes, 4.88%, 07/15/15	3,780,000	4,156,881

System Energy Resources Inc., Sec. First Mortgage Bonds, 4.10%, 04/01/23	1,200,000	1,265,823

		30,437,612

Environmental & Facilities Services–0.34%

Waste Management, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/14	2,355,000	2,483,413

Food Retail–0.29%

Delhaize Group S.A. (Belgium), Sr. Unsec. Gtd. Yankee Bonds, 5.88%, 02/01/14	506,000	531,705

WM Wrigley Jr. Co., Sr. Sec. Gtd. Notes, 3.70%, 06/30/14(b)	1,500,000	1,550,867

		2,082,572

	Principal Amount	Value

Gold–0.85%

Barrick Gold Corp. (Canada), Sr. Unsec. Global Notes, 2.90%, 05/30/16	$935,000	$986,578

Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 3.63%, 09/01/16	5,000,000	5,117,227

		6,103,805

Health Care Facilities–0.00%

Tenet Healthcare Corp., Sr. Unsec. Global Notes, 9.25%, 02/01/15	5,000	5,650

Health Care Services–0.67%

Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 6.25%, 06/15/14	400,000	432,301

Sr. Unsec. Gtd. Notes, 2.65%, 02/15/17(b)	1,500,000	1,565,055

3.13%, 05/15/16	885,000	935,021

3.50%, 11/15/16(b)	450,000	485,652

Medco Health Solutions Inc., Sr. Unsec. Notes, 2.75%, 09/15/15	1,380,000	1,441,871

		4,859,900

Homebuilding–0.72%

DR Horton Inc., Sr. Unsec. Gtd. Notes, 6.13%, 01/15/14	5,000,000	5,225,000

Hotels, Resorts & Cruise Lines–1.01%

Carnival Corp., Sr. Unsec. Gtd. Global Notes, 1.88%, 12/15/17	1,285,000	1,292,815

Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 6.88%, 12/01/13	3,854,000	4,065,970

Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec. Notes, 7.88%, 10/15/14	245,000	275,625

Wyndham Worldwide Corp., Sr. Unsec. Notes, 2.95%, 03/01/17	1,000,000	1,020,018

7.38%, 03/01/20	410,000	501,885

5.63%, 03/01/21	130,000	144,860

		7,301,173

Independent Power Producers & Energy Traders–0.59%

AES Corp. (The), Sr. Unsec. Notes, 7.75%, 03/01/14	4,000,000	4,295,000

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Industrial Conglomerates–0.89%

Hutchison Whampoa International Ltd. (Hong Kong), Sr. Unsec. Gtd. Notes, 4.63%, 09/11/15(b)	$2,217,000	$2,401,084

5.75%, 09/11/19(b)	100,000	119,136

Unsec. Gtd. Sub. Notes, 6.00%(b)(d)	3,060,000	3,220,650

Sigma Alimentos S.A. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 5.63%, 04/14/18(b)	620,000	697,431

		6,438,301

Industrial Machinery–1.39%

Pentair Finance S.A., Sr. Unsec. Gtd. Notes, 1.35%, 12/01/15(b)	5,000,000	5,020,145

Turlock Corp., Sr. Unsec. Gtd. Notes, 0.95%, 11/02/15(b)	5,000,000	5,014,090

		10,034,235

Integrated Oil & Gas–0.84%

ConocoPhillips, Sr. Unsec. Gtd. Global Notes, 4.75%, 02/01/14	417,000	437,417

Lukoil International Finance B.V. (Russia), Sr. Unsec. Gtd. Notes, 6.13%, 11/09/20(b)	210,000	239,144

Petrobras International Finance Co. (Brazil), Sr. Unsec. Gtd. Global Notes, 3.88%, 01/27/16	3,500,000	3,703,947

Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 3.10%, 06/28/15	1,210,000	1,285,849

Statoil ASA (Norway), Sr. Unsec. Gtd. Global Notes, 1.80%, 11/23/16	350,000	362,080

		6,028,437

Integrated Telecommunication Services–1.33%

AT&T Inc., Sr. Unsec. Global Notes, 2.50%, 08/15/15	1,070,000	1,117,034

British Telecommunications PLC (United Kingdom), Sr. Unsec. Global Notes, 2.00%, 06/22/15	3,000,000	3,083,199

Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec. Global Notes, 5.55%, 02/01/14	2,340,000	2,466,868

7.38%, 11/15/13	1,000,000	1,061,487

Telecom Italia Capital S.A. (Italy), Sr. Unsec. Gtd. Global Notes, 5.25%, 11/15/13	585,000	600,940

Telefonica Emisiones S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	210,000	211,493

	Principal Amount	Value

Integrated Telecommunication Services–(continued)

Telemar Norte Leste S.A. (Brazil), Sr. Unsec. Notes, 5.50%, 10/23/20(b)	$129,000	$133,740

Verizon Communications, Inc., Sr. Unsec. Global Notes, 4.75%, 11/01/41	715,000	814,757

Windstream Georgia Communications Corp., Sr. Unsec. Notes, 6.50%, 11/15/13	119,000	122,876

		9,612,394

Internet Software & Services–0.69%

Baidu Inc. (China), Sr. Unsec. Global Notes, 2.25%, 11/28/17	1,940,000	1,962,228

Ebay Inc., Sr. Unsec. Global Notes, 0.70%, 07/15/15	3,000,000	3,010,383

		4,972,611

Investment Banking & Brokerage–2.79%

Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 5.13%, 01/15/15	35,000	37,667

5.25%, 10/15/13	2,050,000	2,127,112

5.75%, 01/24/22	3,370,000	4,003,961

Sr. Unsec. Medium-Term Global Notes, 3.70%, 08/01/15	1,485,000	1,567,062

Macquarie Bank Ltd. (Australia), Sr. Unsec. Notes, 3.45%, 07/27/15(b)	4,000,000	4,117,674

Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(b)	500,000	543,825

7.30%, 08/01/14(b)	350,000	378,700

Morgan Stanley, Sr. Unsec. Global Notes, 4.00%, 07/24/15	1,880,000	1,965,344

Sr. Unsec. Notes, 2.88%, 01/24/14	2,490,000	2,536,476

3.45%, 11/02/15	2,210,000	2,283,168

Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	85,000	89,851

TD Ameritrade Holding Corp., Sr. Unsec. Gtd. Notes, 2.95%, 12/01/12	530,000	530,037

		20,180,877

Life & Health Insurance–1.14%

Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/21(b)	345,000	372,736

New York Life Global Funding, Series 2003-1, Tranche 1, Sr. Sec. Medium-Term Notes, 5.38%, 09/15/13(b)	1,000,000	1,034,612

Pacific Life Global Funding, Sr. Sec. Notes, 5.15%, 04/15/13(b)	1,615,000	1,638,515

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Life & Health Insurance–(continued)

Prudential Covered Trust, Series 2012-1, Class A, Sec. Gtd. Notes, 3.00%, 09/30/15(b)	$2,850,000	$2,955,593

Prudential Financial, Inc., Sr. Unsec. Medium-Term Notes, 6.20%, 01/15/15	190,000	210,179

Series D, Sr. Unsec. Medium-Term Notes, 2.75%, 01/14/13	2,000,000	2,004,966

		8,216,601

Life Sciences Tools & Services–0.30%

Life Technologies Corp., Sr. Unsec. Notes, 3.38%, 03/01/13	1,900,000	1,913,161

6.00%, 03/01/20	185,000	220,691

		2,133,852

Managed Health Care–1.07%

Cigna Corp., Sr. Unsec. Notes, 4.50%, 03/15/21	980,000	1,095,201

5.88%, 03/15/41	65,000	80,837

UnitedHealth Group Inc., Sr. Unsec. Global Notes, 0.85%, 10/15/15	2,090,000	2,094,350

1.88%, 11/15/16	1,600,000	1,657,346

Sr. Unsec. Notes, 4.88%, 02/15/13	880,000	887,948

5.95%, 02/15/41	125,000	159,053

Wellpoint Inc., Sr. Unsec. Global Notes, 1.25%, 09/10/15	1,750,000	1,763,504

		7,738,239

Motorcycle Manufacturers–0.28%

Harley-Davidson Financial Services Inc., Sr. Unsec. Gtd. Notes, 1.15%, 09/15/15(b)	2,000,000	2,008,920

Movies & Entertainment–0.08%

Viacom Inc., Sr. Unsec. Notes, 4.38%, 09/15/14	550,000	585,391

Multi-Line Insurance–0.28%

American International Group Inc., Sr. Unsec. Global Notes, 3.65%, 01/15/14	1,940,000	1,996,759

Multi-Utilities–0.43%

Dominion Resources, Inc., Sr. Unsec. Notes, 2.25%, 09/01/15	3,000,000	3,119,529

Office Electronics–0.42%

Xerox Corp., Sr. Unsec. Notes, 4.25%, 02/15/15	2,855,000	3,004,986

	Principal Amount	Value

Office REIT’s–0.37%

Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	$2,510,000	$2,685,633

Office Services & Supplies–0.50%

Steelcase, Inc., Sr. Unsec. Notes, 6.38%, 02/15/21	3,335,000	3,597,396

Oil & Gas Drilling–0.59%

Transocean Inc., Sr. Unsec. Gtd. Global Notes, 4.95%, 11/15/15	3,430,000	3,758,469

6.00%, 03/15/18	400,000	466,876

		4,225,345

Oil & Gas Exploration & Production–2.12%

Anadarko Petroleum Corp., Sr. Unsec. Notes, 7.63%, 03/15/14	1,620,000	1,755,564

Devon Energy Corp., Sr. Unsec. Global Notes, 2.40%, 07/15/16	1,600,000	1,668,836

Empresa Nacional del Petroleo (Chile), Sr. Unsec. Notes, 5.25%, 08/10/20(b)	105,000	115,410

EOG Resources, Inc., Sr. Unsec. Notes, 2.95%, 06/01/15	2,000,000	2,111,003

4.10%, 02/01/21	1,155,000	1,328,888

Marathon Petroleum Corp., Sr. Unsec. Global Notes, 3.50%, 03/01/16	1,500,000	1,602,862

Noble Holdings International Ltd., Sr. Unsec. Gtd. Global Notes, 7.38%, 03/15/14	800,000	862,700

Petrohawk Energy Corp., Sr. Unsec. Gtd. Global Notes, 7.88%, 06/01/15	5,172,000	5,407,972

XTO Energy, Inc., Sr. Unsec. Notes, 5.75%, 12/15/13	440,000	464,366

		15,317,601

Oil & Gas Refining & Marketing–0.54%

Phillips 66, Sr. Unsec. Gtd. Notes, 1.95%, 03/05/15(b)	800,000	817,822

2.95%, 05/01/17(b)	2,920,000	3,115,356

		3,933,178

Oil & Gas Storage & Transportation–1.25%

DCP Midstreams Operating LP, Sr. Unsec. Gtd. Notes, 2.50%, 12/01/17	1,700,000	1,701,627

Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 6.45%, 09/01/40	135,000	168,555

Series C, Sr. Unsec. Gtd. Notes, 6.38%, 02/01/13	615,000	620,678

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Series O, Sr. Unsec. Gtd. Notes, 9.75%, 01/31/14	$400,000	$440,610

Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Global Notes, 3.65%, 06/01/22	445,000	475,834

Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 5.67%, 08/15/14	4,750,000	5,123,639

5.90%, 09/15/13	475,000	493,530

		9,024,473

Other Diversified Financial Services–4.62%

Bank of America Corp., Sr. Unsec. Global Notes, 3.70%, 09/01/15	3,070,000	3,261,476

6.50%, 08/01/16	165,000	193,046

Bank One Corp., Unsec. Sub. Global Notes, 5.25%, 01/30/13	595,000	599,423

Citigroup, Inc., Sr. Unsec. Floating Rate Notes, 2.31%, 08/13/13(c)	2,000,000	2,018,384

Sr. Unsec. Global Notes, 6.01%, 01/15/15	1,110,000	1,214,223

Sr. Unsec. Notes, 4.75%, 05/19/15	3,000,000	3,247,292

ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.25%, 01/10/14(b)	2,000,000	2,028,855

2.75%, 07/01/13(b)	420,000	424,484

General Electric Capital Corp., Sr. Unsec. Global Notes, 2.15%, 01/09/15	1,800,000	1,848,420

4.80%, 05/01/13	2,000,000	2,035,865

Sr. Unsec. Medium-Term Global Notes, 2.80%, 01/08/13	1,000,000	1,002,307

Series A, Sr. Unsec. Medium-Term Global Notes, 5.45%, 01/15/13	545,000	548,157

General Electric Co., Sr. Unsec. Global Notes, 0.85%, 10/09/15	3,000,000	3,002,374

JPMorgan Chase & Co., Sr. Unsec. Floating Rate Medium-Term Notes, 0.96%, 02/26/13(c)	1,960,000	1,962,896

Sr. Unsec. Global Notes, 3.45%, 03/01/16	605,000	644,539

4.75%, 05/01/13	640,000	651,202

Unsec. Sub. Global Notes, 5.13%, 09/15/14	2,400,000	2,560,983

Merrill Lynch & Co., Inc., Series C, Sr. Unsec. Medium-Term Global Notes, 5.45%, 02/05/13	1,820,000	1,833,699

National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Bonds, 1.13%, 11/01/13	4,300,000	4,328,734

		33,406,359

	Principal Amount	Value

Packaged Foods & Meats–0.13%

Mondelez International, Inc., Sr. Unsec. Global Notes, 2.63%, 05/08/13	$940,000	$949,056

Paper Packaging–0.22%

Packing Corp. of America, Sr. Unsec. Global Notes, 3.90%, 06/15/22	1,500,000	1,569,007

Pharmaceuticals–1.74%

AbbVie Inc., Sr. Unsec. Gtd. Notes, 1.20%, 11/06/15(b)	5,240,000	5,272,145

Sanofi (France), Sr. Unsec. Global Notes, 1.63%, 03/28/14	1,675,000	1,699,865

Teva Pharmaceutical Finance IV LLC (Israel), Sr. Unsec. Gtd. Global Notes, 1.70%, 11/10/14	1,500,000	1,531,476

Watson Pharmaceuticals Inc., Sr. Unsec. Global Notes, 1.88%, 10/01/17	4,000,000	4,068,175

		12,571,661

Property & Casualty Insurance–0.31%

XL Group PLC (Ireland), Sr. Unsec. Global Notes, 5.25%, 09/15/14	2,092,000	2,230,021

Publishing–0.04%

Gannett Co. Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 11/15/14	225,000	257,625

Railroads–0.44%

CSX Corp., Sr. Unsec. Notes, 3.70%, 10/30/20	2,000,000	2,182,669

4.25%, 06/01/21	765,000	867,895

5.50%, 04/15/41	105,000	127,376

		3,177,940

Regional Banks–1.52%

CIT Group Inc., Series C, Sr. Unsec. Notes, 5.25%, 04/01/14(b)	3,500,000	3,655,313

Fifth Third Bancorp, Unsec. Sub. Notes, 4.50%, 06/01/18	1,360,000	1,510,535

First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/21	750,000	896,522

Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 4.65%, 02/25/15(b)	390,000	415,397

PNC Preferred Funding Trust III, Jr. Unsec. Sub. Notes, 8.70% (b)(d)	200,000	204,000

Regions Financial Corp., Sr. Unsec. Notes, 5.75%, 06/15/15	4,000,000	4,320,000

		11,001,767

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Retail REIT’s–0.31%

WEA Finance LLC (Australia), Sr. Unsec. Gtd. Notes, 7.13%, 04/15/18(b)	$1,815,000	$2,235,770

Soft Drinks–0.66%

Coca-Cola Co. (The), Sr. Unsec. Global Notes, 1.80%, 09/01/16	2,210,000	2,291,894

Coca-Cola Enterprises, Inc., Sr. Unsec. Notes, 1.13%, 11/12/13	1,500,000	1,510,284

Dr. Pepper Snapple Group Inc., Sr. Unsec. Gtd. Global Notes, 2.00%, 01/15/20	1,000,000	998,500

		4,800,678

Specialized Finance–1.11%

International Lease Finance Corp., Sr. Unsec. Global Notes, 4.88%, 04/01/15	1,000,000	1,023,750

5.75%, 05/15/16	2,300,000	2,412,700

National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Bonds, 3.05%, 03/01/16	4,295,000	4,584,903

		8,021,353

Specialized REIT’s–1.02%

American Tower Corp., Sr. Unsec. Global Notes, 4.63%, 04/01/15	1,140,000	1,218,369

Sr. Unsec. Notes, 4.50%, 01/15/18	175,000	192,491

EPR Properties, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/20	500,000	582,578

HCP Inc., Sr. Unsec. Notes, 2.70%, 02/01/14	3,500,000	3,567,149

Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	1,735,000	1,798,328

		7,358,915

Steel–0.54%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 4.25%, 08/05/15	1,615,000	1,634,371

4.25%, 03/01/16	1,000,000	1,005,900

6.13%, 06/01/18	750,000	760,537

FMG Resources August 2006 Pty Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.00%, 04/01/17(b)	500,000	486,250

		3,887,058

Systems Software–0.52%

Symantec Corp., Sr. Unsec. Global Notes, 2.75%, 06/15/17	2,500,000	2,584,387

Sr. Unsec. Notes, 2.75%, 09/15/15	1,150,000	1,188,118

		3,772,505

	Principal Amount	Value

Tobacco–0.12%

Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.13%, 09/11/15	$800,000	$872,719

Trucking–0.84%

Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Floating Rate Global Notes, 2.81%, 05/15/14(c)	1,000,000	998,750

ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 1.40%, 04/15/16(b)	2,000,000	1,998,068

Penske Truck Leasing Co., L.P./PTL Finance Corp., Sr. Notes, 2.50%, 03/15/16(b)	2,020,000	2,018,916

Ryder System, Inc., Sr. Unsec. Medium- Term Notes, 3.15%, 03/02/15	1,000,000	1,037,655

		6,053,389

Wireless Telecommunication Services–1.03%

America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Global Notes, 2.38%, 09/08/16	870,000	909,641

Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 3.21%, 08/15/15(b)	1,415,000	1,482,213

4.52%, 01/15/15(b)	1,265,000	1,342,481

4.88%, 08/15/20(b)	245,000	280,525

Vodafone Group PLC (United Kingdom), Sr. Unsec. Global Notes, 5.00%, 12/16/13	3,280,000	3,430,654

		7,445,514

Total U.S. Dollar Denominated Bonds and Notes (Cost $463,354,527)		477,115,846

Asset-Backed Securities–8.62%

Alley Auto Receivables Trust, Series 2010-1, Class A3, Pass Through Ctfs., 1.45%, 05/15/14	61,702	61,790

Ally Master Owner Trust, Series 2010-1, Class A, Floating Rate Pass Through Ctfs., 1.96%, 01/15/15(b)(c)	150,000	150,319

AmeriCredit Automobile Receivables Trust, Series 2011-2, Class D, Pass Through Ctfs., 4.00%, 05/08/17	5,000,000	5,281,745

Series 2011-3, Class D, Pass Through Ctfs., 4.04%, 07/10/17	3,000,000	3,192,006

BA Credit Card Trust, Series 2010- A1, Class A1, Floating Rate Pass Through Ctfs., 0.51%, 09/15/15(c)	1,110,000	1,110,992

Banc of America Merrill Lynch Commercial Mortgage Inc., Series 2003-1, Class A2, Pass Through Ctfs., 4.65%, 09/11/36	90,736	90,807

Series 2005-6, Class A4, Variable Rate Pass Through Ctfs., 5.36%, 09/10/47(c)	4,200,000	4,706,570

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Asset-Backed Securities–(continued)

Banc of America Mortgage Securities Inc., Series 2004-D, Class 2A2, Floating Rate Pass Through Ctfs., 3.11%, 05/25/34(c)	$320,471	$317,024

Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-6, Class 1A3, Floating Rate Pass Through Ctfs., 2.46%, 08/25/33(c)	453,891	434,544

Bear Stearns Commercial Mortgage Securities, Series 2004-T14, Class A4, Variable Rate Pass Through Ctfs., 5.20%, 01/12/41(c)	335,000	349,201

Series 2005-T18, Class A4, Variable Rate Pass Through Ctfs., 4.93%, 02/13/42(c)	4,200,000	4,557,493

Series 2006-PW11, Class AAB, Variable Rate Pass Through Ctfs., 5.62%, 03/11/39(c)	221,925	232,320

Series 2006-PW11, Class A4, Variable Rate Pass Through Ctfs., 5.62%, 03/11/39(c)	3,000,000	3,401,676

Series 2006-T24, Class A4, Pass Through Ctfs., 5.54%, 10/12/41	500,000	579,917

Cabela’s Master Credit Card Trust, Series 2011-2A, Class A1, Pass Through Ctfs., 2.39%, 06/17/19(b)	1,500,000	1,582,036

Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, Floating Rate Pass Through Ctfs., 2.52%, 08/25/34(c)	1,366,990	1,356,412

Commercial Mortgage Trust, Series 2001-J2A, Class A2F, Floating Rate Pass Through Ctfs., 0.71%, 07/16/34(b)(c)	14,281	14,283

Countrywide Asset-Backed Ctfs., Series 2007-4, Class A1B, Pass Through Ctfs., 5.81%, 04/25/47	52,388	52,222

Credit Suisse Mortgage Capital Ctfs., Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.63%, 09/26/34(b)(c)	556,649	529,133

Series 2010-6R, Class 1A1, Pass Through Ctfs., 5.50%, 02/27/37 (Acquired 03/01/10; Cost $1,072,967)(b)	1,041,715	1,103,608

Discover Card Master Trust, Series 2010-A1, Class A1, Floating Rate Pass Through Ctfs., 0.86%, 09/15/15(c)	1,700,000	1,702,706

Fontainebleau Miami Beach Trust, Series 2012, Class B, Pass Through Ctfs., 3.88%, 05/05/27(b)	3,000,000	3,141,451

Ford Credit Floorplan Master Owner Trust, Series 2010-3, Class A1, Pass Through Ctfs., 4.20%, 02/15/17(b)	575,000	618,229

	Principal Amount	Value

Asset-Backed Securities–(continued)

GE Capital Credit Card Master Note Trust, Series 2010-2, Class A, Pass Through Ctfs., 4.47%, 03/15/20	$2,000,000	$2,294,838

Series 2010-3, Class A, Pass Through Ctfs., 2.21%, 06/15/16	500,000	504,885

GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, Pass Through Ctfs., 4.75%, 07/10/39	125,000	135,371

Series 2012-ALOH, Class B, Pass Through Ctfs., 4.05%, 04/10/34(b)	1,000,000	1,092,557

LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4, Pass Through Ctfs., 4.37%, 03/15/36	350,000	364,333

Series 2005-C1, Class A3, Pass Through Ctfs., 4.55%, 02/15/30	18,308	18,313

Series 2005-C3, Class A4, Pass Through Ctfs., 5.50%, 07/15/30	1,054,154	1,056,281

Series 2005-C3, Class A5, Pass Through Ctfs., 4.74%, 07/15/30	165,000	179,446

MMCA Automobile Trust, Series 2010-A, Class A3, Pass Through Ctfs., 1.39%, 01/15/14(b)	24,588	24,594

Morgan Stanley Capital I, Series 2005-HQ5, Class A3, Pass Through Ctfs., 5.01%, 01/14/42	15,417	15,457

Series 2005-HQ7, Class A4, Variable Rate Pass Through Ctfs., 5.38%, 11/14/42(c)	305,000	338,316

Nissan Master Owner Trust Receivables, Series 2010-AA, Class A, Floating Rate Pass Through Ctfs., 1.36%, 01/15/15(b)(c)	275,000	275,347

RBSCF Trust, Series 2010-RR3, Class MS4A, Variable Rate Pass Through Ctfs., 4.97%, 04/16/40(b)(c)	500,000	526,961

Santander Drive Auto Receivables Trust, Series 2011-1, Class D, Pass Through Ctfs., 4.01%, 02/15/17	1,730,000	1,811,422

Series 2012-6, Class A2, Pass Through Ctfs., 0.47%, 09/15/15	2,700,000	2,700,283

Sequoia Mortgage Trust, Series 2012-1, Class 1A1, Floating Rate Pass Through Ctfs., 2.87%, 01/25/42(c)	1,987,562	2,034,665

Series 2012-2, Class A1, Variable Rate Pass Through Ctfs., 3.50%, 04/25/42(c)	2,617,882	2,692,673

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Asset-Backed Securities–(continued)

Vanderbilt Mortgage Finance, Series 2002-B, Class A4, Pass Through Ctfs., 5.84%, 02/07/26	$31,153	$32,182

Series 2002-C, Class A4, Pass Through Ctfs., 6.57%, 08/07/24	50,172	52,471

Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class A4, Variable Rate Pass Through Ctfs., 5.49%, 07/15/41(c)	2,505,000	2,654,362

Series 2005-C18, Class A4, Pass Through Ctfs., 4.94%, 04/15/42	4,000,000	4,362,024

Series 2005-C21, Class A4, Variable Rate Pass Through Ctfs., 5.42%, 10/15/44(c)	17,751	19,735

Series 2005-C22, Class A3, Variable Rate Pass Through Ctfs., 5.49%, 12/15/44(c)	26,740	26,735

WaMu Mortgage Pass Through Ctfs., Series 2003-AR8, Class A, Floating Rate Pass Through Ctfs., 2.46%, 08/25/33(c)	1,077,449	1,107,873

Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs., 2.62%, 07/25/34(c)	1,643,576	1,687,385

Series 2004-S, Class A1, Floating Rate Pass Through Ctfs., 2.63%, 09/25/34(c)	462,959	481,042

Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.62%, 12/25/34(c)	1,188,267	1,210,325

Total Asset-Backed Securities (Cost $60,701,222)		62,266,360

U.S. Treasury Securities–6.48%

U.S. Treasury Bills–0.04%

0.18%, 11/14/13 (e)(f)	300,000	299,539

U.S. Treasury Notes–6.44%

0.25%, 01/31/14	20,000,000	20,007,408

0.25%, 08/31/14	10,000,000	10,000,868

2.38%, 10/31/14	1,500,000	1,560,381

2.13%, 11/30/14	500,000	518,475

1.75%, 05/31/16	820,000	858,547

1.00%, 09/30/16	7,000,000	7,149,757

3.25%, 12/31/16	2,100,000	2,335,163

0.88%, 04/30/17	1,575,000	1,599,044

3.13%, 05/15/21	615,000	704,788

1.75%, 05/15/22	1,700,000	1,734,908

		46,469,339

Total U.S. Treasury Securities (Cost $46,135,537)		46,768,878

	Principal Amount	Value

U.S. Government Sponsored Mortgage-Backed Securities–2.93%

Collateralized Mortgage Obligations–0.62%

Fannie Mae REMICs, 0.98%, 06/25/37(c)	$1,808,131	$1,832,555

Fannie Mae Whole Loan, 0.66%, 02/25/47(c)	223,895	225,820

FDIC Structured Sale Gtd. Notes, 0.76%, 02/25/48 (Acquired 03/05/10; Cost $1,601,495)(b)(c)	1,601,495	1,605,832

Freddie Mac REMICS, 7.50%, 09/15/29	387,640	458,103

1.21%, 12/15/31(c)	161,727	165,517

1.16%, 01/15/32(c)	94,675	97,146

Ginnie Mae REMICS, 0.61%, 09/16/19(c)	95,428	96,066

		4,481,039

Federal Home Loan Mortgage Corp. (FHLMC)–0.46%

Pass Through Ctfs., 9.00%, 05/01/15	54,434	57,729

7.50%, 06/01/16 to 07/01/24	159,916	164,789

7.00%, 12/01/16 to 10/01/34	992,505	1,150,002

6.00%, 02/01/17 to 03/01/23	678,541	733,720

8.50%, 02/01/19 to 08/17/26	581,181	694,683

6.50%, 01/01/33 to 12/01/35	157,078	178,420

Pass Through Ctfs., ARM, 2.39%, 07/01/36(c)	168,295	179,782

3.15%, 02/01/37(c)	66,795	70,894

5.37%, 01/01/38(c)	81,255	86,561

		3,316,580

Federal National Mortgage Association (FNMA)–1.38%

Pass Through Ctfs., 7.50%, 02/01/15 to 02/01/31	696,059	826,836

7.00%, 04/01/15 to 08/01/36	4,683,304	5,326,102

8.50%, 09/01/15 to 07/01/30	371,067	462,538

6.50%, 11/01/16 to 10/01/35	1,464,648	1,658,995

8.00%, 12/01/17 to 08/01/32	795,821	897,304

9.00%, 02/01/21 to 01/01/30	148,411	184,486

10.00%, 05/01/26	2,747	2,759

Pass Through Ctfs., ARM, 2.02%, 09/01/19(c)	39,794	40,661

2.36%, 11/01/32(c)	85,788	91,600

2.33%, 05/01/35(c)	364,025	388,524

2.90%, 03/01/38(c)	67,825	72,359

		9,952,164

Government National Mortgage Association (GNMA)–0.47%

Pass Through Ctfs., 6.50%, 10/15/13 to 02/15/34	1,698,451	1,983,061

7.00%, 05/15/17 to 06/15/32	690,310	780,022

9.50%, 09/15/17	368	370

6.00%, 06/15/18	244,436	268,981

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Government National Mortgage Association (GNMA)– (continued)

7.75%, 11/15/19 to 02/15/21	$170,771	$183,983

7.50%, 12/20/25 to 07/15/32	108,065	120,351

8.50%, 07/20/27	87,254	108,470

		3,445,238

Total U.S. Government Sponsored Mortgage- Backed Securities (Cost $19,132,203)		21,195,021

U.S. Government Sponsored Agency Securities–1.17%

Federal Home Loan Mortgage Corp. (FHLMC)–0.70%

Unsec. Global Notes, 1.63%, 04/15/13	5,000,000	5,027,106

Federal National Mortgage Association (FNMA)–0.47%

Unsec. Global Notes, 2.63%, 11/20/14	3,270,000	3,419,244

Total U.S. Government Sponsored Agency Securities (Cost $8,245,800)		8,446,350

	Shares

Preferred Stocks–0.80%

Diversified Banks–0.40%

CoBank ACB, Series F, 6.25% Pfd.	28,000	2,859,500

Regional Banks–0.28%

PNC Financial Services Group Inc., Series P, 6.13% Pfd.	75,000	2,044,500

Reinsurance–0.12%

Reinsurance Group of America, Inc., Unsec. Sub. 6.20% Variable Rate Pfd.(c)	33,000	886,050

Total Preferred Stocks (Cost $5,500,000)		5,790,050

	Principal Amount

Municipal Obligation–0.02%

Alameda (County of) California Joint Powers Authority (Multiple Capital); Series 2010 A, Taxable Lease RB, 7.05%, 12/01/44 (Cost $110,000)	$110,000	140,464

	Shares

Money Market Funds–12.84%

Liquid Assets Portfolio –Institutional Class (g)	46,367,623	46,367,623

Premier Portfolio –Institutional Class (g)	46,367,623	46,367,623

Total Money Market Funds (Cost $92,735,246)		92,735,246

TOTAL INVESTMENTS–98.91% (Cost $695,914,535)		714,458,215

OTHER ASSETS LESS LIABILITIES–1.09%		7,888,955

NET ASSETS–100.00%		$722,347,170

Investment Abbreviations:

ARM	—Adjusted Rate Mortgage
Ctfs.	—Certificates
Deb.	—Debentures
Gtd.	—Guaranteed
Jr.	—Junior
Pfd.	—Preferred
RB	—Revenue Bonds
REIT	—Real Estate Investment Trust
REMICS	—Real Estate Mortgage Investment Conduits
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2012 was $128,392,609, which represented 17.77% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.

(d)	Perpetual bond with no specified maturity date.

(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(g)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices will be used to value debt obligations and Corporate Loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Short Term Bond Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
E.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

Invesco Short Term Bond Fund

E.	Swap Agreements – (continued)

A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.

F.	Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco Short Term Bond Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$95,665,796	$2,859,500	$—	$98,525,296
Corporate Debt Securities	—	477,115,846	—	477,115,846
U.S. Treasury Securities	—	46,768,878	—	46,768,878
Asset-Backed Securities	—	62,266,360	—	62,266,360
U.S. Government Sponsored Securities	—	29,641,371	—	29,641,371
Municipal Obligations	—	140,464	—	140,464
	$95,665,796	$618,792,419	$—	$714,458,215
Futures*	(46,575)	—	—	(46,575)
Swap Agreements*	—	(341,627)	—	(341,627)
Total Investments	$95,619,221	$618,450,792	$—	$714,070,013
*	Unrealized appreciation (depreciation).

Invesco Short Term Bond Fund

NOTE 3 — Derivative Investments

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of November 30, 2012:

Risk Exposure/ Derivative Type	Value
	Assets	Liabilities
Credit risk Swap agreements(a)	$—	$(341,627)
Interest rate risk Futures contracts(a)	—	(46,575)

(a)	Includes cumulative appreciation (depreciation) of futures contracts and swap agreements.

Effect of Derivative Instruments for the nine months ended November 30, 2012

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Futures*	Swap Agreements*
Realized Gain (Loss) Credit risk	$—	$(333,343)
Interest rate risk	(1,463,411)	—
Change in Unrealized Appreciation (Depreciation)
Credit risk	—	(341,627)
Interest rate risk	(219,996)	—
Total	$(1,683,407)	$(674,970)

* The average notional value of futures and swap agreements during the period was $64,874,196 and $14,666,667, respectively.

Open Futures Contracts
Short Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Notes	200	March-2013	(24,943,750)	(26,477)
U.S. Treasury 10 Year Notes	106	March-2013	(14,165,906)	(20,098)
Total				$(46,575)

Open Credit Default Swap Agreements

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread (a)	Notional Value (000)	Upfront Payments	Unrealized Appreciation (Depreciation)
Bank of America	Citigroup, Inc.	Buy	1.00%	06/20/17	1.32%	$6,000	$425,467	$(341,627)
(a)

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Invesco Short Term Bond Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2012 was $272,888,116 and $151,949,948, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$	18,040,421
Aggregate unrealized (depreciation) of investment securities		(376,422)
Net unrealized appreciation of investment securities	$	17,663,999
Cost of investments for tax purposes is $696,794,216.

Invesco Short Term Bond Fund

Invesco U.S. Government Fund Quarterly Schedule of Portfolio Holdings November 30, 2012

invesco.com/us	GOV-QTR-1 11/12	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2012

(Unaudited)

	Principal Amount	Value

U.S. Government Sponsored Mortgage-Backed Securities–68.32%

Collateralized Mortgage Obligations–31.99%

Fannie Mae REMICs,
5.50%, 04/25/17	$158,807	$161,812

5.00%, 04/25/18 to 09/25/37	15,363,561	16,254,528

4.00%, 07/25/18 to 07/25/40	16,522,379	17,526,257

3.50%, 10/25/18 to 12/25/31	3,084,595	3,136,520

4.50%, 07/25/19 to 07/25/27	3,182,737	3,240,267

4.25%, 12/25/19 to 02/25/37	10,825,414	11,456,062

2.25%, 02/25/21	1,239,018	1,274,810

3.00%, 07/25/22 to 09/25/36	11,197,984	11,505,794

2.50%, 03/25/26	4,220,389	4,399,515

7.00%, 09/18/27	2,229,962	2,620,293

6.50%, 01/25/30 to 03/25/32	7,093,381	8,154,339

5.75%, 10/25/35	2,626,923	2,967,687

0.51%, 05/25/36(a)	10,726,053	10,776,766

0.71%, 03/25/37 to 03/25/40(a)	10,590,009	10,647,880

0.98%, 06/25/37(a)	8,508,853	8,623,787

0.61%, 06/25/38(a)	11,738,848	11,797,713

6.58%, 06/25/39(a)	4,646,179	5,573,256

0.76%, 02/25/41(a)	8,603,949	8,673,602

0.73%, 11/25/41(a)	3,298,910	3,330,176

Federal Home Loan Bank,
5.27%, 12/28/12	1,414,044	1,418,996

5.07%, 10/20/15	3,654,173	3,924,652

Freddie Mac REMICs,
0.85%, 03/15/13	3,065,094	3,065,825

3.50%, 11/15/16 to 12/15/27	3,194,074	3,268,370

4.16%, 07/15/17	151,490	151,520

3.77%, 09/15/17	497,223	500,011

3.84%, 09/15/17	985,714	993,632

4.00%, 12/15/17 to 03/15/38	10,311,934	10,601,127

4.50%, 07/15/18 to 10/15/36	5,631,058	5,748,410

3.00%, 10/15/18 to 04/15/26	9,041,430	9,378,576

3.75%, 10/15/18	2,053,525	2,116,074

4.25%, 01/15/19	2,320,082	2,374,159

5.00%, 01/15/19 to 11/15/32	5,128,061	5,396,648

0.61%, 04/15/28 to 06/15/37(a)	21,103,913	21,242,624

5.25%, 08/15/32	1,729,784	1,752,087

0.71%, 12/15/35 to 03/15/40(a)	11,562,074	11,692,968

0.51%, 03/15/36(a)	9,595,164	9,653,929

5.75%, 05/15/36	1,823,332	1,889,281

0.58%, 11/15/36(a)	5,194,820	5,215,893

0.56%, 03/15/39(a)	1,958,508	1,968,463

0.66%, 03/15/39 to 02/15/42(a)	31,215,350	31,493,668

1.07%, 11/15/39(a)	1,893,488	1,915,151

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)

Ginnie Mae REMICs,
4.00%, 04/16/33 to 02/20/38	$12,379,444	$12,967,735

4.50%, 05/20/33 to 01/16/34	32,260,468	33,470,177

5.76%, 08/20/34(a)	3,325,487	3,812,197

5.85%, 01/20/39(a)	8,863,949	10,346,055

1.01%, 09/16/39(a)	4,498,402	4,605,171

4.51%, 07/20/41(a)	2,836,202	3,217,072

		346,301,535

Federal Deposit Insurance Company (FDIC)–0.19%

Series 2010-S1, Class 1A, Gtd. Floating Rate Notes, 0.76%, 02/25/48 (Acquired 03/05/10; Cost $2,001,866)(a)(b)	2,001,866	2,007,287

Federal Home Loan Mortgage Corp. (FHLMC)–11.94%

Pass Through Ctfs.,
12.00%, 02/01/13	4	4

7.00%, 12/01/14 to 03/01/36	3,030,362	3,469,881

6.50%, 04/01/15 to 12/01/35	13,560,497	15,627,957

8.00%, 12/01/15 to 02/01/35	6,251,118	7,810,696

10.00%, 02/01/16 to 04/01/20	186,917	221,870

6.00%, 06/01/17 to 07/01/38	4,876,030	5,340,696

10.50%, 08/01/19 to 01/01/21	23,689	25,891

8.50%, 09/01/20 to 08/01/31	479,529	595,920

4.50%, 09/01/20 to 01/01/40	10,714,912	11,744,401

9.50%, 11/01/20 to 04/01/25	133,366	156,776

7.50%, 11/01/20 to 05/01/35	5,118,178	6,203,558

9.00%, 06/01/21 to 04/01/25	568,730	659,370

5.50%, 12/01/22 to 11/01/39	8,152,811	8,880,289

3.50%, 08/01/26	5,969,334	6,406,268

3.00%, 05/01/27 to 07/01/27	6,651,586	7,040,771

7.05%, 05/20/27	388,263	446,243

6.03%, 10/20/30	846,062	974,981

5.00%, 07/01/35 to 01/01/40	6,728,200	7,306,274

Pass Through Ctfs., ARM,
2.91%, 09/01/35(a)	3,410,409	3,616,858

2.65%, 10/01/36(a)	3,809,398	4,080,916

2.94%, 10/01/36(a)	1,567,771	1,686,065

2.81%, 12/01/36(a)	1,015,403	1,086,149

2.25%, 05/01/37(a)	1,101,566	1,176,316

3.25%, 11/01/37(a)	3,665,501	3,964,788

5.36%, 01/01/38(a)	650,042	692,488

Pass Through Ctfs., TBA,
3.00%, 01/01/43(c)(d)	11,500,000	12,033,672

3.50%, 01/01/43(c)(d)	17,000,000	18,054,532

		129,303,630

See accompanying notes which are an integral part of this schedule.

        Invesco U.S. Government Fund

	Principal Amount	Value

Federal National Mortgage Association (FNMA)–20.45%

Pass Through Ctfs.,
6.00%, 10/01/13 to 10/01/38	$18,957,991	$20,893,426

7.00%, 01/15/14 to 06/01/36	9,826,349	11,440,029

8.00%, 02/01/14 to 12/01/36	6,090,267	7,432,622

7.50%, 02/01/14 to 08/01/37	7,364,469	8,922,393

12.00%, 12/01/15 to 01/01/16	10,642	10,899

6.50%, 04/01/16 to 10/01/38	12,509,151	14,267,094

9.50%, 07/01/16 to 08/01/22	23,723	27,003

9.00%, 12/01/16	51,188	56,811

5.00%, 01/01/17 to 03/01/40	15,617,939	17,286,608

4.50%, 04/01/19 to 08/01/39	10,968,228	12,109,662

10.00%, 12/20/19 to 12/20/21	157,484	166,012

5.50%, 03/01/21 to 05/01/35	13,475,168	14,806,873

6.75%, 07/01/24	809,136	938,138

8.50%, 09/01/24 to 08/01/37	4,104,424	5,095,948

10.22%, 04/20/25	81,181	85,891

6.95%, 07/01/25 to 10/01/25	184,670	210,793

3.50%, 05/01/27 to 06/01/27	8,151,731	8,777,924

Pass Through Ctfs., ARM,
2.50%, 10/01/34(a)	4,732,385	5,087,650

2.33%, 05/01/35(a)	2,826,550	3,016,773

2.72%, 01/01/37(a)	12,543,025	13,507,780

Pass Through Ctfs., BAL,
3.84%, 04/01/18	5,757,150	6,486,417

Pass Through Ctfs., TBA,
3.00%, 01/01/43(c)(d)	43,000,000	45,150,000

3.50%, 01/01/43(c)	22,500,000	23,980,077

4.00%, 01/01/43(c)(d)	1,500,000	1,606,172

		221,362,995

Government National Mortgage Association (GNMA)–3.75%

Pass Through Ctfs.,
12.00%, 09/15/13 to 07/15/15	3,827	4,005

13.00%, 10/15/14 to 12/15/14	7,221	7,281

11.00%, 09/15/15	184	185

10.00%, 06/15/16 to 07/15/24	273,889	298,321

8.50%, 09/20/16 to 01/15/37	510,170	591,128

9.00%, 10/15/16 to 04/15/21	79,384	82,274

8.75%, 10/20/16	24,563	24,694

8.00%, 12/15/16 to 08/15/36	2,871,990	3,426,857

9.50%, 08/15/17 to 03/15/23	103,383	114,807

6.50%, 09/15/17 to 01/15/37	5,894,186	6,789,772

7.00%, 07/15/18 to 12/15/36	2,572,785	3,039,133

6.95%, 07/20/25 to 11/20/26	582,836	689,674

7.50%, 03/15/26 to 10/15/35	3,190,830	3,860,566

6.00%, 12/15/28 to 08/15/33	2,337,595	2,647,631

6.10%, 12/20/33	3,644,411	4,268,288

3.50%, 08/20/42 to 10/20/42	8,815,394	9,344,043

Pass Through Ctfs., TBA,
3.50%, 12/01/42(c)(d)	5,000,000	5,452,344

		40,641,003

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $722,901,200)		739,616,450

	Principal Amount	Value

U.S. Government Sponsored Agency Securities–19.98%

Federal Agricultural Mortgage Corp.–2.35%

Sec. Gtd. Notes,
5.13%, 04/19/17(b)	$6,000,000	$7,117,259

Sr. Unsec. Notes,
2.00%, 07/27/16	4,000,000	4,206,334

Unsec. Medium-Term Notes,
1.25%, 12/06/13	7,000,000	7,070,467

0.85%, 08/11/14	7,000,000	7,063,816

		25,457,876

Federal Farm Credit Bank (FFCB)–1.91%

Bonds,
3.00%, 09/22/14	3,600,000	3,778,122

1.05%, 03/28/16	7,000,000	7,129,080

Medium-Term Notes,
5.75%, 12/07/28	7,000,000	9,770,103

		20,677,305

Federal Home Loan Bank (FHLB)–1.55%

Global Bonds,
0.50%, 11/20/15	11,800,000	11,841,958

Unsec. Bonds,
1.50%, 10/12/17	4,800,000	4,970,153

		16,812,111

Federal Home Loan Mortgage Corp. (FHLMC)–5.72%

Sr. Unsec. Global Notes,
5.00%, 04/18/17	2,750,000	3,264,429

Unsec. Global Notes,
0.75%, 11/25/14 to 01/12/18	17,600,000	17,662,651

0.63%, 12/29/14	9,800,000	9,864,221

2.00%, 08/25/16	5,500,000	5,798,184

1.00%, 03/08/17	10,300,000	10,472,637

1.25%, 08/01/19 to 10/02/19	14,800,000	14,845,141

		61,907,263

Federal National Mortgage Association (FNMA)–6.17%

Sr. Unsec. Global Bonds,
5.00%, 05/11/17	4,000,000	4,755,316

Sr. Unsec. Global Notes,
0.38%, 03/16/15	5,000,000	5,006,980

5.25%, 09/15/16	1,750,000	2,059,700

Unsec. Global Notes,
0.50%, 05/27/15 to 09/28/15	10,450,000	10,490,447

1.63%, 10/26/15	6,000,000	6,214,792

0.38%, 12/21/15	8,300,000	8,293,237

2.25%, 03/15/16	5,000,000	5,305,680

2.38%, 04/11/16	2,300,000	2,447,626

1.13%, 04/27/17	5,450,000	5,561,482

0.88%, 08/28/17 to 10/26/17	13,450,000	13,540,038

Unsec. Notes,
1.38%, 11/15/16	3,000,000	3,095,493

		66,770,791

See accompanying notes which are an integral part of this schedule.

        Invesco U.S. Government Fund

	Principal Amount		Value

Tennessee Valley Authority (TVA)–2.28%

Global Bonds,
4.88%, 12/15/16	$11,377,000		$13,304,577

Sr. Unsec. Global Notes,
5.50%, 07/18/17	7,700,000		9,376,929

Unsec. Global Notes,
1.88%, 08/15/22	2,000,000		2,011,422

			24,692,928

Total U.S. Government Sponsored Agency Securities (Cost $209,020,022)			216,318,274

U.S. Treasury Securities–16.89%

U.S. Treasury Notes–10.66%

0.63%, 05/31/17	7,000,000		7,029,215

1.25%, 01/31/19	7,500,000		7,678,091

2.13%, 08/15/21	3,700,000		3,930,298

2.00%, 11/15/21	100,000		104,928

1.75%, 05/15/22	14,750,000		15,052,881

2.75%, 05/31/17	6,000,000		6,593,202

2.38%, 07/31/17(e)	16,000,000		17,329,423

1.38%, 12/31/18	3,000,000		3,095,139

1.00%, 11/30/19	7,000,000		6,984,169

3.50%, 05/15/20	14,500,000		16,992,752

2.63%, 08/15/20	7,000,000		7,757,143

3.13%, 05/15/21	20,000,000		22,919,934

			115,467,175

U.S. Treasury Bonds–3.83%

4.25%, 05/15/39	2,900,000		3,786,677

4.63%, 02/15/40	2,800,000		3,871,400

7.88%, 02/15/21	6,500,000		9,893,816

7.50%, 11/15/24	7,320,000		11,831,300

3.50%, 02/15/39	2,500,000		2,893,613

4.38%, 05/15/41	6,900,000		9,204,944

			41,481,750

U.S. Treasury Inflation - Indexed Bonds–2.40%

0.13%, 04/15/17	5,094,050	(f)	5,466,356

0.13%, 07/15/22	9,056,000	(f)	9,938,989

0.75%, 02/15/42	9,422,000	(f)	10,538,040

			25,943,385

Total U.S. Treasury Securities (Cost $167,495,047)			182,892,310

Foreign Bonds–2.29%

Collateralized Mortgage Obligations–2.03%

La Hipotecaria S.A. de C.V. (Panama)-Series 2010-1GA, Class A, Floating Rate Pass Through Ctfs., 3.00%, 09/08/39 (Acquired 11/05/10-10/27/11; Cost $ 21,715,917)(a)(b)	21,000,349		21,945,365

	Principal Amount	Value

Sovereign Debt–0.26%

Israel Government Agency for International Development (AID) Bond (Israel), Gtd. Bonds, 5.13%, 11/01/24	$2,200,000	$2,836,808

Total Foreign Bonds (Cost $23,923,329)		24,782,173

Corporate Bonds and Notes–1.50%

Private Export Funding Corp.–1.50%

Private Export Funding Corp.,
Sec. Gtd. Notes,
2.13%, 07/15/16	5,000,000	5,284,067

1.38%, 02/15/17	5,000,000	5,155,893

4.30%, 12/15/21	4,800,000	5,826,587

Total Corporate Bonds and Notes (Cost $14,767,611)		16,266,547

	Shares

Money Market Funds–0.32%

Government & Agency Portfolio – Institutional Class (Cost $3,396,864) (g)	3,396,864	3,396,864

TOTAL INVESTMENTS–109.30% (Cost $1,141,504,073)		1,183,272,618

OTHER ASSETS LESS LIABILITIES–(9.30)%		(100,643,639)

NET ASSETS–100.00%		$1,082,628,979

Investment Abbreviations:

ARM	—Adjustable Rate Mortgage
BAL	—Balloon
Ctfs.	—Certificates
Gtd.	—Guaranteed
REMIC	—Real Estate Mortgage Investment Conduits
Sec.	—Secured
Sr.	—Senior
TBA	—To Be Announced
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2012 was $31,069,911, which represented 2.87% of the Fund’s Net Assets.

(c)	Security purchased on a forward commitment basis.

(d)	This security is subject to dollar roll transactions. See Note 1D.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.

(f)	Principal amount of security and interest payments are adjusted for inflation.

(g)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

        Invesco U.S. Government Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2012

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

        Invesco U.S. Government Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar rolls transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

E.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a

        Invesco U.S. Government Fund

E.	Futures Contracts – (continued)

futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

F.	Other Risks – The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
G.	Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$3,396,864	$--	$--	$3,396,864

U.S. Treasury Securities	--	182,892,310	--	182,892,310

U.S. Government Sponsored Securities	--	955,934,724	--	955,934,724

Corporate Debt Securities	--	16,266,547	--	16,266,547

Foreign Government Debt Securities	--	2,836,808	--	2,836,808

Foreign Bonds	--	21,945,365	--	21,945,365
	$3,396,864	$1,179,875,754	$--	$1,183,272,618
Futures*	(39,368)	--	--	(39,368)
Total Investments	$3,357,496	$1,179,875,754	$--	$1,183,233,250

* Unrealized appreciation (depreciation).

        Invesco U.S. Government Fund

NOTE 3 -- Derivative Investments

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of November 30, 2012:

	Value

Risk Exposure/ Derivative Type	Assets	Liabilities
Interest rate risk
Futures contracts	$236,548	$(275,916)

Effect of Derivative Instruments for the nine months ended November 30, 2012

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Futures*
Realized Gain
Interest rate risk	$ 3,059,101
Change in Unrealized Appreciation (Depreciation)
Interest rate risk	(1,650,210)
Total	$1,408,891

* The average notional value of futures outstanding during the period was $146,015,478.

Open Futures Contracts

	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Long Contracts
Ultra U.S. Treasury Bonds	435	March-2013	$72,182,812	$(119,859)

U.S. Treasury 2 Year Notes	364	March-2013	80,244,938	18,080

U.S. Treasury 5 Year Notes	722	March-2013	90,046,938	218,468
Subtotal			$242,474,688	$116,689
Short Contracts
U.S. Treasury 10 Year Notes	118	March-2013	(15,769,594)	(22,373)

U.S. Treasury 30 Year Bonds	378	March-2013	(56,723,625)	(133,684)
Subtotal			$(72,493,219)	$(156,057)
Total				$(39,368)

        Invesco U.S. Government Fund

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2012 was $1,017,581,477 and $1,049,905,376, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $64,972,253 and $69,619,173, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$39,874,204
Aggregate unrealized (depreciation) of investment securities	(2,458,096)
Net unrealized appreciation of investment securities	$37,416,108
Cost of investments for tax purposes is $1,145,856,510.

        Invesco U.S. Government Fund

Item 2.  Controls and Procedures.

(a)	As of November 19, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 19, 2012, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

2411146

012213 (1) BO

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Investment Securities Funds (Invesco Investment Securities Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2013

2285924

011713 (1) BO

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.